ALLSTATE PERSONAL RETIREMENT MANAGER

ALLSTATE LIFE INSURANCE COMPANY
P.O. BOX 80469
LINCOLN, NE 68501-0469

TELEPHONE NUMBER: 1-800-366-1411, EXT. 17500
                                                PROSPECTUS DATED MAY 1, 2002
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("ALLSTATE" "WE" or "US") is offering the Allstate Personal Retirement Manager, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 37 "INVESTMENT ALTERNATIVES." The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 34 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the portfolios ("PORTFOLIOS") of the following mutual funds ("FUNDS"):


AIM VARIABLE INSURANCE FUNDS          OPPENHEIMER VARIABLE ACCOUNT FUNDS
FIDELITY VARIABLE INSURANCE PRODUCTS  PANORAMA SERIES FUND, INC.
 FUND
JANUS ASPEN SERIES                    PIMCO VARIABLE INSURANCE TRUST
LAZARD RETIREMENT SERIES, INC.        PUTNAM VARIABLE TRUST
LSA VARIABLE SERIES TRUST             RYDEX VARIABLE TRUST
MFS(R)VARIABLE INSURANCE TRUST/SM/    SALOMON BROTHERS VARIABLE SERIES FUND
OCC ACCUMULATION TRUST                THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                      VAN KAMPEN LIFE INVESTMENT TRUST


Each Fund has multiple Portfolios. Not all of the Funds or Portfolios, however, may be available with your Contract. You should check with your representative for further information on the availability of Funds or Portfolios. Your Contract application will list all available Portfolios. If you elect the Income Protection Option, investment in certain of the Variable Sub-Accounts may be restricted or prohibited. See "Income Protection Option," below, on page 30.

We have filed a Statement of Additional Information, dated May 1, 2002, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 42 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http:/www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.



               THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE
               SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE
               ADEQUACY OF THIS PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A  FEDERAL
               CRIME.

IMPORTANT      THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH
 NOTICES       BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS.  HOWEVER, TH
               CONTRACTS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
               FEDERAL REGULATORY AGENCY.  INVESTMENTS IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
               INCLUDING POSSIBLE LOSS OF PRINCIPAL.

               THE CONTRACTS ARE NOT FDIC INSURED.





                                  1 PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                     PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                       3
--------------------------------------------------------------------------------
  The Contract at a Glance                                              4
--------------------------------------------------------------------------------
  How the Contract Works                                                7
--------------------------------------------------------------------------------
  Expense Table                                                         8
--------------------------------------------------------------------------------
  Financial Information                                                 14
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                          15
--------------------------------------------------------------------------------
  Purchases                                                             16
--------------------------------------------------------------------------------
  Contract Value                                                        17
--------------------------------------------------------------------------------
  Investment Alternatives                                               18
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                          18
--------------------------------------------------------------------------------
     The Fixed Account Options                                          21
--------------------------------------------------------------------------------
     Transfers                                                          22
--------------------------------------------------------------------------------
  Expenses                                                              24
--------------------------------------------------------------------------------
  Access to Your Money                                                  26
--------------------------------------------------------------------------------
  Income Payments                                                       27
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Death Benefits                                                        32
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                      33
--------------------------------------------------------------------------------
     Allstate                                                           33
--------------------------------------------------------------------------------
     The Variable Account                                               34
--------------------------------------------------------------------------------
     The Portfolios                                                     34
--------------------------------------------------------------------------------
     The Contract                                                       35
--------------------------------------------------------------------------------
     Qualified Plans                                                    35
--------------------------------------------------------------------------------
     Legal Matters                                                      35
--------------------------------------------------------------------------------
  Taxes                                                                 35
--------------------------------------------------------------------------------
  Performance Information                                               40
--------------------------------------------------------------------------------
  Experts                                                               41
--------------------------------------------------------------------------------
  Statement of Additional Information Table of Contents                 42
--------------------------------------------------------------------------------
APPENDIX A-- EXAMPLE OF CALCULATION OF AMOUNT GUARANTEED UNDER THE INCOME PROTECTION OPTION AND THE EFFECT OF WITHDRAWALS DURING THE PAYOUT PHASE 43
-------------------------------------------------------------------------------
APPENDIX B -- ACCUMULATION UNIT VALUES                                  46
--------------------------------------------------------------------------------

                                  2 PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------



This prospectus uses a number of important terms with which you may not be familiar. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlighted text.


                                                                    PAGE

--------------------------------------------------------------------------------
  Accumulation Phase                                                    4
--------------------------------------------------------------------------------
  Accumulation Unit                                                     14
--------------------------------------------------------------------------------
  Accumulation Unit Value                                               14
--------------------------------------------------------------------------------
  Allstate ("we" or "us")                                               33
--------------------------------------------------------------------------------
  Annuitant                                                             15
--------------------------------------------------------------------------------
  Automatic Additions Program                                           16
--------------------------------------------------------------------------------
  Automatic Portfolio Rebalancing Program                               24
--------------------------------------------------------------------------------
  Beneficiary                                                           15
--------------------------------------------------------------------------------
  Cancellation Period                                                   17
--------------------------------------------------------------------------------
  Contingent Beneficiary                                                15
--------------------------------------------------------------------------------
  Contract                                                              15
--------------------------------------------------------------------------------
  Contract Owner ("You")                                                15
--------------------------------------------------------------------------------
  Contract Value                                                        17
--------------------------------------------------------------------------------
  Contract Year                                                         4
--------------------------------------------------------------------------------
  Dollar Cost Averaging Fixed Account Options                           21
--------------------------------------------------------------------------------
  Dollar Cost Averaging Program                                         24
--------------------------------------------------------------------------------
  Due Proof of Death                                                    32
--------------------------------------------------------------------------------
  Fixed Account Options                                                 21
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Free Withdrawal Amount                                                25
--------------------------------------------------------------------------------
  Funds                                                                 1
--------------------------------------------------------------------------------
  Guarantee Period(s)                                                   21
--------------------------------------------------------------------------------
  Income Plan(s)                                                        28
--------------------------------------------------------------------------------
  Income Protection Diversification Requirement                         30
--------------------------------------------------------------------------------
  Income Protection Option                                              30
--------------------------------------------------------------------------------
  Investment Alternative(s)                                             18
--------------------------------------------------------------------------------
  Issue Date                                                            7
--------------------------------------------------------------------------------
  Payout Phase                                                          7
--------------------------------------------------------------------------------
  Payout Start Date                                                     5
--------------------------------------------------------------------------------
  Portfolios                                                            34
--------------------------------------------------------------------------------
  Primary Beneficiary                                                   15
--------------------------------------------------------------------------------
  Qualified Contract(s)                                                 38
--------------------------------------------------------------------------------
  SEC                                                                   1
--------------------------------------------------------------------------------
  Settlement Value                                                      32
--------------------------------------------------------------------------------
  Systematic Withdrawal Program                                         27
--------------------------------------------------------------------------------
  Valuation Date(s)                                                     17
--------------------------------------------------------------------------------
  Variable Account                                                      34
--------------------------------------------------------------------------------
  Variable Sub-Account(s)                                               18
--------------------------------------------------------------------------------

                                  3 PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------



The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS       You can purchase a Contract with as little as $5,000 ($2,000 for " QUALIFIED CONTRACTS," which are Contracts issued
                        within a qualified plan). You can add to your Contract as
                        often and as much as you like during the ACCUMULATION PHASE, but each additional payment must be at least $100 ($50 for payments made through the AUTOMATIC ADDITIONS PROGRAM ). The amount of your initial purchase payment allocated to the
                        DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS must be at least
                        $500. We reserve the right to accept a lesser initial
                        purchase payment amount. We also reserve the right to
                        increase the minimum amount of each additional purchase
                        payment to up to $1,000. You must maintain a minimum account size of $1,000.


--------------------------------------------------------------------------------------------------------------
RIGHT TO CANCEL        You may cancel your Contract within 20 days of receipt or
                       any longer period as your state may require (" CANCELLATION
                       PERIOD " ). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law
                       permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative
                       expense charges.

--------------------------------------------------------------------------------------------------------------
EXPENSES
                              You will bear the following expenses:
                              o  Total Variable Account annual fees equal to 1.50% of average daily net assets. If you select the Income Protection Option, we will deduct during the PAYOUT PHASE an additional amount of up to .75% (currently
                                 .50%) (0.30% for Contracts which have the Income Protection Option in effect prior to May 1, 2002) of the average daily net Variable Account assets supporting the variable income payments to which the Income

                              o  Protection Option applies.

                              o  Annual Contract maintenance charge of $35 (waived in certain cases).
                                 Withdrawal charges ranging from 0% to 6% of the amount withdrawn
                                 (with certain exceptions).

                              o  We reserve the right to impose a transfer fee equal to the greater of $25 or .50% of the amount transferred to each transfer after the 12th transfer in any CONTRACT YEAR.  We also reserve the right to assess short-
                                 term trading fees in connection with transfers from a Variable Sub-
                                 Account that occur within a certain number of days following the date of allocation to the Variable Sub-Account.

                              o  State premium tax (if your state imposes one).

                              Each Portfolio also pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
--------------------------------------------------------------------------------------------------------------

                                  4 PROSPECTUS

--------------------------------------------------------------------------------------------------------------
                              The Contract offers 37 investment alternatives, including:
INVESTMENT ALTERNATIVES       o 3 Fixed Account Options that credit interest at rates we guarantee.
                              o 34 Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:
                                o A I M Advisors, Inc.
                                o Fidelity Management & Research Company
                                o Janus Capital Management LLC
                                 o Lazard Asset Management
                                 o LSA Asset Management LLC
                                 o MFS Investment Management(R)
                                 o OpCap Advisors
                                 o OppenheimerFunds, Inc.
                                 o Pacific Investment Management Company
                                 o Putnam Investment Management, Inc.
                                 o Rydex Global Advisers
                                 o Van Kampen
                                 o Van Kampen Asset Management Inc.
                              To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-accounts have performed, please call us at 1-
                              800-366-1411, extension 17500.
--------------------------------------------------------------------------------------------------------------
SPECIAL SERVICES
                              For your convenience, we offer these special services:
                              o Automatic Portfolio Rebalancing Program
                              o Automatic Additions Program
                              o Dollar Cost Averaging Program
                              o Systematic Withdrawal Program


--------------------------------------------------------------------------------------------------------------
INCOME PAYMENTS               For each Income Plan you select, you may select fixed income payments, variable income payments, or fixed and variable income payments. You can receive your income payments the following ways:

                              o life income with guaranteed payments
                              o joint and survivor life income with guaranteed payments
                              o guaranteed number of payments and a withdrawal option
                              o life income with guaranteed payments and a withdrawal option
                              o a joint and survivor life income with guaranteed payments and a withdrawal option

                              You may elect to add the Income Protection Option to one or more
                              INCOME PLANS. The Income Protection Option guarantees that your variable income payments will never be less than 85% of the initial variable amount income value, as calculated on the PAYOUT START DATE, under such Income Plans.
                              The Income Protection Option is only available if you select variable income payments, and is not available with Income Plan 3. Other restrictions apply.
--------------------------------------------------------------------------------------------------------------
DEATH BENEFITS                If you or the ANNUITANT (if the Contract is owned by a non-living person)
                              die before the Payout Start Date, we will pay the death benefit described in the Contract.
--------------------------------------------------------------------------------------------------------------




                                  5 PROSPECTUS

-------------------------------------------------------------------------------------------------------------
TRANSFERS                     Before the Payout Start Date, you may transfer your CONTRACT VALUE among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. You may transfer a maximum of 25% of the initial amount you allocate to any GUARANTEE PERIOD during any Contract
                              Year. You may not transfer any portion of your Contract Value to any Dollar
                              Cost Averaging Fixed Account Options. Transfers may also be made after commencement of the Payout Start Date, subject to certain limitations.

                              We do not currently impose a fee upon transfers. However, we reserve the right to charge the greater of $25 or .50% of the amount transferred per transfer after the 12th transfer in each "Contract Year," which we measure from the date we issue your Contract or a Contract anniversary("Contract
                              Anniversary"). We consider multiple transfers made on a single business day as a single transfer.
--------------------------------------------------------------------------------------------------------------
WITHDRAWALS                   You may withdraw some or all of your Contract Value at anytime during the
                              Accumulation Phase and under limited circumstances during the Payout
                              Phase. In general, you must withdraw at least $100 at a time during the
                              Accumulation Phase and $500 at a time during the Payout Phase. You may withdraw a maximum of 25% of the initial amount you allocate to any
                              Guarantee Period during any Contract Year.  Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.  A withdrawal charge may also apply.
--------------------------------------------------------------------------------------------------------------

                                  6 PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways.

First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 37 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in any of the three Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one or more of the income payment options (we call these "INCOME PLANS") described on page 28. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.



The timeline below illustrates how you might use your Contract.


Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment


Other income payment options are also available. See "Income Payments" on page
27.

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary, will exercise the rights and privileges provided by the Contract. See the "Contract" on page 15. In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner, or if there is none, to your Beneficiary(ies). See "Death Benefits" on page 32.

Please call us at 1-800-366-1411, extension 17500, if you have any questions about how the Contract works.








                                  7 PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------


The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Portfolios.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of the amount withdrawn)*


Contract Year in which Withdrawals are made:                    1       2       3       4       5       6       7+
------------------------------------------------------------------------------------------------------------------------
Applicable Charge:                                              6%      5%      $%      3%      2%      1%      0%
------------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                     $35.00**
------------------------------------------------------------------------------------------------------------------------
Transfer Fee:                                                       The greater of $25.00*** or 0.50% of the amount
                                                                                    transferred***
------------------------------------------------------------------------------------------------------------------------


     * Each Contract Year during the Accumulation Phase,you may withdraw up to the Free Withdrawal Amount offered under your Contract without incurring a withdrawal charge. The Free Withdrawal amount does not apply during the Payout Phase of your Contract. See "Expenses - Withdrawal Charge," below, for more information.

     ** We will waive this charge in certain cases. See "Expenses - Contract Maintenance Charge," below.

     *** We are currently waiving the transfer fee. We reserve the right to impose a transfer fee on the thirteenth and all additional transfers within a Contract Year, excluding transfers due to Dollar Cost Averaging and Automatic Portfolio Rebalancing. See "Investment Alternatives: Transfers," below, for more information.

VARIABLE ACCOUNT ANNUAL EXPENSES

(as a percentage of average daily net asset value deducted from each Variable Sub-Account)


Basic Contract*

------------------------------------------------------------------------------------
Mortality and Expense Risk Charge                                            1.40%
------------------------------------------------------------------------------------
Administrative Expense Charge                                                0.10%
------------------------------------------------------------------------------------
Total Variable Account Annual Expenses                                       1.50%
------------------------------------------------------------------------------------


  *The Contract is also available with the Income Protection Option. See
   "Income Payments-- Income Protection Option," below, for a description of the Option. The charge for the Income Protection Option is currently 0.50% (0.30% for Contracts which have the Income Protection Option in effect prior to May 1, 2002) of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. The charge for the Income Protection Option applies only during the Payout Phase. Allstate reserves the right to raise the Income Protection Option charge to up to 0.75% (for a total mortality and expense risk charge of 2.15%). Once your Income Protection Option is in effect, however, Allstate may not change the fee that applies to your Contract. See "Expenses-- Mortality and Expense Risk Charge," below, for details.









                                  8 PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS)(1)



Portfolio                                       Management Fees  Rule 12b-1 Fees  Other Expenses   Total Portfolio Annual Expenses
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund, Series        0.85%             N/A            0.59%           1.44%
I (2)
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio-- Service       0.48%            0.25%           0.11%           0.84%
Class 2 (3)
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio--       0.43%            0.25%           0.14%           0.82%
Service Class 2
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio-- Service            0.73%            0.25%           0.20%           1.18%
Class 2 (3)
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Global Value Portfolio:           0.00%            0.25%           1.25%           1.50%
Service Shares (4,5)
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Portfolio:       0.65%            0.25%           0.04%           0.94%
Service Shares(4)
-------------------------------------------------------------------------------------------------------------------------
LAZARD Retirement Emerging Markets Portfolio         1.00%            0.25%           0.35%           1.60%
(6)
-------------------------------------------------------------------------------------------------------------------------
LSA Aggressive Growth Fund (7)                       0.95%             N/A            0.30%           1.25%
-------------------------------------------------------------------------------------------------------------------------
LSA Balanced Fund (8)                                0.80%             N/A            0.30%           1.10%
-------------------------------------------------------------------------------------------------------------------------
LSA Basic Value Fund (7)                             0.90%             N/A            0.30%           1.20%
-------------------------------------------------------------------------------------------------------------------------
LSA Blue Chip Fund (7)                               0.90%             N/A            0.30%           1.20%
-------------------------------------------------------------------------------------------------------------------------
LSA Capital Appreciation Fund (7)                    0.90%             N/A            0.30%           1.20%
-----------------------------------------------------------------------------------------------------------------------------------
LSA Disciplined Equity Fund (8)                      0.75%             N/A            0.30%           1.05%
-------------------------------------------------------------------------------------------------------------------------
LSA Diversified Mid Cap Fund (7)                     0.90%             N/A            0.30%           1.20%
-------------------------------------------------------------------------------------------------------------------------
LSA Emerging Growth Equity Fund (8)                  1.05%             N/A            0.30%           1.35%
-------------------------------------------------------------------------------------------------------------------------
LSA Focused Equity Fund (8)                          0.95%             N/A            0.30%           1.25%
-------------------------------------------------------------------------------------------------------------------------
LSA Growth Equity Fund (8)                           0.85%             N/A            0.30%           1.15%
-------------------------------------------------------------------------------------------------------------------------
LSA Mid Cap Value Fund (7)                           0.85%             N/A            0.30%           1.15%
-------------------------------------------------------------------------------------------------------------------------
LSA Value Equity Fund (8)                            0.80%             N/A            0.30%           1.10%
-------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series-- Service Class             0.90%            0.25%           0.16%           1.31%
(9,10,11)
-------------------------------------------------------------------------------------------------------------------------
MFS Utilities Series-- Service Class (9,10)          0.75%            0.25%           0.18%           1.18%
-------------------------------------------------------------------------------------------------------------------------
OCC Science and Technology Portfolio (12,13)         0.00%             N/A            1.05%           1.05%
-------------------------------------------------------------------------------------------------------------------------
OCC Small Cap Portfolio (12)                         0.80%             N/A            0.10%           0.90%
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund/VA--           1.00%            0.15%           0.05%           1.20%
Service Class
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA--          0.75%            0.15%           0.29%           1.19%
Service Class
-------------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond Portfolio (14,15)                 0.25%             N/A            0.66%           0.91%
-------------------------------------------------------------------------------------------------------------------------
PIMCO Money Market Portfolio (14,15)                 0.15%             N/A            0.36%           0.51%
-------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (14,15,16)              0.25%             N/A            0.41%           0.66%
-------------------------------------------------------------------------------------------------------------------------
Putnam High Yield Fund -- Class IB (17)              0.67%            0.25%           0.09%           1.01%
-------------------------------------------------------------------------------------------------------------------------
Putnam International Growth and Income Fund--        0.80%            0.25%           0.18%           1.23%
Class IB (17)
-------------------------------------------------------------------------------------------------------------------------
Rydex OTC Fund                                       0.75%             N/A            0.70%           1.45%
-------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund (18)          0.85%             N/A            0.17%           1.02%
-------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio,          0.60%            0.25%           0.15%           1.00%
Class II Shares
-------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF High Yield Portfolio (19,20)          0.50%             N/A            0.33%           0.83%
-------------------------------------------------------------------------------------------------------------------------

(1) Figures shown in the Table are for the year ended December 31, 2001 (except as otherwise noted).

(2) Before fee waivers and restated to reflect current fees. The Portfolio's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit "Total Portfolio Annual Expenses" (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. After fee waivers and expense reimbursements, "Management Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were 0.71%, 0.59% and 1.30%, respectively.

(3) Actual "Total Portfolio Annual Expenses" were lower because a portion of the brokerage commissions that the Portfolios paid was used to reduce the Portfolios' expenses. In addition, through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. These offsets may be discontinued at any time. Had these offsets been taken into account, "Total Portfolio Annual Expenses" would have been 0.83% for Equity-Income Portfolio and 1.12% for Overseas Portfolio.



                                  9 PROSPECTUS

(4) Lont-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

(5) Portfolio expenses include expense waivers. Waivers are first applied against "Management Fees" and then against "Other Expenses", and will continue until at least the next annual renewal of the advisory agreements (June 2003). Had these waivers not been in effect, "Management Fees", "Rule 12b-1 Fees", " Other Expenses" and "Total Portfolio Annual Expenses" would have been 0.65%, 0.25%, 2.72% and 3.62%, respectively. "Total Portfolio Annual Expenses" are shown without the effect of any expense offset arrangements.

(6) The investment manager has agreed to reduce its fees and, if necessary, reimburse the Portfolio if "Total Portfolio Annual Expenses" exceed 1.60%. Absent fee waivers and/or reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for the fiscal year ended December 31, 2001 would have been 2.96% and 4.21%, respectively.

(7) Figures shown are based on estimates for the current fiscal year. Under an expense limitation agreement ("Agreement"), the manager has agreed to reduce its fees or reimburse the Portfolio for expenses incurred above certain limits. Currently, this limit is set so that the Portfolio will not incur expenses (including interest, taxes, brokerage commissions and extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for 2002 are expected to be 7.65% and 8.60% for LSA Aggressive Growth Fund, 6.50% and 7.40% for LSA Basic Value Fund, 6.79% and 7.69% for Blue Chip Fund, 5.97% and 6.87% for LSA Capital Appreciation Fund, 6.29% and 7.19% for LSA Diversified Mid-Cap Fund and 6.33% and 7.18% for LSA Mid Cap Value Fund, respectively. These reductions and reimbursements will remain in effect until at least April 30, 2003. Under certain circumstances, the Agreement provides that, commencing June 1, 2002 and continuing for three years thereafter, the manager may recoup a certain amount of its fee reductions and reimbursements. The total amount of reimbursement, if any, paid in any year to the manager may not, however, cause "Total Portfolio Annual Expenses" to exceed the percentages listed in the table.

(8) Under an expense limitation agreement ("Agreement"), the manager has agreed to reduce its fees or reimburse the Portfolio for expenses incurred above certain limits. Currently, this limit is set so that the Portfolio will not incur expenses (including interest, taxes, brokerage commissions and extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for the period ending December 31, 2001 were 2.15% and 2.95% for LSA Balanced Fund, 2.00% and 2.75% for LSA Disciplined Equity Fund, 3.05% and 4.10% for Emerging Growth Equity Fund, 2.95% and 3.90% for LSA Focused Equity Fund, 2.34% and 3.19% for LSA Growth Equity Fund and 2.10% and 2.90% for LSA Value Equity Fund, respectively. These reductions and reimbursements will remain in effect until at least April 30, 2003. Under certain circumstances, the Agreement provides that, commencing May 1, 2002 and continuing for three years thereafter, the manager may recoup a certain amount of its fee reductions and reimbursements. The total amount of reimbursement, if any, paid in any year to the manager may not, however, cause "Total Portfolio Annual Expenses" to exceed the percentages listed in the table.

(9) Each Portfolio has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

(10) Each Portfolio has an expense offset arrangement which reduces the Portfolios' custodian fee based upon the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent. Each Portfolio may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Portfolios' expenses. "Other Expenses" do not take these expense reductions into account, and are therefore higher than the actual expenses of the Portfolios. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would have been lower and would equal 1.30% for New Discovery Series and 1.17% for Utilities Series.

(11) MFS has contractually agreed, subject to reimbursement, to bear expenses for the Portfolio such that "Other Expenses" (after taking into account the expense offset arrangement described in note 10 above), do not exceed 0.15% of the average daily net assets of the Portfolio during the current fiscal year. Without these fee arrangements "Total Portfolio Annual Expenses" would have been 1.34%. These contractual fee arrangements will continue at least until May 1, 2003, unless changed with the consent of the board of trustees which oversee the Portfolios.

(12) Each Portfolio had expenses offset by earnings credits from the custodian bank. Had the expense offsets been taken into account "Total Portfolio Annual Expenses" would have been 1.00% for Science and Technology Portfolio and 0.90% for Small Cap Portfolio.

(13) The adviser has agreed to waive a portion of its fee such that "Total Portfolio Annual Expenses" (after taking into consideration the expense offset described in note 12 above) do not exceed 1.00% annually. Without this waiver,



                                 10 PROSPECTUS

     "Management Fees", "Other Expenses" and "Total Portfolio Annual Expenses" would have been 0.80%, 2.42% and 3.22%, respectively. This fee waiver will remain in effect until April 30, 2003.

(14) "Other Expenses" reflect an administrative fee, service fee and interest expense of 0.50%, 0.15% and 0.01% for Foreign Bond Portfolio, 0.20%, 0.15% and 0.01% for Money Market Portfolio and 0.25%, 0.15% and 0.01% for Total Return Portfolio, respectively.

(15) "Total Portfolio Annual Expenses" listed in the table above reflect gross ratios prior to any voluntary waivers/ reimbursements of expenses. PIMCO has contractually agreed to reduce "Total Portfolio Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and trustees' fees, 0.90% of average daily net assets for Foreign Bond Portfolio, 0.50% of average daily net assets for Money Market Portfolio and 0.65% for of average daily net assets for Total Return Portfolio. With these reductions, "Total Portfolio Annual Expenses" for the fiscal year ended December 31, 2001 would have been 0.90% for Foreign Bond Portfolio, 0.50% for Money Market Portfolio and 0.65% for Total Return Portfolio. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided "Total Portfolio Annual Expenses", including such recoupment, do not exceed the annual expense limit.

(16) Effective May 1, 2002 the PIMCO Total Return Bond Portfolio changed its name to the PIMCO Total Return Portfolio.

(17) Restated to reflect an increase in Rule 12b-1 Fees effective April 30, 2001. Actual Rule 12b-1 Fees during the most recent fiscal year were 0.22%. See the Funds' prospectus for more information about Rule 12b-1 fees payable under the Funds' distribution plan.

(18) "Total Portfolio Annual Expenses" listed in the table above reflect gross ratios prior to any voluntary waivers/ reimbursements of expenses by the adviser. For the year ended December 31, 2001, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolios' adviser to the extent "Total Portfolio Annual Expenses" exceed 1.00%. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the "Management Fees", "Other Expenses" and "Total Portfolio Annual Expenses" would have been 0.83%, 0.17% and 1.00%, respectively.

(19) Effective May 1, 2002 the Portfolio has been re-branded to Van Kampen UIF High Yield Portfolio from Morgan Stanley UIF High Yield Portfolio.

(20) "Total Portfolio Annual Expenses" listed in the table above reflect gross ratios prior to any voluntary waivers/ reimbursements of expenses by the adviser. For the year ended December 31, 2001, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolios' adviser to the extent "Total Portfolio Annual Expenses" exceed 0.80%. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the "Management Fees", "Other Expenses" and "Total Portfolio Annual Expenses" would have been 0.47%, 0.33% and 0.80%, respectively.







                                 11 PROSPECTUS

EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $1,000 in a Variable Sub-Account,

.. earned a 5% annual return on your investment, and

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.



Variable Sub-Account                         1 Year  3 Year  5 Year    10 Year
-------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends              $78     $127    $178      $352
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income                    $72     $109    $148      $293
-------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond            $71     $108    $147      $291
-------------------------------------------------------------------------------
Fidelity VIP Overseas                         $75     $119    $165      $327
-------------------------------------------------------------------------------
Janus Aspen Series Global Value               $78     $129    $181      $358
-------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth           $73     $112    $153      $303
-------------------------------------------------------------------------------
LAZARD Retirement Emerging Markets            $79     $132    $186      $367
-------------------------------------------------------------------------------
LSA Aggressive Growth                         $76     $121    $169      $334
-------------------------------------------------------------------------------
LSA Balanced                                  $74     $116    $161      $319
-------------------------------------------------------------------------------
LSA Basic Value                               $75     $120    $166      $329
-------------------------------------------------------------------------------
LSA Blue Chip                                 $75     $120    $166      $329
-------------------------------------------------------------------------------
LSA Capital Appreciation                      $75     $120    $166      $329
-------------------------------------------------------------------------------
LSA Disciplined Equity                        $74     $115    $158      $314
-------------------------------------------------------------------------------
LSA Diversified Mid Cap                       $75     $120    $166      $329
-------------------------------------------------------------------------------
LSA Emerging Growth Equity                    $77     $124    $174      $344
-------------------------------------------------------------------------------
LSA Focused Equity                            $76     $121    $169      $334
-------------------------------------------------------------------------------
LSA Growth Equity                             $75     $118    $164      $324
-------------------------------------------------------------------------------
LSA Mid Cap Value                             $75     $118    $164      $324
-------------------------------------------------------------------------------
LSA Value Equity                              $74     $116    $161      $319
-------------------------------------------------------------------------------
MFS New Discovery                             $76     $123    $172      $340
-------------------------------------------------------------------------------
MFS Utilities                                 $75     $119    $165      $327
-------------------------------------------------------------------------------
OCC Science and Technology                    $74     $115    $158      $314
-------------------------------------------------------------------------------
OCC Small Cap                                 $72     $110    $151      $299
-------------------------------------------------------------------------------
Oppenheimer International Growth              $75     $120    $166      $329
-------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap             $75     $119    $166      $328
-------------------------------------------------------------------------------
PIMCO Foreign Bond                            $72     $111    $151      $300
-------------------------------------------------------------------------------
PIMCO Money Market                            $68     $ 98    $131      $259
-------------------------------------------------------------------------------
PIMCO Total Return                            $70     $103    $139      $275
-------------------------------------------------------------------------------
Putnam High Yield                             $73     $114    $156      $310
-------------------------------------------------------------------------------
Putnam International Growth and Income        $76     $120    $168      $332
-------------------------------------------------------------------------------
Rydex OTC                                     $78     $127    $179      $353
-------------------------------------------------------------------------------
Salomon Brothers Variable Capital             $73     $114    $157      $311
-------------------------------------------------------------------------------
Van Kampen LIT Growth and Income              $73     $113    $156      $309
-------------------------------------------------------------------------------
Van Kampen UIF High Yield                     $72     $108    $147      $292
-------------------------------------------------------------------------------



                                 12 PROSPECTUS

EXAMPLE 2
Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each period.



Variable Sub-Account                               1 Year  3 Year  5 Year   10 Year
------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends                    $33     $100    $169     $352
------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                          $27     $ 82    $139     $293
------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond                  $26     $ 81    $138     $291
------------------------------------------------------------------------------------
Fidelity VIP Overseas                               $30     $ 92    $156     $327
------------------------------------------------------------------------------------
Janus Aspen Series Global Value                     $33     $102    $172     $358
------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth                 $28     $ 85    $144     $303
------------------------------------------------------------------------------------
LAZARD Retirement Emerging Markets                  $34     $105    $177     $367
------------------------------------------------------------------------------------
LSA Aggressive Growth                               $31     $ 94    $160     $334
------------------------------------------------------------------------------------
LSA Balanced                                        $29     $ 89    $152     $319
------------------------------------------------------------------------------------
LSA Basic Value                                     $30     $ 93    $157     $329
------------------------------------------------------------------------------------
LSA Blue Chip                                       $30     $ 93    $157     $329
------------------------------------------------------------------------------------
LSA Capital Appreciation                            $30     $ 93    $157     $329
------------------------------------------------------------------------------------
LSA Disciplined Equity                              $29     $ 88    $149     $314
------------------------------------------------------------------------------------
LSA Diversified Mid Cap                             $30     $ 93    $157     $329
------------------------------------------------------------------------------------
LSA Emerging Growth Equity                          $32     $ 97    $165     $344
------------------------------------------------------------------------------------
LSA Focused Equity                                  $31     $ 94    $160     $334
------------------------------------------------------------------------------------
LSA Growth Equity                                   $30     $ 91    $155     $324
------------------------------------------------------------------------------------
LSA Mid Cap Value                                   $30     $ 91    $155     $324
------------------------------------------------------------------------------------
LSA Value Equity                                    $29     $ 89    $152     $319
------------------------------------------------------------------------------------
MFS New Discovery                                   $31     $ 96    $163     $340
------------------------------------------------------------------------------------
MFS Utilities                                       $30     $ 92    $156     $327
------------------------------------------------------------------------------------
OCC Science and Technology                          $29     $ 88    $149     $314
------------------------------------------------------------------------------------
OCC Small Cap                                       $27     $ 83    $142     $299
------------------------------------------------------------------------------------
Oppenheimer International Growth                    $30     $ 93    $157     $329
------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap                   $30     $ 92    $157     $328
------------------------------------------------------------------------------------
PIMCO Foreign Bond                                  $27     $ 84    $142     $300
------------------------------------------------------------------------------------
PIMCO Money Market                                  $23     $ 71    $122     $259
------------------------------------------------------------------------------------
PIMCO Total Return                                  $25     $ 76    $130     $275
------------------------------------------------------------------------------------
Putnam High Yield                                   $28     $ 87    $147     $310
------------------------------------------------------------------------------------
Putnam International Growth and Income              $31     $ 93    $159     $332
------------------------------------------------------------------------------------
Rydex OTC                                           $33     $100    $170     $353
------------------------------------------------------------------------------------
Salomon Brothers Variable Capital                   $28     $ 87    $148     $311
------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income                    $28     $ 86    $147     $309
------------------------------------------------------------------------------------
Van Kampen UIF High Yield                           $27     $ 81    $138     $292
------------------------------------------------------------------------------------

    PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS DESCRIBED IN THE FOOTNOTES TO THE PORTFOLIO ANNUAL EXPENSE TABLE ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME A MORTALITY AND EXPENSE RISK CHARGE OF 1.40%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35. THE EXPENSE FIGURES SHOWN ABOVE DO NOT REFLECT THE CHARGE ASSOCIATED WITH THE INCOME PROTECTION OPTION, WHICH APPLIES DURING THE PAYOUT PHASE. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $13,290.






                                 13 PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units which we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

The Accumulation Unit Values for the period beginning October 1, 2001 and ending December 31, 2001 are found beginning on page 46.

To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The consolidated financial statements of Allstate also appear in the Statement of Additional Information.







                                  14 PROSPECTUS

THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The Allstate Personal Retirement Manager is a contract between you, the "Contract Owner," and Allstate, a life insurance company. As the Contract Owner,you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract Owner or, if none, the Beneficiary, may exercise the rights and privileges provided to them by the Contract.

The Contract may not be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of this section and the Death Benefits section. On the date we receive the completed application the maximum age of the oldest Contract Owner and Annuitant may not exceed 85.

You may change the Contract Owner at any time by written notice in a form satisfactory to us. After we accept the form, the change of ownership will be effective as of the date you signed the form. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent ownership information in our files. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change. Changing ownership of this contract my cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued within a qualified plan. See "Qualified Plans" on page 35.


ANNUITANT
The "Annuitant" is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. You may change the Annuitant at any time prior to the Payout Start Date (only if the Contract Owner is a living person). The grantor must be the Annuitant if the Contract Owner is a grantor trust. The Annuitant must be the oldest grantor if the Contract Owner is a co-grantor trust. Once we accept a change, it takes effect as of the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

You may designate a joint Annuitant, who is a second person on whose life income payments depend. You may designate a joint Annuitant only on the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

   (i) the youngest Contract Owner; otherwise

   (ii) the youngest Beneficiary.


BENEFICIARY
The "Beneficiary" is the person who may elect to receive the death benefit or become the new Contract Owner pursuant to the Contract if the sole surviving
Contract Owner dies before the Payout Start Date.   If the sole surviving
Contract Owner dies after the Payout Start Date, the Primary Beneficiary(ies), or if none surviving, the Contingent Beneficiary(ies), will receive any guaranteed income payments scheduled to continue.

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. A "Primary Beneficiary" is the person who, if living may exercise the rights of the Beneficiary upon death of the sole surviving Contract Owner.
 A "Contingent Beneficiary" is the person selected by the Contract Owner who will become the Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time by written notice in a form satisfactory to us unless you have designated an irrevocable Beneficiary. Once we receive a satisfactory written request for a change of Beneficiary, the change will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

                                 15 PROSPECTUS

Each change is subject to any payment made by us or any other action we take before we accept the change.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Beneficiaries or Contingent Beneficiaries, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes. If one or more Beneficiaries survive you (or survives the Annuitant, if the Contract Owner is not a living person), we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal shares
to the surviving Beneficiaries.   If there is more than one Beneficiary in a
class and one of the Beneficiaries predeceases the Owner, the remaining Beneficiaires in the class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries. You may restrict income payments to Beneficiaries by providing us a written request.
 Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.


MODIFICATION OF THE CONTRACT
Only an Allstate officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No owner has a right to assign any interest in a Contract as collatreal or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult an attorney before assigning your Contract.



PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $5,000 ($2,000 for a Qualified Contract). Additional purchase payments must be $100 or more. If you use the Automatic Additions Program, additional purchase payments must be $50 or more. The amount of your initial purchase payment allocated to the Dollar Cost Averaging Fixed Account Options must be at least $500. We reserve the right to impose a minimum amount on allocations of subsequent purchase payments that you make to the Dollar Cost Averaging Fixed Account Options. We reserve the right to increase the minimum amount of additional purchase payments to an amount not to exceed $1,000. We reserve the right to limit the maximum amount of purchase payments we will accept to not less than $1,000,000, although we reserve the right to increase this amount. While you may make additional purchase payments at any time prior to the Payout Start Date, additional payments may be limited in some states. Please consult your representative for details about state limitations. We reserve the right to reject any application in our sole discretion.


AUTOMATIC ADDITIONS PROGRAM
You may make additional purchase payments of $50 or more per month by automatically transferring money from your bank account ("Automatic Additions Program"). The Automatic Additions Program is not available for making purchase payments into the 6 or 12 Month Dollar Cost Averaging Program. Please consult your representative for more detailed information.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate additional purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.



                                 16 PROSPECTUS

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit additional purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day, Monday through Friday, that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive yourpurchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the "Cancellation Period," which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return it by delivering it or mailing it to us. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Options. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If this Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

In states where we are required to refund purchase payments, we reserve the right during the Cancellation Period to invest any purchase payments you allocated to a Variable Sub-Account to the money market Variable Sub-Account available under the Contract. We will notify you if we do so. At the end of the Cancellation Period, we will allocate the amount in the money market Variable Sub-Account to the Variable Sub-Account(s) you originally designated.


CONTRACT VALUE
--------------------------------------------------------------------------------

Your "Contract Value" at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your amounts allocated to the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine Contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE PORTFOLIOS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.




                                 17 PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------


You may allocate your purchase payments to up to 34 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.



FUND                                      PORTFOLIO OBJECTIVE                                           INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS  SERIES I                                                                  A I M ADVISORS, INC.


-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund     Long-term growth of capital
--------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
                                                                                                        FIDELITY MANAGEMENT &
                                                                                                        RESEARCH COMPANY

--------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -    Reasonable Income
Service Class 2
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond        As high a level of current income as is consistent with the
Portfolio - Service Class 2               preservation of capital
--------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio -         Long-term growth of capital
Service Class 2
--------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES

                                                                                                        JANUS CAPITAL
--------------------------------------------------------------------------------------------------------MANAGEMENT
Janus Aspen Series Global Value           Long-term growth of capital                                   LLC
Portfolio: Service Shares
--------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth       Long-term growth of capital
Portfolio: Service Shares                 in a manner consistent with                                   ---------------------------
                                          the preservation of capital.


--------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC                                                                           LAZARD ASSET MANAGEMENT
--------------------------------------------------------------------------------------------------------
Lazard Retirement Emerging Markets        Long-term capital appreciation
Portfolio                                                                                               ---------------------------
--------------------------------------------------------------------------------------------------------
LSA VARIABLE SERIES TRUST

--------------------------------------------------------------------------------------------------------
LSA Aggresive Growth Fund (1)             Long-term capital growth
--------------------------------------------------------------------------------------------------------
LSA Balanced Fund (2)                     A combination of growth of capital and investment
                                          income (growth of capital in the primary objective)
                                          investing in a mix of equity and debt.                        LSA ASSET MANAGEMENT
--------------------------------------------------------------------------------------------------------LLC
LSA Basic Value Fund (3)                  Long-term growth of capital
--------------------------------------------------------------------------------------------------------
LSA Blue Chip Fund (3)                    Long-term capital growth. Current income is a secondary
                                          objective
--------------------------------------------------------------------------------------------------------
LSA Capital Appreciation Fund (4)         Long-term capital growth
--------------------------------------------------------------------------------------------------------
LSA Disciplined Equity Fund (5)           A consistently high total return
-----------------------------------------------------------------------------------------------------------------------------------
LSA Diversified Mid Cap Fund (6)          Long-term growth of capital
--------------------------------------------------------------------------------------------------------
LSA Emerging Growth Equity Fund (7)       Capital Appreciation
--------------------------------------------------------------------------------------------------------
LSA Focused Equity Fund (8)               Capital Appreciation
--------------------------------------------------------------------------------------------------------
LSA Growth Equity Fund (9)                Long-term growth of capital
--------------------------------------------------------------------------------------------------------
LSA Mid Cap Value Fund (1)                Long-term capital growth
--------------------------------------------------------------------------------------------------------
LSA Value Equity Fund  (10)               Long-term growth of capital with current income as a
                                          secondary objective
--------------------------------------------------------------------------------------------------------
                                 18 PROSPECTUS

--------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST                                                                            MFS INVESTMENT
                                                                                                        MANAGEMENT
--------------------------------------------------------------------------------------------------------
MFS New Discovery Series - Service Class  Capital appreciation                                          ---------------------------
--------------------------------------------------------------------------------------------------------
MFS Utilities Series - Service Class      Capital growth and current income
--------------------------------------------------------------------------------------------------------
OCC ACCUMULATION TRUST                                                                                  OPCAP ADVISORS
--------------------------------------------------------------------------------------------------------
OCC Science and Technology Portfolio      Capital appreciation
-----------------------------------------------------------------------------------------------------------------------------------
OCC Small Cap Portfolio                   Capital appreciation
--------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------OPPENHEIMERFUNDS, INC.
Oppenheimer International Growth Fund/VA  Capital appreciation
- Service Class
--------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap         Capital appreciation                                          ---------------------------
Fund/VA - Service Class
--------------------------------------------------------------------------------------------------------
PIMCO VARIBLE INSURANCE TRUST

--------------------------------------------------------------------------------------------------------PACIFIC INVESTMENT
PIMCO Foreign Bond Portfolio              To maximize total return, consistent with preservation of     MANAGEMENT COMPANY
                                          capital and prudent investment management
--------------------------------------------------------------------------------------------------------
PIMCO Money Market Portfolio              To obtain maximum current income consistent with
                                          preservation of capital and daily liquidity.                  ---------------------------
--------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio              To maximize total return, consistent with preservation of
                                          capital and prudent investment management
--------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST

--------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB      Seeks high current income. Capital growth is a secondary
                                          goal when consistent with achieving high current income.
                                          The fund seeks its goal by investing at least 80% in U.S.
                                          corporate rated below investment grade (junk bonds) and       PUTNAM INVESTMENT
                                          that have intermediate to long-term maturities (three         MANAGEMENT, INC.
                                          years or longer.)
--------------------------------------------------------------------------------------------------------
Putnam  International Growth and Income   Seeks capital growth. Current income is a secondary
Fund -  Class IB                          objective. The fund seeks its goal by investing mainly in
                                          common stocks of companies outside the United States         ---------------------------
                                          with a focus on value stocks.
--------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST                                                                                    RYDEX GLOBAL ADVISERS
--------------------------------------------------------------------------------------------------------
Rydex OTC Fund                            Investment results that correspond to a benchmark  for
                                          over-the-counter securities.                                  ---------------------------
--------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS                                                                  SALOMON BROTHERS ASSET
                                                                                                        MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------------
Salomom Brothers Variable Capital Fund    Capital appreciation
--------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST                                                                        VAN KAMPEN ASSET
                                                                                                        MANAGEMENT INC.
--------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income          Long-term growth of capital and income
Portfolio, Class II
--------------------------------------------------------------------------------------------------------
Van Kampen UIF High Yield Portfolio       Above-average total return over a market cycle of three to    VAN KAMPEN
                                          five years
-----------------------------------------------------------------------------------------------------------------------------------

(1) Sub-advised by Van Kampen Asset Management Inc.

(2) Sub-advised by OpCap Advisors.

(3) Sub-advised by A I M Capital Management, Inc.

(4) Sub-advised by Janus Capital Management LLC

(5) Sub-advised by J.P. Morgan Investment Management Inc.






                                       19 PROSPECTUS

(6) Sub-advised by Fidelity Management & Research Company.

(7) Sub-advised by RS Investment Management, L.P.

(8) Sub-advised by Van Kampen

(9) Sub-advised by Goldman Sachs Asset Management.

(10) Sub-advised by Salomon Brothers Asset Management.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE TRUST PORTFOLIOS, SUCH AS THE PORTFOLIOS, MAY NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. VARIABLE INSURANCE TRUST PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF SUCH PORTFOLIOS CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF RETAIL MUTUAL FUNDS.









                                 20 PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. Currently, you may choose from among 3 Fixed Account Options, including 2 Dollar Cost Averaging Options and the Standard Fixed Account Option. We may offer additional Fixed Account Options in the future. We will credit a minimum effective annual interest rate of 3% to money you allocate to any of the Fixed Account Options. The Fixed Account Options may not be available in all states. Please consult with your representative for current information. Our fixed account supports Allstate's insurance and annuity obligations. Our fixed account consists of our general account assets other than those in segregated asset accounts. We have sole discretion to invest the assets of our fixed account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of Allstate's fixed account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
The "Dollar Cost Averaging Fixed Account Options" are two of the investment alternatives that you can use to establish a Dollar Cost Averaging Program. These options allow you to allocate purchase payments to the Dollar Cost Averaging Fixed Account either for up to 6 months (the "Six Month Dollar Cost Averaging Fixed Account Option") or for up to 12 months (the "Twelve Month Dollar Cost Averaging Fixed Account Option"). The amount of your initial purchase payment allocated to a Dollar Cost Averaging Fixed Account Option must be at least $500. We reserve the right to impose a minimum amount on allocations of subsequent purchase payments that you make to the Six-Month DCA Fixed Account Option or to the Twelve-Month DCA Fixed Account Option. Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described below. For additional information about our Dollar Cost Averaging Program, see "Dollar Cost Averaging Program," below.

You may not transfer money from other investment alternatives to either the Six or Twelve Month Dollar Cost Averaging Fixed Account Options. You may not use the Automatic Additions Program to make purchase payments into the Six or Twelve Month Dollar Cost Averaging Fixed Account Options. Transfers out of the Six or Twelve Month Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you may make without paying a transfer fee.

The Six or Twelve Month Dollar Cost Averaging Options may not be available in your state. Please check with your representative for availability.




STANDARD FIXED ACCOUNT OPTION
Each purchase payment or transfer allocated to the Standard Fixed Account Option earns interest at the current rate in effect at the time of allocation. We guarantee that rate for a period of years we call "Guarantee Periods." We are currently offering Guarantee Periods of 1 year in length. In the future, we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase or transfer. After the initial Guarantee Period, we will guarantee a one year renewal rate. During the 30 day period after a Guarantee Period expires, you may withdraw and/or transfer any amount in such Guarantee Period without incurring a withdrawal charge. Otherwise, each Contract Year, the maximum amount you may transfer and/or withdraw from a Guarantee Period is 25% of the initial amount allocated to each such Guarantee Period. For Contracts issued prior to May 1, 2002, interest earned may also be transferred and/or withdrawn without limitation. Withdrawal charges may apply. See "Expenses - Withdrawal Charge," below, for details.

When a Guarantee Period ends, we will automatically transfer any Guarantee Period value to a new Guarantee Period of equal length as the expired Guarantee Period on the day after the previous Guarantee Period ends. We will not charge a transfer fee for this automatic transfer, nor will this automatic transfer count against the 12 transfers you can make each Contract Year without paying a transfer fee. We will mail you a notice before each Guarantee Period ends.

We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation.


INVESTMENT RISK
We bear the investment risk for all amounts allocated to the Fixed Account Options. That is because we guarantee the current interest rates, and renewal interest rates with respect to the Fixed Account Option, we credit to the amounts you allocate to any of these Options. The effective annualized interest rate will never be less than 3% for any Fixed Account Option. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Fixed Account Options. For current interest rate information, please contact your representative or our customer support unit at 1-800-366-1411, extension 17500.

                                 21 PROSPECTUS

SIX-MONTH DOLLAR COST AVERAGING FIXED ACCOUNT

You may establish a Six-Month Dollar Cost Averaging Program by allocating purchase payments to the Six Month Dollar Cost Averaging Fixed Account Option ("Six-Month DCA Fixed Account Option"). Money in the Six-Month Dollar Cost Averaging Fixed Account Option will earn interest at the effective annual rate in effect at the time of allocation to the Six-Month DCA Fixed Account Option. We will follow your allocation instructions to transfer amounts monthly from the Six-Month DCA Fixed Account Option.

For each purchase payment, the first transfer from the Six-Month DCA Fixed Account Option must occur within one month of the date of payment. If we do not receive allocation instructions from you when your payment is received, each monthly installment plus attributed earned interest will be transferred to the money market Variable Sub-Account in substantially equal monthly installments using the longest Dollar Cost Averaging transfer period being offered at the time the purchase payment is made, until we have received allocation instructions.

Each purchase payment and attributed earned interest must be transferred out of this option by means of dollar cost averaging within 6 months. At the end of the transfer period, any nominal amounts remaining in the Six-Month DCA Fixed Account Option will be automatically allocated to the money market Variable Sub-Account. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this option to the money market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Six-Month Dollar Cost Averaging Fixed Account.

We bear the investment risk for all amounts allocated to the Six-Month DCA Fixed Account Option. That is because we guarantee the current interest rates we credit to the amounts you allocate to this option, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Six-Month DCA Fixed Account Option. For current interest rate information, please contact your representative or Allstate customer service at 1-800-366-1411, extension 17500.

TWELVE-MONTH DOLLAR COST AVERAGING FIXED ACCOUNT
You may establish a Twelve-Month Dollar Cost Averaging Program by allocating purchase payments to the Twelve-Month Dollar Cost Averaging Fixed Account Option ("Twelve-Month DCA Fixed Account Option"). Money in the Twelve-Month DCA Fixed Account Option will earn interest at the effective annual rate in effect at the time of allocation to the Twelve-Month DCA Fixed Account Option. We will follow your allocation instructions to transfer amounts monthly from the Twelve-Month DCA Fixed Account Option.

For each purchase payment, the first transfer from the Twelve-Month DCA Fixed Account Option must occur within one month of the date of payment. If we do not receive allocation instructions from you when your payment is received, each monthly installment plus attributed earned interest will be transferred to the money market Variable Sub-Account in substantially equal monthly installments using the longest Dollar Cost Averaging transfer period being offered at the time the purchase payment is made, until we have received allocation instructions.

Each purchase payment and attributed earned interest must be transferred out of this option by means of dollar cost averaging within 12 months. At the end of the transfer period, any nominal amounts remaining in the Twelve-Month DCA Fixed Account Option will be automatically allocated to the money market Variable Sub-Account. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this option to the money market Variable Sub-Account unless you request a different investment alternative. No transfers are permitted into the Twelve-Month Dollar Cost Averaging Fixed Account Option.

We bear the investment risk for all amounts allocated to the Twelve Month DCA Fixed Account Option. That is because we guarantee the current interest rates we credit to the amounts you allocate to this options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate.

We may declare more than one interest rate for different monies based upon the date of allocation to the Twelve-Month DCA Fixed Account Option. For current interest rate information, please contact your representative or Allstate customer service at 1-800-366-1411, extension 17500.




INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer any portion of your Contract Value among the investment alternatives, subject to the limits described below. You may not transfer any portion of your Contract Value to any Dollar Cost Averaging Fixed Account Options. You may request transfers in writing or by telephone according to the procedure described below.

You may make 12 transfers per Contract Year without charge. We consider multiple transfers made on a single



                                 22 PROSPECTUS
business day as a single transfer. We reserve the right to impose a transfer fee equal to the greater of $25.00 or 0.50% of the amount transferred to each transfer after the 12th transfer in a Contract Year. If the total amount remaining in any Variable Sub-Account after a transfer is less than $100, we will automatically transfer the entire remaining amount to the money market Variable Sub-Account.

The minimum amount that you may transfer into any Guarantee Period of the Standard Fixed Account is $100. During the 30 day period after a GuaranteePeriod expires, you may transfer and/or withdraw any amount in such Guarantee Period without incurring a withdrawal charge. Otherwise, each Contract Year, the maximum amount you may transfer and/or withdraw from a Guarantee Period is 25% of the initial amount allocated to each such Guarantee Period. For Contracts issued prior to March 1, 2002, interest earned may also be transferred and/or withdrawn without limitation. Withdrawal charges may apply. See "Expenses -- Withdrawal Charge," below, for details.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. Your Contract permits us to defer transfers from the Fixed Account Options for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. We consider multiple transfers made on a single business day as a single transfer. You may not convert any portion of your fixed income payments into variable income payments. After the Payout Start Date, you may make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments if you did not select the Income Protection Option. You may transfer variable income payments to fixed income payments under any Income Plan. However, if you transfer variable income payments to fixed income payments under Income Plan 4 or Income Plan 5, the entire value of those variable income payments must be transferred. This restriction does not apply to Contracts issued prior to May 1, 2002.


TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-366-1411, extension 17500. The cut-off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


EXCESSIVE TRADING LIMITS
We reserve the right to limit transfers among the Variable Sub-Accounts in any Contract Year, or to refuse any Variable Sub-Account transfer request, if:

.. we believe, in our sole discretion, that excessive trading by or on behalf of such Contract Owner or Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Portfolios or would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the corresponding Portfolios that they intend to restrict the purchase or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Portfolio shares.

All transfers involving the purchase or redemption of mutual funds shares by the Variable Account may be subject to restrictions or requirements imposed by the Portfolios. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a Variable Sub-Account that occur within a certain number of days following the date of allocation to the Variable Sub-Account. Such fees may vary by Sub-Account, but will only apply to those Sub-Accounts corresponding to Portfolios that explicitly require the assessment of such fees.

                                 23 PROSPECTUS

We may apply these excessive trading limit restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract Owners.


DOLLAR COST AVERAGING PROGRAM
By using our "Dollar Cost Averaging Program," you may automatically transfer a fixed dollar amount every month from any Variable Sub-Account to any of the other Variable Sub-Accounts. The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. Participation in this program does not, however, assure you of a greater profit from your purchases under the program nor will it prevent or necessarily reduce losses in a declining market.

We will not charge a transfer fee for transfers made under this Program, nor will such transfer count against the 12 transfers you can make each Contract Year without paying a transfer fee (currently waived). You may not use the Dollar Cost Averaging Program to transfer amounts to the Guarantee Periods of the Standard Fixed Account. This program is available only during the Accumulation Phase.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our "Automatic Portfolio Rebalancing Program," we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account monthly, quarterly, semi-annually, or annually, depending on your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

EXAMPLE:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fidelity VIP Investment Grade Bond-- Service Class 2 Sub-Account and 60% to be in the LSA Growth Equity Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fidelity VIP Investment Grade Bond-- Service Class 2 Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fidelity VIP Investment Grade Bond-- Service Class 2 Variable Sub-Account and use the sales proceeds to buy more units in the LSA Growth Equity Variable Sub-Account so that the percentage allocations would again be 40% and 60%, respectively.

The Automatic Portfolio Rebalancing Program is available during both the Accumulation and Payout Phases of the Contract. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee during a Contract Year, and are not otherwise subject to a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENEANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 Contract maintenance charge proportionately from the Variable Sub-Accounts. We will also deduct this charge if you withdraw your entire Contract Value on any date other than the Contract Anniversary, unless your Contract qualifies for a waiver as described below. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We may not increase the charge. However, we will waive this charge if, as of the Contract Anniversary or upon full surrender:

.. your Contract Value equals $50,000 or more, or

.. all money is allocated to the Fixed Account Options.

After the Payout Start Date, we will waive the charge if the Contract Value is $50,000 or more on the Payout Start Date, or if all payments are Fixed Amount Income Payments. After the Payout Start Date, the annual Contract maintenance charge will be deducted in equal parts from each income payment. If you have selected more than one Income Plan, the charge will be deducted from the payments under the Income Plan having the life contingent option with the greatest number of remaining



                                 24 PROSPECTUS
guaranteed payments. If a life contingent option is not in effect, the charge will be deducted from the Income Plan with the greatest number of remaining guaranteed payments.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.40% of the average daily net assets you have invested in the Variable Sub-Accounts. The mortality and expense risk charge is for the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

If you select the Income Protection Option, we will deduct during the Payout Phase an additional 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Option applies. The charge for the Income Protection Option applies only during the Payout Phase.

Allstate reserves the right to raise the Income Protection Option charge to up to 0.75%. However, once your option is in effect, Allstate may not change the fee that applies to your Contract. We charge an additional amount for the Income Protection Option to compensate us for the additional risk that we accept by providing the Option.

ADMINISTRATIVE EXPENSE CHARGE We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the Contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.


TRANSFER FEE
We reserve the right to impose a fee upon transfers in excess of 12 during any Contract Year. If we impose a transfer fee, the fee will be the greater of $25.00 or 0.50% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the amount you withdraw during both the Accumulation and Payout Phases of your Contact. The charge declines to 0% over a 6 year period that begins on the day we issue your Contract. A schedule showing how the charge declines is shown on page 8. You can withdraw up to the Free Withdrawal Amount each Contract Year during the Accumulation Phase without paying the withdrawal charge. The "Free Withdrawal Amount" is the greater of 10% of your purchase payments or 10% of your Contract Value as of the beginning of the Contract Year. Unused portions of the Free Withdrawal Amount may not be carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from any portion of the amount withdrawn that exceeds the Free Withdrawal Amount. The Free Withdrawal Amount is not available during the Payout Phase of your Contract. Please see the "Withdrawals During the Payout Phase" section, below, for additional information about withdrawals made during the Payout Phase of your Contract.

For federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers as described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge on all withdrawals taken under your Contract if the following conditions are satisfied:

1) you or the Annuitant, if the Contract Owner is not a living person, are confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;



                                 25 PROSPECTUS

2) you request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and


3) a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you, the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on all withdrawals taken under your Contract if:

1) you or the Annuitant (if the Contract Owner is not a living person) are first diagnosed with a terminal illness (as defined in the Contract) at least 30 days after the Issue Date; and

2) you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract if you meet the following requirements:

1) you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date;

2) you or the Annuitant, if the Contract Owner is not a living person, receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment; and

3) you or the Annuitant, if the Contract Owner is not a living person, claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. We may, at some point in the future, discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Owner's value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR SEPERATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Portfolios. For a summary of current estimates of those charges and expenses, see page 9. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with the administrative services we provide to the Portfolios.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You may withdraw some or all of your Contract Value at any time prior to the Payout Start Date. After the Payout Start Date, you may also make withdrawals if you have selected Income Plans 3, 4 or 5 (see "Withdrawals During the Payout Phase," below).

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You may withdraw money from the Variable Account or the Fixed Account Options.

                                  26 PROSPECTUS

To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

During the Accumulation Phase, you must name the investment alternatives from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the investment alternatives according to the value of your investments therein. During the Payout Phase, you must specify the Income Plan(s) from which you wish to make a withdrawal. We will deduct the amount of the withdrawal proportionately from all of the investment alternatives that support such Income Plan(s).

In general, you must withdraw at least $100 at a time during the Accumulation Phase and $500 at a time during the Payout Phase. If you use the Systematic Withdrawal Program, however, the minimum amount you may withdraw is $50. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account. During the 30 day period after a Guarantee Period expires, you may withdraw any amount in such Guarantee Period without incurring a withdrawal charge. Otherwise each Contract Year, the maximum amount you may transfer and/or withdraw from a Guarantee Period is 25% of the initial amount allocated to each such Guarantee Period. For contracts issued prior to May 1, 2002, interest earned may also be transferred and/or withdrawn without limitation. This limitation will also be waived if you make a total withdrawal from your Contract during the Accumulation Phase. Withdrawal charges may apply. See "Investment Alternatives: The Fixed Account Options -- Standard Fixed Account Option," above, for additional information about Guarantee Periods.

If you request a total withdrawal, we may require you to return your Contract to us.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2) An emergency exists as defined by the SEC; or

3) The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or such shorter period if required by law). If we delay payment for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis ("Systematic Withdrawal Program") at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject o an additional 10% federal tax penalty. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we will inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and applicable taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The "Payout Start Date" is the date the Contract Value, less any applicable taxes, is applied to one or more Income Plans. The Payout Start Date must be:

.. at least 30 days after the Issue Date; and

.. no later than the day the Annuitant reaches age 90, or the 10th Contract
  Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

                                 27 PROSPECTUS

INCOME PLANS
An "Income Plan" is a series of scheduled payments made to you or to someone you designate. You may choose more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, less any applicable taxes, should be allocated to each such Income Plan. You may not combine fixed and variable amounts together in the same Income Plan. However you may allocate fixed and variable amounts into multiple Income Plans of the same kind. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionately to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Option, certain restrictions may apply as described under "Income Protection Option," below.

You may change your choice of Income Plan(s) until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Five Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments; or

.. variable income payments.or

.. fixed and variable income payments

 The five Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we will make periodic income payments for as long as the Annuitant lives. If the Annuitant dies before the selected number of guaranteed payments have been made, we will continue to pay the remainder of the guaranteed payments as required by the Contract. You may elect to receive guaranteed payments for periods up to 360 months. If the Annuitant is older than age 90 as of the Payout Start Date, the guaranteed payments may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we will make periodic income payments for as long as either the Annuitant or joint Annuitant, named at the time of Income Plan selection, lives. If both the Annuitant and the joint Annuitant die before the selected number of guaranteed payments have been made, we will continue to pay the remainder of the guaranteed payments as required by the Contract. You may elect to receive guaranteed payments for periods up to 360 months. If either the Annuitant or the joint Annuitant is older than age 90 as of the Payout Start Date, the guaranteed payments may range from 60 to 360 months.

INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS AND A WITHDRAWAL OPTION. Under this plan, we will make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. This plan offers a withdrawal option as defined under Withdrawals During the Payout Phase.

INCOME PLAN 4 - LIFE INCOME WITH GUARANTEED PAYMENTS AND A WITHDRAWAL OPTION. Under this plan, we will make payments for as long as the Annuitant lives. The initial number of payments guaranteed will be based on the life expectancy of the Annuitant as determined in accordance with guidelines published by the In ernal Revenue Service. If the Annuitant dies before all guaranteed payments (adjusted by any prior withdrawals) have been made, we will continue to pay the remainder of the guaranteed payments as required by the Contract. This plan offers a withdrawal option as defined under Withdrawals During the Payout Phase.

INCOME PLAN 5 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS AND A WITHDRAWAL OPTION. We will make payments for as long as either the Annuitant or joint Annuitant, named at the time of Income Plan selection, lives. The initial number of payments guaranteed will be based on the life expectancy of the joint Annuitants as determined in accordance with guidelines published by the Internal Revenue Service. If both the Annuitant and the joint Annuitant die before all guaranteed payments (adjusted by any prior withdrawals) have been made, we will continue to pay the remainder of the guaranteed payments as required by the Contract. This plan offers a withdrawal option as defined under Withdrawals During the Payout Phase.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plans 1, 2, 4 and/or 5, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant are alive before we make each payment. Please note that under Income Plans 1 and 2, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.



                                  28 PROSPECTUS

We reserve the right to make other Income Plans available in the future.

If, prior to the Payout Start Date, you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan(s) on the Payout Start Date. If the amount available to apply under your Income Plan(s) is less than $2,000, or is not enough to provide an initial payment of at least $20, and state law permits, we may:

.. pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen; or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


WITHDRAWALS DURING THE PAYOUT PHASE
During the Payout Phase, you may only make withdrawals from Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 & 5 ("guaranteed payment plans"). You may terminate all or part of your income payments under these plans at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see Valuation Date, above, on page 17) on which we receive your request. A withdrawal charge may apply. During the Payout Phase, the withdrawal value ("withdrawal value") under your Contract is equal to the lump sum amount you would receive if you elected to terminate all of your income payments under "guaranteed payment plans," excluding any withdrawal charges. On the date you withdraw all or part of your withdrawal value, we will reduce your withdrawal value by the amount of the withdrawal. Any amounts guaranteed under the Income Protection Option are not considered in determining the withdrawal value.

To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we used to compute your initial variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.

On the date you make a withdrawal under Income Plan 3, we will reduce the remaining income payments so the present value of the reduced income payments, plus the amount of the withdrawal, equals the present value of the income payments just prior to the withdrawal.

On the date you make a withdrawal under Income Plan 4 or 5, we will reduce the remaining income payments and the guaranteed number of payments so that the actuarial present value of the reduced income payments, plus the amount of the withdrawal, equals the actuarial present value of the income payments just prior to the withdrawal. Actuarial present values are determined using the assumed investment rate you previously selected, in the case of variable payments, or the applicable current interest rate, in the case of fixed payments, and the industry mortality tables or modified industry mortality tables that we are using at the time of the withdrawal. You should check with your representative regarding the effect of withdrawals on your remaining income payments.

GENERAL WITHDRAWAL PROVISIONS DURING THE PAYOUT PHASE. Each withdrawal during the Payout Phase you make must be at least $500. If, after any withdrawal, the value of your remaining income payments does not provide a payment of at least $20, we reserve the right to terminate your Contract. We are currently waiving this limitation. If we terminate your Contract in this manner, we will pay you the present value of your remaining income payments in a lump sum. We will also terminate your Contract if you withdraw the entire value of the remaining income payments.

You must specify the Income Plans from which you wish to make a withdrawal. We will deduct your withdrawal proportionately from the Variable Sub-Accounts which support such Income Plans. See "Access to Your Money," above, for additional information about withdrawals in general.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience; and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the Portfolios; and (b) the Annuitant could live longer or shorter than we expect based on the mortality tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. Currently, you may choose either a 5% or 3% assumed investment rate per year. If you select the Income Protection Option, however, the assumed investment rate must be 3%. If you do


                                 29 PROSPECTUS
not choose an assumed investment rate, we will automatically apply the 3% assumed investment rate. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub- Accounts you choose is less than the assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. With a higher assumed investment rate, your initial income payment will be larger than with a lower assumed investment rate. While income payments continue to be made, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of interest we will credit. The interest rate will vary from year to year, but will never be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless there are remaining guaranteed payments under your Income Plan). For example, if you have selected Income Plan 1 with zero guaranteed payments and the Annuitant dies during the year, the beneficiary will not be entitled to receive the remaining level payments for that year.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1) applying the applicable portion of the Contract Value, less any applicable premium tax; and

2) applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract; or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or any shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


INCOME PROTECTION OPTION
If you have selected variable income payments, you may elect to add the Income Protection Option to Income Plans 1, 2, 4 and/or 5. You may add the Income Protection Option to one or more Income Plans. If you elect the "Income Protection Option," we guarantee that your variable income payments under each Income Plan to which the Income Protection Option applies will never be less than 85% of the initial variable amount income value, as calculated on the Payout Start Date, under such Income Plans. You may only add the Income Protection Option on the Payout Start Date. Also, you may only add the Income Protection Option if the oldest Annuitant is age 75 or younger as of the Payout Start Date.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose Variable Sub-Account investment limitations during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Option applies. To achieve our Income Protection Diversification Requirement, we have divided the 34 Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the exclude Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:

UNRESTRICTED VARIABLE SUB-ACCOUNTS (there is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts):*

Fidelity VIP Investment Grade Bond
PIMCO Foreign Bond
PIMCO Money Market
PIMCO Total Return Bond

* Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

RESTRICTED VARIABLE SUB-ACCOUNTS (you may allocate up to 70% of the amount of

                                 30 PROSPECTUS
assets supporting your variable income payments to the following Variable Sub-Accounts):+

Fidelity VIP Equity-Income
Fidelity VIP Overseas
Janus Aspen Series Worldwide Growth
Janus Aspen Series Global Value
LSA Balanced
LSA Basic Value
LSA Blue Chip
LSA Capital Appreciation
LSA Disciplined Equity
LSA Diversified Mid Cap
LSA Focused Equity
LSA Growth Equity
LSA Mid Cap Value
LSA Value Equity MFS Utilities
OCC Small Cap
Oppenheimer International Growth VA
Oppenheimer Main Street Small Cap VA
Putnam High Yield
Putnam International Growth and Income
Salomon Brothers Variable Capital
Van Kampen LIT Growth and Income Class II Shares
Van Kampen UIF High Yield


+ Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

EXCLUDED VARIABLE SUB-ACCOUNTS (currently, none of the following Variable Sub-Accounts are available to support variable income payments):

AIM V.I. Dent Demographic Trends
Lazard Retirement Emerging Markets
LSA Aggressive Growth
LSA Emerging Growth Equity
MFS New Discovery
OCC Science and Technology
Rydex OTC

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers you make that are not required to meet the Income Protection Diversification Requirement will count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.

After the Payout Start Date, if you make any withdrawals, the amount guaranteed under the Income Protection Option is equal to (a) multiplied by (b) and the result divided by (c) where:

  (a) the amount guaranteed under the Income Protection Option immediately preceding the withdrawal;

  (b) the value of the variable income payment (without regard to the Income Protection Option) immediately following the withdrawal; and

  (c) the value of the variable income payment (without regard to the Income Protection Option) immediately preceding the withdrawal.

If you select the Income Protection Option, there are several other restrictions that apply to your Contract. Once selected, you may not delete or remove the Income Protection Option from any Income Plan(s). If you select Income Plans 1 or 2, you must choose to receive guaranteed income payments for at least 120 months, unless the Internal Revenue Service requires a different time period. You may not convert any of your variable income payments into fixed income payments. You must also select an assumed investment rate of 3%. See "Variable Income Payments," above, for additional information about assumed investment rates.

Appendix A contains an example of how we calculate the Income Protection Option and the effect of withdrawals during the Payout Phase.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.



                                 31 PROSPECTUS

DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit prior to the Payout Start Date on:

1) the death of any Contract Owner or;

2) the death of the Annuitant, if the Contract is owned by a non-living person.

We will pay the death benefit to the new Contract Owner as determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.

A claim for a distribution on death must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death:"

.. a certified copy of a death certificate;

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. any other proof acceptable to us.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of:

1) the sum of all purchase payments reduced by a withdrawal adjustment, as defined below; or

2) the Contract Value as of the date we determine the death benefit.

The withdrawal adjustment is equal to (a) divided by (b), and the result multiplied by (c), where:

  (a) is the withdrawal amount;

  (b) is the Contract Value immediately prior to the withdrawal; and

  (c) is the sum of all purchase payments adjusted for any prior withdrawals.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of:

1) the Contract Value, or

2) the Settlement Value.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central time on a Valuation Date, we will process the request as of the end of the following Valuation Date.DEATH BENEFIT PAYMENTS

If the new Contract Owner is a living person, the new Contract Owner may elect:

OPTION 1. to receive the death benefit in a lump sum; or

OPTION 2. to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

.. the life of the new Contract Owner; or

.. for a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the (new) Contract Owner; or

.. the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

Options 1 and 2 above are only available if the new Contract Owner elects one of these options within 180 days of the date of death. Otherwise, the new Contract Owner will receive the Settlement Value. The Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3:00p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the new Contract Owner dies prior to the receiving of all the Contract Value, then the new Contract Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner's death.

We reserve the right to waive the 180 day limit on a non-discriminatory basis. In any event, the entire value of the Contract must be distributed within 5 years after the date of the death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the sole new Contract Owner is your spouse, then he or she may elect one of the options listed above within 180 days of the date of death or may continue the Contract in the Accumulation Phase as if the death had not occurred. If the spouse does not elect Options 1 or 2 above within 180 days of the date of death, the Contract will continue in the Accumulation Phase as if the death had not occurred. On the date the Contract is continued, the Contract Value will equal the amount of the death benefit



                                 32 PROSPECTUS
as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central
Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in those Variable Sub-Accounts on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the money market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

.. Transfer all or a portion of the excess among the Variable Sub-Accounts;

.. Transfer all or a portion of the excess into the Standard Fixed Account Option and begin a new Guarantee Period; or

.. Transfer all or a portion of the excess into a combination of Variable
  Sub-Accounts or the Standard Fixed Account Option.

Any such transfer does not count as one of the free transfer allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The Contract may only be continued once. If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal
charge.   If the new Contract Owner is a corporation, trust, or other non-living person, then the new Contract Owner may elect, within 180 days of your death, to receive the death benefit in a lump sum. If the new Owner does not elect to receive the death benefit in a lump sum, then the new Contract Owner must receive the Contract Value payable within 5 years of your date of death. On the date we receive the complete request for payment of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers provision during this 5 year period. No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 year period. If any new Contract Owner is a non-living person, all new Contract Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death proceeds are paid.
 We reserve the right to offer additional options upon Death of Owner.

DEATH OF ANNUITANT

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, and the Contract Owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract Owner.If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a non-living person, the following apply:

a.  the Contract Owner may elect, to receive the death benefit in a lump sum; or

b. if the Contract Owner does not elect to receive the death benefit in a lump sum, then the Contract Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the money market Variable Sub-Account. The Contract Owner may then exercise all rights as set forth in the Transfers section during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to waive the 180 day limit on a non-discriminatory basis.

We reserve the right to offer additional options upon Death of Annuitant.


MORE INFORMATION
--------------------------------------------------------------------------------

ALLSTATE
Allstate is the issuer of the Contract. Allstate is an Illinois stock life insurance company organized in 1957. "Allstate Financial" is the marketing name used by Allstate to refer to the company and its affiliates and subsidiaries.

Allstate is licensed to operate in the District of Columbia, Puerto Rico, and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

                                 33 PROSPECTUS

Allstate is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior), Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Allstate. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT
Allstate established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate.

The Variable Account currently consists of multiple Variable Sub-Accounts. Each Variable Sub-Account offered under this Contract invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast. We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors/trustess of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors/ trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

                                 34 PROSPECTUS

THE CONTRACT

DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154, serves as principal underwriter of the Contracts. ALFS is a wholly owned subsidiary of Allstate. ALFS is a broker-dealer registered under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments. These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.00%, on an annual basis, of the Contract Values considered in connection with the bonus. Allstate does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract Owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


QUALIFIED PLANS
If you use the Contract within a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Allstate on certain federal securities law matters. All matters of state insurance law pertaining to the Contracts, including the validity of the Contracts and Allstate's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate.


TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. Allstate MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Allstate, and its operations form a part of Allstate, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate does not intend to make provisions for any such taxes. If Allstate is taxed on investment income or capital gains of the Variable Account, then Allstate may impose a charge against the Variable Account in order to make provision for such taxes.

                                 35 PROSPECTUS

TAXATION OF ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the owner is a natural person,

2. the investments of the Variable Account are "adequately diversified"according to Treasury Department regulations, and

3. Allstate is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.



EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain Qualified Contracts; (3) Contracts purchased by employers upon the termination of certain qualified plans; (4) certain Contracts used in connection with structured settlement agreements, and (5) immediate annuity Contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year. Although Allstate does not have control over the Funds or their investments, we expect the Funds to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a Contract Owner will be considered the owner of Variable Account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause a Contract Owner to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that Owners could direct sub-account investments without being treated as Owners of the underlying assets of the Variable Account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract Owners were not Owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a nonqualified contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount



                                 36 PROSPECTUS
we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date.
 It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death;

if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 59 1/2,

2. made as a result of the Contract Owner's death or becoming totally disabled,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Contract beneficiary,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

TAX FREE EXCHANGES UNDER IRC SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract for a new non-Qualified annuity contract. The Contract Owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge



                                 37 PROSPECTUS

(or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-qualified deferred annuity contracts issued by Allstate (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

The Contract may be used with several types of qualified plans. Allstate reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and distributions that do not conform to specified commencement and minimum distribution rules.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM A QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible

IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from qualified contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn


                                 38 PROSPECTUS
from the contract. Not all income plans offered under this annuity contract satisfy the requirements for minimum distributions. Because these distributions are required under the code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS.


Pursuant to the Code and IRS regulations, an IRA may not invest in life insurance contracts. However, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not satisfy the requirements of an IRA. We believe that these regulations do not prohibit all forms of optional death benefits; however, at this time we are not allowing owners of any IRA to select certain death benefits that offer enhanced earnings.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 59 1/2,

2. made as a result of the Contract Owner's death or total disability,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Contract beneficiary,

4. made pursuant to an IRS levy,

5. made for certain medical expenses,

6. made to pay for health insurance premiums while unemployed (only applies for IRAs),

7. made for qualified higher education expenses (only applies for IRAs), and

8. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Allstate is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

4. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate is required to withhold federal income tax using the wage withholding rates from all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


                                 39 PROSPECTUS

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate is directed to transfer some or all of the contract value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.



PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.



                                 40 PROSPECTUS

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the Contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the Contract maintenance or withdrawal charges.


The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.


EXPERTS

The consolidated financial statements of Allstate as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedules, incorporated herein by reference from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2001, and for each of the periods in the two years then ended, incorporated herein by reference from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.






                                  41 PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION
--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Purchases of Contracts
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
  Standardized Total Returns
--------------------------------------------------------------------------------
  Non-standardized Total Returns
--------------------------------------------------------------------------------
  Adjusted Historical Total Returns
--------------------------------------------------------------------------------
CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
CALCULATION OF ANNUITY UNIT VALUES
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
DESCRIPTION
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
FEDERAL TAX MATTERS
--------------------------------------------------------------------------------
QUALIFIED PLANS
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.





                                 42 PROSPECTUS

APPENDIX A

EXAMPLE OF CALCULATION OF AMOUNT GUARANTEED UNDER THE INCOME PROTECTION OPTION AND THE EFFECT OF WITHDRAWALS DURING THE PAYOUT PHASE
--------------------------------------------------------------------------------



Part I of Appendix A illustrates how we calculate the amount guaranteed under the Income Protection Option. Part II of Appendix A illustrates the effect of withdrawals during the Payout Phase. Please remember that you are looking at an example only. Please also remember that the Income Protection Option may only be added to Income Plans 1, 2, 4 and/ or 5, and only to those Income Plans for which you have selected variable income payments.

PART I

To illustrate the calculation of the amount guaranteed under the Income Protection Option, we assume the following:


Adjusted age of Annuitant on the Payout      65
 Start Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                           male
-------------------------------------------------------------------------------
Income Plan selected:                       4
-------------------------------------------------------------------------------
Payment frequency:                          monthly
Amount applied to variable income payments  $100,000.00
 under the Income Plan:






The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:



Assumed investment rate:            3%
-------------------------------------------------------------------------------
Guaranteed minimum variable        85% of the initial variable amount income
 income payment:
                                   value


-------------------------------------------------------------------------------
Internal Revenue Service life
 expectancy male -  age 65:        20 years






 STEP 1 -  CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $4.7938 per $1,000 applied to variable income payments under Income Plan 4. Therefore, the initial variable amount income value = $100,000 X $4.7938/1000 = $479.38.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION
OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $479.38 = $407.47.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $407.47 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $407.47, you would receive the greater amount.



                                 43 PROSPECTUS

PART II

To illustrate the effect of withdrawals during the Payout Phase we use the same assumptions that applied in Part I above. On the Payout Start Date, the number of guaranteed payments is based on the Internal Revenue Service life expectancy, which in this example is 240 months (20 years). Also assume, for example, that the Contract Owner desires to make a withdrawal of $10,000 three (3) years after the Payout Start Date, and that the amount of the monthly variable income payment at the time of the withdrawal equals $486.25.

STEP 1 - CALCULATE THE WITHDRAWAL VALUE:

The withdrawal value is equal to the present value of the remaining guaranteed payments at the time of the withdrawal request. Any amounts guaranteed under the Income Protection Option are not considered in determining the withdrawal value. In this example, the remaining number of guaranteed payments is 204 months (17 years), and the amount of the monthly variable income payment at the time of the withdrawal request equals $486.25. The calculated withdrawal value equals $78,067.06. This amount equals the present value of $486.25 per month for 204 months (17 years), calculated using a discount rate equal to the assumed investment rate of 3%. Since the amount of the requested withdrawal is less than the withdrawal value, the Contract Owner will be allowed to make the $10,000 withdrawal.

STEP 2 - DETERMINE THE AMOUNT OF THE NEW VARIABLE INCOME PAYMENT AND THE NEW REMAINING NUMBER OF GUARANTEED PAYMENTS AFTER WITHDRAWAL:

The new variable income payment and remaining number of guaranteed payments are determined based on the following at the time of the withdrawal request:

  After a withdrawal, the remaining income payments will be reduced and the remaining number of guaranteed payments will be reduced so that the actuarial present value of the reduced income payments plus the amount of the withdrawal will be equivalent to the actuarial present value of the Income Payments just prior to the withdrawal. For variable income payments, actuarial present values are determined using the assumed interest rate (3% in this example), and industry mortality tables or modified industry mortality tables that we are using at the time of the withdrawal. Any amounts guaranteed under the Income Protection Option are not considered in determining the withdrawal value.

The actuarial present value of the variable income payments immediately prior to the withdrawal is $92,445.29. This amount equals the present value of all remaining guaranteed payments (i.e., the withdrawal value) plus the actuarial present value of the life contingent income payments payable after any remaining guaranteed income payments are paid. In this example, the withdrawal value is $78,067.06 and the actuarial present value of the life contingent payments is $14,378.23.

After the withdrawal, the resulting new variable income payment would be $439.04 per month and the resulting new number of remaining guaranteed payments would be 195 months. These values are derived such that the withdrawal value (which includes only remaining guaranteed income payments) and the actuarial present value of variable income payments (which includes remaining guaranteed income payments plus any life contingent payments) are each reduced by the amount of the withdrawal. In this example, the withdrawal value is reduced by $10,000 to $68,067.06 and the actuarial present value of variable income payments is reduced by $10,000 to $82,445.29. The new payment amount of $439.04 and the new remaining number of guaranteed payments of 195 months is the only new payment/new remaining period combination that will satisfy the above criteria and would maintain a level payment for the rest of the Annuitant's expected life. Please remember that the new payment amount of $439.04 is not guaranteed, and variable income payments after the withdrawal will depend on the investment results of the assets supporting your variable income payments.



                                 44 PROSPECTUS

STEP 3 - CALCULATE THE ADJUSTMENT TO THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION OPTION:

Adjustment to the amount guaranteed under the Income Protection Option = (a X b)/c, where:

(a) = the amount guaranteed under the Income Protection Option immediately preceding the withdrawal;

(b)  =   the value of the variable income payment (without regard to the Income
Protection Option) immediately following the withdrawal; and

(c) = the value of the variable income payment (without regard to the Income Protection Option) immediately preceding the withdrawal.

In this example,

(a)  =  $407.47,

(b)  =  $439.04, and

(c)  =  $486.25.

Therefore, the adjusted amount guaranteed under the Income Protection Option is $367.91 = ($407.47 X $439.04)/ $486.25.





                                 45 PROSPECTUS

APPENDIX B

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED ON OCTOBER 1, 2001.

--------------------------------------------------------------------------------

For the period beginning October 1 and ending December 31,               2001
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                  12.459
 Number of Units Outstanding, End of Period                                 510
FIDELITY VIP EQUITY-INCOME (SERVICE CLASS 2) SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $10.941
 Number of Units Outstanding, End of Period                                  65
FIDELITY VIP INVESTMENT GRADE BOND (SERVICE CLASS 2) SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $ 9.947
 Number of Units Outstanding, End of Period                                 927
FIDELITY VIP OVERSEAS (SERVICE CLASS 2) SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $10.998
 Number of Units Outstanding, End of Period                                  54
JANUS ASPEN SERIES GLOBAL VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $11.965
 Number of Units Outstanding, End of Period                                   0
JANUS ASPEN SERIES WORLDWIDE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $11.295
 Number of Units Outstanding, End of Period                                   0
LAZARD RETIREMENT EMERGING MARKETS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $12.094
 Number of Units Outstanding, End of Period                                 411
LSA AGGRESSIVE GROWTH SUB ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $11.482
 Number of Units Outstanding, End of Period                                 310
LSA BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $10.186
 Number of Units Outstanding, End of Period                                 285
LSA BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $11.464
 Number of Units Outstanding, End of Period                                 153
LSA BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $11.222
 Number of Units Outstanding, End of Period                                 516
LSA CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $12.682
 Number of Units Outstanding, End of Period                                 407

                                 46 PROSPECTUS

LSA DISCIPLINED EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $11.083
 Number of Units Outstanding, End of Period                                 579
LSA DIVERSIFIED MID CAP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $11.901
 Number of Units Outstanding, End of Period                                 408
LSA EMERGING GROWTH EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $13.169
 Number of Units Outstanding, End of Period                                 728
LSA FOCUSED EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $11.102
 Number of Units Outstanding, End of Period                                  56
LSA GROWTH EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $11.024
 Number of Units Outstanding, End of Period                                  45
LSA MID CAP VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $11.985
 Number of Units Outstanding, End of Period                                   0
 LSA VALUE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $11.071
 Number of Units Outstanding, End of Period                                 851
 MFS NEW DISCOVERY SERIES(SERVICE CLASS) SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $12.850
 Number of Units Outstanding, End of Period                                  64
MFS UTILITIES SERIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $10.064
 Number of Units Outstanding, End of Period                                   0
 OCC SCIENCE AND TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $15.703
 Number of Units Outstanding, End of Period                                 163
OCC SMALL CAP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $12.033
 Number of Units Outstanding, End of Period                                  39
OPPENHEIMER INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $11.569
 Number of Units Outstanding, End of Period                                   0
OPPENHEIMER MAIN STREET SMALL CAP (SERVICE CLASS) SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $11.940
 Number of Units Outstanding, End of Period                                 309
PIMCO FOREIGN BOND SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $10.068
 Number of Units Outstanding, End of Period                                  74

                                 47 PROSPECTUS

PIMCO MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $10.017
 Number of Units Outstanding, End of Period                                 372
PIMCO TOTAL RETURN BOND SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $ 9.975
 Number of Units Outstanding, End of Period                                  66
PUTNAM VT HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $10.538
 Number of Units Outstanding, End of Period                                 448
PUTNAM VT INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $10.879
 Number of Units Outstanding, End of Period                                 345
RYDEX OTC SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $13.577
 Number of Units Outstanding, End of Period                                   0
SOLOMON BROTHERS VARIABLE CAPITAL SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $11.137
 Number of Units Outstanding, End of Period                                 468
VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $10.777
 Number of Units Outstanding, End of Period                                   0
VAN KAMPEN UIF HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                           $10.000
 Accumulation Unit Value, End of Period                                 $10.478
 Number of Units Outstanding, End of Period                                 410


                                  48 PROSPECTUS

Allstate Life Insurance Company              Statement of Additional Information
Allstate Financial Advisors Separate Account I             Dated May 1, 2002
P.O. Box 80469
Lincoln, NE 68501-0469
1 (800) 366-1411, ext. 17500

This Statement of Additional Information supplements the information in the prospectus for the Allstate Financial Personal Retirement Manager Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated May 1, 2002, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Contracts.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
---------------------------------------------------------------------------

Description

----------------------------------------------------------------------------
   Additions, Deletions or Substitutions of Investments
----------------------------------------------------------------------------
   The Contract
----------------------------------------------------------------------------
      Purchases of Contracts
----------------------------------------------------------------------------
      Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
----------------------------------------------------------------------------
   Performance Information
----------------------------------------------------------------------------
      Standardized Total Returns
----------------------------------------------------------------------------
      Non-standardized Total Returns
----------------------------------------------------------------------------
      Adjusted Historical Total Returns
----------------------------------------------------------------------------
   Calculation of Accumulation Unit Values
----------------------------------------------------------------------------
   Calculation of Variable Income Payments
----------------------------------------------------------------------------
   Calculation of Annuity Unit Values
----------------------------------------------------------------------------
   General Matters
----------------------------------------------------------------------------
      Incontestability
----------------------------------------------------------------------------
      Settlements
----------------------------------------------------------------------------
      Safekeeping of the Variable Account's Assets
----------------------------------------------------------------------------
      Premium Taxes
----------------------------------------------------------------------------
      Tax Reserves
----------------------------------------------------------------------------

   Experts
----------------------------------------------------------------------------
   Financial Statements
----------------------------------------------------------------------------

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as an investment management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

Purchase of Contracts

We offer the Contracts to the public through brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Allstate. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

Standardized Total Returns

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                               1000(1 + T)(nth power) = ERV

where:

   T       =        average annual total return

   ERV     =        ending redeemable value of a hypothetical $1,000 payment
                    made at the beginning of 1, 5, or 10 year periods or shorter period

   n       =        number of years in the period

   1000    =        hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the Contract maintenance charge, we pro rate the charge by dividing (i) the Contract maintenance charge by (ii) an assumed average Contract size of $13,290. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts for the period ended December 31, 2001 are set out below.



                                                                                      10 Years or Since(3)
Variable Sub-Account                                              1 Year     5 Years        Inception*

AIM V.I. Dent Demographic Trends                                    N/A       N/A               18.93%
Fidelity VIP Equity Income - Service Class 2                        N/A       N/A                3.75%
Fidelity VIP Investment Grade Bond - Service Class 2                N/A       N/A               -6.19%
Fidelity VIP Overseas - Service Class 2                             N/A       N/A                4.32%
Janus Aspen Sereis Global Value - Service Shares                    N/A       N/A               13.99%
Janus Aspen Series Worldwide Growth - Service Shares                N/A       N/A                7.29%
Lazard Retirement Emerging Markets                                  N/A       N/A               15.29%
LSA Aggressive Growth                                               N/A       N/A                9.16%
LSA Balanced                                                        N/A       N/A               -3.80%
LSA Basic Value                                                     N/A       N/A                8.98%
LSA Blue Chip                                                       N/A       N/A                6.56%
LSA Capital Appreciation                                            N/A       N/A               21.16%
LSA Disciplined Equity                                              N/A       N/A                5.17%
LSA Diversified Mid Cap                                             N/A       N/A               13.35%
LSA Emerging Growth Equity                                          N/A       N/A               26.03%
LSA Focused Equity                                                  N/A       N/A                5.36%
LSA Growth Equity                                                   N/A       N/A                4.58%
LSA Mid Cap Value                                                   N/A       N/A               14.19%
LSA Value Equity                                                    N/A       N/A                5.04%
MFS New Discovery Service Class                                     N/A       N/A               21.97%
MFS Utility Series - Service Class                                  N/A       N/A               -5.02%
OCC Science and Technology                                          N/A       N/A               51.37%
OCC Small Cap                                                       N/A       N/A               14.67%
Oppenheimer International Growth - Service Class                    N/A       N/A               10.03%
Oppenheimer Main Street Small Cap - Service Class                   N/A       N/A               13.74%
PIMCO Foreign Bond                                                  N/A       N/A               -4.99%
PIMCO Money Market                                                  N/A       N/A               -5.49%
PIMCO Total Return (2)                                              N/A       N/A               -5.91%
Putnam VT High Yield - Class IB                                     N/A       N/A               -0.28%
Putnam VT International Growth and Income - Class IB                N/A       N/A                3.13%
Rydex OTC Fund                                                      N/A       N/A               30.11%
Salomon Brothers Variable Capital                                   N/A       N/A                5.71%
Van Kampen LIT Growth & Income, Class II                            N/A       N/A                2.11%
Van Kampen UIF High Yield(2)                                        N/A       N/A               -0.88%

*The inception dates of the Portfolios appear in the first table under "Adjusted Historical Total Returns" above.

(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, total returns would have been lower.


(2) Effective May 1, 2002, PIMCO Total Return Bond changed its name to PIMCO Total Return Portfolio and Morgan Stanley UIF High Yield Portfolio changed its name to Van Kampen UIF High Yield Portfolio. We have made a corresponding change to the name of the Variable Sub-Account that invests in these Portfolios.

(3)  The performance indicated is non-annualized.


Non-Standardized Total Returns

From time to time, we also may quote average annual total returns that do not reflect the withdrawal charge. We calculate these "non-standardized total returns" in exactly the same way as the standardized total returns described above, except that we replace the ending redeemable value of the hypothetical account for the period with an ending redeemable value for the period that does not take into account any charges on amounts surrendered.

In addition, we may advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations would not reflect deductions for withdrawal charges which may be imposed on the Contracts which, if reflected, would reduce the performance quoted. The formula for computing such total return quotations involves a per unit change calculation. This calculation is based on the Accumulation Unit Value at the end of the defined period divided by the Accumulation Unit Value at the beginning of such period, minus 1. The periods included in such advertisements are "year-to-date" (prior calendar year end to the day of the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; "'n' most recent Calendar Years"; and "Inception (commencement of the Sub-Account's operation) to date" (day of the advertisement).

The non-standardized total returns for the Variable Sub-Accounts for the period ended December 31, 2001 are set out below.


                                                                                      10 Years or Since(3)
Variable Sub-Account                                              1 Year     5 Years     Inception*

AIM V.I. Dent Demographic Trends                                  N/A           N/A             24.59%
Fidelity VIP Equity Income - Service Class 2                      N/A           N/A              9.41%
Fidelity VIP Investment Grade Bond - Service Class 2              N/A           N/A             -0.53%
Fidelity VIP Overseas - Service Class 2                           N/A           N/A              9.98%
Janus Aspen Sereis Global Value - Service Shares                  N/A           N/A             19.66%
Janus Aspen Series Worldwide Growth - Service Shares              N/A           N/A             12.95%
Lazard Retirement Emerging Markets                                N/A           N/A             20.95%
LSA Aggressive Growth                                             N/A           N/A             14.82%
LSA Balanced                                                      N/A           N/A              1.86%
LSA Basic Value                                                   N/A           N/A             14.64%
LSA Blue Chip                                                     N/A           N/A             12.23%
LSA Capital Appreciation                                          N/A           N/A             26.82%
LSA Disciplined Equity                                            N/A           N/A             10.83%
LSA Diversified Mid Cap                                           N/A           N/A             19.01%
LSA Emerging Growth Equity                                        N/A           N/A             31.69%
LSA Focused Equity                                                N/A           N/A             11.02%
LSA Growth Equity                                                 N/A           N/A             10.24%
LSA Mid Cap Value                                                 N/A           N/A             19.86%
LSA Value Equity                                                  N/A           N/A             10.71%
MFS New Discovery Service Class                                   N/A           N/A             28.50%
MFS Utility Series - Service Class                                N/A           N/A              0.64%
OCC Science and Technology                                        N/A           N/A             57.03%
OCC Small Cap                                                     N/A           N/A             20.33%
Oppenheimer International Growth - Service Class                  N/A           N/A             15.70%
Oppenheimer Main Street Small Cap - Service Class                 N/A           N/A             19.40%
PIMCO Foreign Bond                                                N/A           N/A              0.68%
PIMCO Money Market                                                N/A           N/A              0.18%
PIMCO Total Return (2)                                            N/A           N/A             -0.25%
Putnam VT High Yield - Class IB                                   N/A           N/A              5.39%
Putnam VT International Growth and Income - Class IB              N/A           N/A              8.80%
Rydex OTC Fund                                                    N/A           N/A             35.77%
Salomon Brothers Variable Capital                                 N/A           N/A             11.37%
Van Kampen LIT Growth & Income, Class II                          N/A           N/A              7.77%
Van Kampen UIF High Yield(2)                                      N/A           N/A              4.78%

*The inception dates of the Portfolios appear in the first table under "Adjusted Historical Total Returns" above.


(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, total returns would have been lower.


(2) Effective May 1, 2002, PIMCO Total Return Bond changed its name to PIMCO Total Return Portfolio and Morgan Stanley UIF High Yield Portfolio changed its name to Van Kampen UIF High Yield Portfolio. We have made a corresponding change to the name of the Variable Sub-Account that invests in these Portfolios.

(3)  The performance indicated is non-annualized.



Adjusted Historical Total Returns

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract, including both the Contract maintenance charge and the withdrawal charge. No adjusted historical total returns are shown for the Income Protection Option.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2001 are set out below.



The inception dates of the Portfolios are as follows:

---------------------------------------- -------------------------------------

Variable Sub-Account                                       Inception Date of
                                                        Corresponding Portfolio

AIM V.I. Dent Demographic Trends                        12/29/99
Fidelity VIP Equity-Income - Service Class 2            10/10/86
Fidelity Investment Grade Bond - Service Class 2        12/6/88
Fidelity VIP Overseas - Service Class 2                 1/29/87
Janus Aspen Series Global Value - Service Shares        5/1/01
Janus Aspen Series Worldwide Growth - Service Shares    9/13/93
Lazard Retirement Emerging Markets                      11/3/97
LSA Aggressive Growth                                   8/14/01
LSA Balanced                                            10/1/99
LSA Basic Value                                         8/14/01
LSA Blue Chip                                           8/14/01
LSA Capital Appreciation                                8/14/01
LSA Disciplined Equity                                  10/1/99
LSA Diversified Mid Cap                                 8/14/01
LSA Emerging Growth Equity                              10/1/99
LSA Focused Equity                                      10/1/99
LSA Growth Equity                                       10/1/99
LSA Mid Cap Value                                       8/14/01
LSA Value Equity                                        10/1/99
MFS New Discovery Series - Service Class                4/29/98
MFS Utilities Series - Service Class                    1/3/95
OCC Science and Technology                              4/12/00
OCC Small Cap                                           8/1/88
Oppenheimer International Growth - Service Class        5/13/92
Oppenheimer Main Street Small Cap - Service Class       5/1/98
PIMCO Foreign Bond                                      12/2/92
PIMCO Money Market                                      3/1/91
PIMCO Total Return(2)                                   5/11/87
Putnam VT High Yield - Class IB                         2/1/88
Putnam VT International Growth and Income - Class IB    1/2/97
Rydex OTC                                               5/17/97
Salomon Brothers Variable Capital                       2/17/98
Van Kampen LIT Growth & Income, Class II                12/23/96
Van Kampen UIF High Yield (2)                           12/31/96


                         Average Annual Total Return (1)

Without the Income Protection Option
(Total Variable Account Annual Expenses 1.50%)


ADJUSTED HISTORICAL


                                                                                      10 Years or Since
Variable Sub-Account                                              1 Year     5 Years     Inception*

AIM V.I. Dent Demographic Trends                                  -37.70%      N/A         -29.15%
Fidelity VIP Equity Income - Service Class 2(4)                   -11.41%     7.11%        11.46%
Fidelity VIP Investment Grade Bond - Service Class 2(4)            1.70%      4.92%         4.83%
Fidelity VIP Overseas - Service Class 2(4)                        -27.15%     0.10%         3.51%
Janus Aspen Sereis Global Value - Service Shares(3)                 N/A        N/A         -1.74%
Janus Aspen Series Worldwide Growth - Service Shares(5)           -28.53%     6.21%        11.81%
Lazard Retirement Emerging Markets                                -11.26%      N/A         -8.76%
LSA Aggressive Growth(3)                                            N/A        N/A        -12.50%
LSA Balanced                                                      -4.05%       N/A          3.00%
LSA Basic Value(3)                                                  N/A        N/A         -9.90%
LSA Blue Chip(3)                                                    N/A        N/A        -10.01%
LSA Capital Appreciation(3)                                         N/A        N/A         -7.82%
LSA Disciplined Equity                                            -17.95%      N/A         -9.24%
LSA Diversified Mid Cap(3)                                          N/A        N/A         -5.77%
LSA Emerging Growth Equity                                        -23.83%      N/A         -3.24%
LSA Focused Equity                                                -21.46%      N/A         -8.06%
LSA Growth Equity                                                 -20.30%      N/A         -5.79%
LSA Mid Cap Value(3)                                                N/A        N/A          0.80%
LSA Value Equity                                                  -11.06%      N/A          4.20%
MFS New Discovery Service Class(6)                                -11.49%      N/A         11.28%
MFS Utility Series - Service Class (6)                            -30.34%     3.91%         7.71%
OCC Science and Technology(3)                                     -66.15%      N/A         -62.70%
OCC Small Cap                                                      1.95%      9.25%        10.72%
Oppenheimer International Growth - Service Class(7)               -29.54%     4.01%         5.41%
Oppenheimer Main Street Small Cap - Service Class(7)              -6.70%       N/A          1.10%
PIMCO Foreign Bond                                                 1.24%       N/A          2.17%
PIMCO Money Market                                                -2.48%       N/A          1.50%
PIMCO Total Return (2)                                             2.02%       N/A          4.34%
Putnam VT High Yield - Class IB(8)                                -2.67%     -0.44%         5.47%
Putnam VT International Growth and Income - Class IB(8)           -26.76%      N/A          3.68%
Rydex OTC Fund                                                    -40.91%      N/A          8.19%
Salomon Brothers Variable Capital                                 -4.38%       N/A         12.92%
Van Kampen LIT Growth & Income, Class II(9)                       -12.85%    10.75%        10.56%
Van Kampen UIF High Yield(2)                                      -10.66%    -0.24%        -0.24%

*The inception dates of the Portfolios appear in the first table under "Adjusted Historical Total Returns" above.

(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, total returns would have been lower.


(2) Effective May 1, 2002, PIMCO Total Return Bond changed its name to PIMCO Total Return Portfolio and Morgan Stanley UIF High Yield Portfolio changed its name to Van Kampen UIF High Yield Portfolio. We have made a corresponding change to the name of the Variable Sub-Account that invests in these Portfolios.

(3)  The performance indicated is non-annualized.

(4) The Portfolios' Service Class 2 shares ("12b-1 class") corresponding to these Variable Sub-Accounts were first offered on January 12, 2000. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to the date the 12b-1 class shares were offered, the performance shown is based on the historical performance of the Portfolios' Initial Class shares ("non-12b-1 class"), adjusted to reflect the current Rule 12b-1 fee for the Portfolios' 12b-1 class shares.

(5) The Portfolio's Service Shares ("12b-1 class") corresponding to this Variable Sub-Account were first offered on December 31, 1999. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to the date the 12b-1 class shares were offered, the performance shown is based on the historical performance of the Portfolio's Institutional Shares ("non-12b-1 class"), adjusted to reflect the current Rule 12b-1 fee for the Portfolio's 12b-1 class shares.

(6) The Portfolios' Service Class shares ("12b-1 class") corresponding to these Variable Sub-Accounts were first offered on May 1, 2000. This share class has a Rule 12b-1 fee of 0.20%. For periods prior to the date the 12b-1 class shares were offered, the performance shown is based on the historical performance of the Portfolios' Initial Class shares ("non-12b-1 class"), adjusted to reflect the current Rule 12b-1 fee for the Portfolios' 12b-1 class shares.

(7) The Portfolios' Service Class shares ("12b-1 class") corresponding to these Variable Sub-Accounts were first offered on March 19, 2001 for Oppenheimer International Growth and July 16, 2001 for Oppenheimer Main Street Small Cap. This share class has a Rule 12b-1 fee of 0.15%. For periods prior to the date the 12b-1 class shares were offered, the performance shown is based on the historical performance of the Portfolios' non-12b-1 class shares, adjusted to reflect the current Rule 12b-1 fee for the Portfolios' 12b-1 class shares.

(8) The performance shown is based on historical performance of the Class IB shares from inception of the Portfolio through December 31, 2000, and includes a Rule 12b-1 fee of 0.15%. As of May 1, 2001, the Portfolios' Board of Trustees authorized increasing the 12b-1 fee to 0.25%. Please be advised that performance shown would be lower had the increased fee been in effect for the period prior to May 1, 2001.

(9) The Portfolio's Class II shares ("12b-1 class") corresponding to this Variable Sub-Account were first offered on 9/18/00. This share class has a Rule 12b-1 fee of 0.25%. For periods prior to the date the 12b-1 class shares were offered, the performance shown is based on the historical performance of the Portfolio's Class I shares ("non-12b-1 class"), adjusted to reflect the current Rule 12b-1 fee for the Portfolio's 12b-1 class shares.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

Net Investment Factor

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)  The sum of:

     (1) the net asset value per share of the mutual fund underlying the Sub-Account determined at the end of the current Valuation Period, plus

     (2) the per share amount of any dividend or capital gain distributions made by the mutual fund underlying the Sub-Account during the current Valuation Period.

(B) Divided by the net asset value per share of the mutual fund underlying the Sub-Account determined as of the end of the immediately preceding Valuation Period.

(C) The result is reduced by the mortality and expense risk charge corresponding to the portion of the 365-day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period. The assumed investment rate is an effective annual rate of 3%.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contract. The Contract includes tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

Incontestability

We will not contest the Contract after we issue it.

Settlements

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

Safekeeping of the Variable Account's Assets

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodians of the Portfolios.

Premium Taxes

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

Tax Reserves

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.



EXPERTS

The consolidated financial statements of Allstate as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedules that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2001, and for each of the periods in the two year period then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is, Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended, the consolidated financial statements of Allstate as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the related financial statement schedules and the accompanying Independent Auditors' Reports appear on the pages that follow. The financial statements and schedules of Allstate, included herein, should be considered only as bearing upon the ability of Allstate to meet its obligations under the Contracts.

Independent Auditors' Report

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

     We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2001 and 2000, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. Our audits also included Schedule I--Summary of Investments other than Investments in Related Parties, Schedule III--Supplementary Insurance Information, Schedule IV--Reinsurance, and Schedule V--Valuation and Qualifying Accounts. These financial statements and financial schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I--Summary of Investments other than Investments in Related Parties, Schedule III--Supplementary Insurance Information, Schedule IV--Reinsurance, and Schedule V--Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 20, 2002
(March 28, 2002 as to Note 18)

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                       Year Ended December 31,
                                                                                     2001       2000       1999
                                                                                     ----       ----       ----
                                                                                            (in millions)
Revenues
Premiums (net of reinsurance ceded of $323, $302 and $241)                            $1,046     $1,069      $  838
Contract charges                                                                         821        798         723
Net investment income                                                                  2,839      2,589       2,239
Realized capital gains and losses                                                       (213)       (26)        192
                                                                                      ------     ------      ------

                                                                                       4,493      4,430       3,992
                                                                                      ------     ------      ------

Costs and expenses
Contract benefits (net of reinsurance recoverable of $277, $243 and $161)              1,485      1,439       1,251
Interest credited to contractholders' funds                                            1,670      1,519       1,260
Amortization of deferred policy acquisition costs                                        365        418         367
Operating costs and expenses                                                             416        343         344
                                                                                      ------     ------      ------

                                                                                       3,936      3,719       3,222
Loss on disposition of operations                                                         (4)        --          --
                                                                                      ------     ------      ------

Income from operations before income tax expense and cumulative effect
 of change in accounting principle                                                       553        711         770
Income tax expense                                                                       179        241         266
                                                                                      ------     ------     -------

Income before cumulative effect of change in accounting principle                        374        470         504
                                                                                      ------     ------     -------

Cumulative effect of change in accounting for derivatives and embedded derivative financial instruments, after-tax

                                                                                          (6)        --        --
                                                                                       -----     ------     -------

Net income                                                                               368        470         504
                                                                                       -----     ------     -------

Other comprehensive income (loss), after tax
Changes in:
   Unrealized net capital gains and losses                                                76        351        (646)
   Unrealized foreign currency translation adjustments                                     2         (2)          1

Other comprehensive income (loss), after-tax                                              78        349        (645)
                                                                                       -----     ------     -------

Comprehensive income (loss)                                                            $ 446     $  819     $  (141)
                                                                                       =====     ======     =======





See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION


                                                                                                        December 31,
                                                                                                      2001        2000
                                                                                                    --------   ---------
                                                                                                    (in millions, except
                                                                                                       par value data)
Assets
Investments
   Fixed income securities, at fair value (amortized cost $35,718 and $31,052)                         $37,226     $32,281
   Mortgage loans                                                                                        5,450       4,351
   Equity securities, at fair value (cost $196 and $425)                                                   201         473
   Short-term                                                                                              672         836
   Policy loans                                                                                            673         644
   Other                                                                                                    75          35
                                                                                                       -------     -------

      Total investments                                                                                 44,297      38,620
Cash                                                                                                       130          58
Deferred policy acquisition costs                                                                        2,997       2,926
Reinsurance recoverables, net                                                                              950         614
Accrued investment income                                                                                  479         494
Other assets                                                                                               182         181
Separate Accounts                                                                                       13,587      15,298
                                                                                                       -------     -------

        Total assets                                                                                   $62,622     $58,191
                                                                                                       =======     =======


Liabilities
Contractholder funds                                                                                    $32,301     $27,676
Reserve for life-contingent contract benefits                                                             8,632       8,000
Unearned premiums                                                                                             9          48
Payable to affiliates, net                                                                                   74          52
Other liabilities and accrued expenses                                                                    2,053       1,487
Deferred income taxes                                                                                       569         505
Separate Accounts                                                                                        13,587      15,298
                                                                                                        -------     -------

        Total liabilities                                                                                57,225      53,066
                                                                                                        -------     -------

Commitments and Contingent Liabilities (Note 10)

Shareholder's Equity
Redeemable preferred stock--series A, $100 par value, 1,500,000 shares
   authorized, 1,035,610 and 920,210 shares issued and outstanding                                          104          92
Redeemable preferred stock--series A subscriptions receivable                                               (14)         --
Redeemable preferred stock--series B, $100 par value, 1,500,000 shares authorized, 0 and 1,170,000 shares issued and outstanding
                                                                                                             --         117
Common stock, $227 par value, 23,800 shares authorized and outstanding                                        5           5
Additional capital paid-in                                                                                  717         600
Retained income                                                                                           3,948       3,752
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                                  636         560
   Unrealized foreign currency translation adjustments                                                        1          (1)
                                                                                                        -------     -------

        Total accumulated other comprehensive income                                                        637         559
                                                                                                        -------     -------

        Total shareholder's equity                                                                        5,397       5,125
                                                                                                        -------     -------

        Total liabilities and shareholder's equity                                                      $62,622     $58,191
                                                                                                        =======     =======

See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                                         Year Ended December 31,
                                                                                                       2001       2000       1999
                                                                                                       ----       ----       ----
                                                                                                              (in millions)
Redeemable preferred stock--series A
Balance, beginning of year                                                                           $   92    $    66     $   58
Issuance of stock                                                                                        15         26          8
Redemption of stock                                                                                      (3)        --         --
                                                                                                     ------    -------     ------

Balance, end of year                                                                                    104         92         66
                                                                                                     ------    -------     ------

Redeemable preferred stock--series A subscriptions receivable                                           (14)        --         --
                                                                                                     ------    -------     ------

Redeemable preferred stock--series B
Balance, beginning of year                                                                              117        117        117
Redemption of stock                                                                                    (117)        --         --
                                                                                                     ------    -------     ------

Balance, end of year                                                                                     --        117        117
                                                                                                     ------    -------     ------

Common stock
Balance, beginning of year                                                                                5          5          5
Issuance of stock                                                                                        --         --         --
                                                                                                     ------    -------     ------

Balance, end of year                                                                                      5          5          5
                                                                                                     ------    -------     ------
Additional capital paid in
Balance, beginning of year                                                                              600        600        600
Capital contribution                                                                                    117         --         --
                                                                                                     ------    -------     ------

Balance, end of year                                                                                    717        600        600
                                                                                                     ------    -------     ------

Retained income
Balance, beginning of year                                                                            3,752      3,367      2,963
Net income                                                                                              368        470        504
Dividends                                                                                              (172)       (85)      (100)

Balance, end of year                                                                                  3,948      3,752      3,367
                                                                                                     ------    -------     ------
Accumulated other comprehensive income
Balance, beginning of year                                                                              559        210        855
Change in unrealized net capital gains and net losses on derivative financial instruments                76        351       (646)
Change in unrealized foreign currency translation adjustments                                             2        (2)          1
                                                                                                     ------    -------     ------
Balance, end of year                                                                                    637        559        210
                                                                                                     ------    -------     ------

Total shareholder's equity                                                                           $5,397    $ 5,125     $4,365
                                                                                                     ======    =======     ======



See notes to consolidated financial statements.

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                                Year Ended December 31,
                                                                                                 2001          2000         1999
                                                                                                 ----          ----         ----
                                                                                                     (in millions)
Cash flows from operating activities
Net income                                                                                    $   368      $    470      $   504
   Adjustments to reconcile net income to net cash provided by operating activities:
   Amortization and other non-cash items                                                         (261)         (232)        (147)
   Realized capital gains and losses                                                              213            26         (192)
   Loss on disposition of operations                                                                4            --           --
   Cumulative effect of change in accounting for derivative and embedded derivative                 6            --           --
      financial instruments
   Interest credited to contractholder funds                                                    1,670         1,439        1,251
   Changes in:
      Contract benefit and other insurance reserves                                                38            91         (49)
      Unearned premiums                                                                           (39)          (10)         (30)
      Deferred policy acquisition costs                                                          (272)         (349)        (261)
      Reinsurance recoverables                                                                   (145)         (139)         (41)
      Income taxes payable                                                                         26           128           58
      Other operating assets and liabilities                                                      145          (125)         (48)
                                                                                             --------      --------     --------
           Net cash provided by operating activities                                            1,753         1,299        1,045
                                                                                             --------      --------     --------
Cash flows from investing activities
Proceeds from sales
   Fixed income securities                                                                      6,844         6,923        4,680
   Real estate                                                                                     10            --           --
   Equity securities                                                                              540           985          992
Investment collections
   Fixed income securities                                                                      3,434         2,041        2,907
   Mortgage loans                                                                                 359           390          392
Investments purchases
   Fixed income securities                                                                    (14,465)      (12,319)     (10,071)
   Equity securities                                                                             (318)         (894)        (862)
   Mortgage loans                                                                              (1,456)         (938)        (908)
Acquisitions, net of cash received                                                                 67            --           --
Change in short-term investments, net                                                             330           281            4
Change in other investments, net                                                                  (44)          (46)         (36)
                                                                                             --------      --------     --------
           Net cash used in investing activities                                               (4,699)       (3,577)      (2,902)

Cash flows from financing activities
Proceeds from issuance of redeemable preferred stock                                                1            26            8
Redemption of redeemable preferred stock                                                         (120)           --           --
Capital contribution                                                                              117            --           --
Contractholder fund deposits                                                                    7,860         7,875        5,594
Contractholder fund withdrawals                                                                (4,668)       (5,548)      (3,684)
Dividends paid                                                                                   (172)          (85)        (100)
                                                                                             --------      --------     --------
           Net cash provided by financing activities                                            3,018         2,268        1,818
                                                                                             --------      --------     --------
Net increase (decrease) in cash                                                                    72           (10)         (39)
Cash at beginning of the year                                                                      58            68          107
                                                                                             --------      --------     --------
Cash at end of year                                                                          $    130      $     58     $     68
                                                                                             ========      ========     ========




See notes to consolidated financial statements.
                                      F-4

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



1.  General

Basis of presentation

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     On May 31, 2000, the Company paid a dividend of all the common shares of Allstate Insurance Company of Canada ("AICC") stock to AIC. Prior to the dividend, AICC had been consolidated in the Company's financial statements and related disclosures. In conjunction with the dividend, the Company has restated its prior year financial results to exclude AICC.

     To conform with the 2001 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

Nature of operations

     The Company markets its products through two business segments, Retail and Structured Financial Products.

     The Retail segment offers a diversified group of products to meet consumers' lifetime needs in the areas of protection and retirement solutions through a variety of distribution channels. Principal products offered by the segment include:


Protection                                    Retirement
------------------------------                --------------------------------
Life Insurance                                Investment Contracts
   Traditional                                  Fixed annuities
      Term life                                 Market value adjusted annuities
      Whole life                                Equity-indexed annuities
      Credit Life                               Immediate annuities
   Interest-sensitive life                      Variable annuities*
      Universal life
      Single premium life
      Variable life*
      Variable universal life*
      Single premium variable life
Other
   Long-term care
   Accidental death
   Hospital indemnity
   Credit disability
   *--Separate Accounts products


Four distribution channels market the Retail products: (1) the Allstate Agency channel, (2) the independent agents broker/dealers channel, including master brokerage agencies, (3) the financial services firms channel and (4) the direct marketing channel. Although the Company currently benefits from agreements with financial services firms who market and distribute its retail products, change in control of these non-affiliated entities with which the Company has alliances could negatively impact sales.

     The Structured Financial Products segment offers a variety of spread-based and fee-based products to qualified investment buyers. Spread-based products are designed to generate income based on the difference ("spread") between investment returns on the supporting assets and the guaranteed returns provided to customers. Fee-based products are designed to generate income based on various fees or charges assessed against the account values. While spread-based

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

products provide guaranteed rates of return to customers, some fee-based products provide only a limited guarantee to customers. Spread-based products include guaranteed investment contracts ("GICs") and funding agreements ("FAs"). Synthetic GICs are the primary fee-based product offered by the segment. These products are distributed through specialized brokers or investment bankers. The segment also offers single premium annuity products such as structured settlement annuities through brokers who specialize in settlement of injury and other liability cases and single premium immediate annuities ("SPIAs") through independent agents.

     In 2001, annuity premiums and deposits represented approximately 81.5% of the Company's total statutory premiums and deposits, which include all deposits recorded as liabilities in the statutory-basis financial statements.

     The Company monitors economic and regulatory developments, which have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation presents an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

     Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

     The Company is authorized to sell its products in all 50 states, the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. The Company is also authorized to sell certain insurance products in various foreign countries. The top geographic locations in the United States for statutory premiums and deposits earned by the Company were Delaware, California, New York, Florida, Nebraska, Pennsylvania and Texas for the year ended December 31, 2001. No other jurisdiction accounted for more than 5% of statutory premiums and deposits for the Company.

2.   Summary of Significant Accounting Policies

Investments

     Fixed income securities include bonds, mortgage-backed and asset-backed securities, and redeemable preferred stocks. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). Fair values for exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, is reflected as a component of Accumulated other comprehensive income.

     Mortgage loans are carried at outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions, and other factors.

     Equity securities include common and non-redeemable preferred stocks, real estate investment trusts and limited partnership interests. Common and non-redeemable preferred stocks and real estate investment trusts are carried at fair value with the difference between cost and fair value of equity securities, less deferred income taxes, reflected as a component of Accumulated other comprehensive income. The fair value of equity securities is based principally on quoted market prices. Investments in limited partnerships in which the Company does not have a controlling interest, are accounted for in accordance with the equity method of accounting. In instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, the Company applies the cost method of accounting.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Short-term investments are carried at cost or amortized cost that approximates fair value, and generally includes collateral received in connection with certain securities lending activities. For securities lending transactions, the Company records an offsetting liability in Other liabilities and accrued expenses for the Company's obligation to repay the collateral.

     Policy loans are carried at unpaid principal balances. Other investments consist primarily of real estate investments, which are accounted for by the equity method if held for investment, or depreciated cost, net of valuation allowances, if the Company has an active plan to sell.

     Investment income consists primarily of interest and dividends, net investment income from partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses are determined on a specific identification basis. They include gains and losses from portfolio trading, write-downs in value due to other than temporary declines in fair value, and changes in the value of certain derivative instruments.

     The Company monitors its fixed income and equity portfolios for ratings changes or other events which may result in declines in value that are other than temporary. Factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the duration and extent to which the fair value has been less than cost; and 3) the financial condition and near-term prospects of the issuer.

Derivative and embedded derivative financial instruments

     The Company adopted the provisions of Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", and SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", as of January 1, 2001. The impact of SFAS No. 133 and SFAS No. 138 (the "statements") to the Company was a loss of $6 million, after-tax, and is reflected as a cumulative effect of a change in accounting principle on the Consolidated Statements of Operations. The Company also recorded a cumulative after-tax decrease of $1 million in Accumulated other comprehensive income. The FASB is continuing to provide clarification and interpretation for the application of the statements. Any future clarifying or interpretative guidance will be applied by the Company as prescribed by the FASB.

     The statements require that all derivatives be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through Net income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through Net income or recognized in Accumulated other comprehensive income until the hedged item is recognized in Net income. The Company has elected to adopt the provisions of the statements with respect to embedded derivative financial instruments to all such instruments held at January 1, 2001.

     Derivative financial instruments include swaps, futures, options, interest rate caps and floors, warrants, synthetic guaranteed investment contracts, certain forward contracts for purchases of to-be-announced ("TBA") mortgage securities, certain investment risk transfer reinsurance agreements and certain credit default swaps. Derivatives which are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in convertible fixed income securities, equity indexed life and annuity contracts, and certain variable contracts sold (see
Note 6).

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability, a forecasted transaction or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged, the methodology used to assess how effective the hedging instrument is in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged transaction's variability in cash flows attributable to the hedged risk and the method that will be used to measure hedge ineffectiveness. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in Realized capital gains and losses, which was a $6 million net gain as of December 31, 2001.

     Derivatives are accounted for on a fair value basis, and reported as Other investments, Other assets, Other liabilities and accrued expenses or Contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in assets and subject to bifurcation are reported in Realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation are reported in Realized capital gains and losses or Interest credited to contractholders' funds.

     Fair value hedges

     The Company designates certain of its interest rate and foreign currency swap contracts, interest rate futures contracts, and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments utilized in fair value hedges, the change in the fair value of the derivatives is reported together in Net investment income with the change in the fair value of the hedged items, when the hedged items are investment assets or a portion thereof. The change in the fair value of hedging instruments utilized in fair value hedges, when the hedged items are Contractholder funds liabilities or a portion thereof, are reported together in Interest credited to contractholders' funds with the change in the fair value of the hedged item. Accrued periodic settlements on swaps are reported in Net investment income or Interest credited to contractholders' funds. The carrying value of the hedged asset or liability is adjusted for the change in the fair value of the hedged risk.

     Cash flow hedges

     The Company designates certain of its interest rate and foreign currency swap contracts, and interest rate futures contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk. The Company's cash flow exposure may be associated with either an existing asset or liability, or a forecasted transaction. Forecasted transactions must be probable of occurrence with their significant terms and specific characteristics identified.

     For hedging instruments utilized in cash flow hedges, the change in the fair value of the derivatives is reported in Accumulated other comprehensive income. Amounts are reclassified to Net investment income or Realized capital gains and losses as the hedged transaction affects net income. The amount in Accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to Net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from Accumulated other comprehensive income to Net income. If the Company expects at any time that the loss reported in Accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in Realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in Accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     Termination of hedge accounting

     If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished or the occurrence of a hedged forecasted transaction is no longer probable), the Company may terminate the derivative position. The Company may also terminate derivatives as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the gains and losses recognized on the derivative are reported in Realized capital gains and losses. For a fair value hedge which is no longer effective or for which the derivative has been terminated, the gain or loss recognized on the risk being hedged and used to adjust the carrying amount of the asset, liability or portion thereof is

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

amortized to Net investment income or Interest credited to contractholders' funds, respectively, beginning in the period that hedge accounting is no longer applied. When a derivative financial instrument utilized in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from Accumulated other comprehensive income to Net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in Realized capital gains and losses. When a derivative financial instrument utilized in a cash flow hedge of a forecasted transaction is terminated prior to the occurrence of the forecasted transaction, or if a forecasted transaction is no longer probable of occurring, the gain or loss recognized on the derivative is reclassified from Accumulated other comprehensive income to Realized capital gains and losses.

     Non-hedge derivative financial instruments

     The Company also has certain derivatives that are used in interest rate and equity price risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of indexed instruments, certain interest rate futures and swap contracts, interest rate caps and floors and certain forward contracts for TBA mortgage securities. Based upon the income statement reporting category of the risk being offset, gains and losses attributable to the change in fair value and the accrued periodic settlements for these derivatives are matched together with results of the risk being offset. Therefore, the derivatives' gains and losses and accrued periodic settlements may be recognized in Net investment income, Realized capital gains and losses, Operating costs and expenses or Interest credited to contractholders' funds during the period on a current basis.

     Prior to January 1, 2001, derivatives designated as accounting hedges were accounted for on a fair value, deferral or accrual basis, depending on the nature of the hedge strategy, the method used to account for the hedged item and the derivative used. Derivatives not accounted for as accounting hedges were accounted for on a fair value basis. Under fair value hedge accounting, the changes in the fair value of derivatives used in accounting hedges were reported in earnings or unrealized gains and losses, depending on the strategy. Under deferral accounting, gains and losses on derivatives were deferred and recognized in earnings in conjunction with earnings on the hedged item. Under accrual accounting, interest income or expense related to the derivative was accrued and recorded as an adjustment to the interest income or expense of the hedged item. Where hedge accounting was not applied, the change in fair value of certain derivatives was recognized in Net investment income, Realized capital gains and losses or Interest credited to contractholders' funds during the period on a current basis.

Security repurchase and resale and securities loaned

     Securities purchased under agreements to resell and securities sold under agreements to repurchase, including a mortgage dollar roll program, are treated as financing arrangements and are generally carried at the amounts at which the securities will be subsequently resold or reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession or control of securities purchased under agreements to resell. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through the right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased or resold is monitored, and additional collateral is obtained, where appropriate, to protect against credit exposure.

     Securities loaned are treated as financing arrangements and are recorded at the amount of cash received in Short-term investments and Other liabilities and accrued expenses. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of domestic and foreign securities, respectively. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned are with large brokerage firms.

     Securities repurchase and resale agreements and securities loaned transactions are used to generate net investment income and to provide liquidity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities. The carrying amounts of these instruments approximate fair value because of their relatively short-term nature.

Recognition of insurance revenue and related benefits and interest credited

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the contract balance. Contract benefits include life-contingent benefit payments in excess of the reserves held.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities, immediate annuities without life contingencies, certain GICs and FAs are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and surrenders. These revenues are recognized when levied against the contractholder account balance.

     Interest credited to contractholders' funds represents contractual interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities and indexed life products are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

     Separate Accounts products include variable annuity, variable life, variable universal life, single premium variable life and certain GICs. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders. Contract benefits incurred for Separate Accounts include, for example, guaranteed minimum death benefits paid on variable annuity contracts.

Deferred policy acquisition costs

     Costs which vary with and are primarily related to acquiring life and investment business, principally agents' and brokers' remuneration, certain underwriting costs and direct mail solicitation expenses, are deferred and amortized into income. Deferred policy acquisition costs are periodically reviewed as to recoverability and written down where necessary.

     For traditional life insurance and immediate annuities with life contingencies, these costs are amortized in proportion to the estimated revenue on such business. Assumptions relating to estimated revenue, as well as to all other aspects of the deferred policy acquisition costs and reserve calculations, are determined based upon conditions as of the date of policy issue and are generally not revised during the life of the policy. Any deviations from projected business inforce, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies. For internal exchanges of traditional life insurance and immediate annuities with life contingencies, the unamortized balance of costs previously deferred under the original contracts are charges to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life and investment contracts, the costs are amortized in relation to the estimated gross profits on such business over the estimated lives of the contract periods. Gross profits are determined at the date of contract issue and comprise estimated future investment, mortality and expense margins and surrender charges. For 2001, the average long-term rate of

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

assumed future investment yield used in estimating gross profit margins is 8% plus 1.25% for fees. Assumptions underlying the gross profits are periodically updated to reflect actual experience, and changes in the amount or timing of estimated gross profits will result in adjustments to the cumulative amortization of these costs. New costs associated with internal exchanges of investment contracts are deferred and amortized into income. The balance of the original costs deferred and carried over, plus any new costs deferred due to internal exchanges, is limited to the amount of costs that would be deferred from the issuance of new investment contracts. Any excess costs are charged to income at the time of the exchange. The Company periodically compares the present value of future gross profits to costs deferred at the segment level to ensure they are sufficient to amortize deferred policy acquisition costs. As a result, the Company concludes that the balance of deferred policy acquisition costs is reasonable and recoverable at December 31, 2001.

     The cost assigned to the right to receive future cash flows from certain business purchased from other insurers is also classified as Deferred policy acquisition costs in the Consolidated statements of financial position. The costs capitalized represent the present value of future profits expected to be earned over the life of the contracts acquired. These costs are amortized as profits emerge over the life of the acquired business, and are periodically evaluated for recoverability. Present value of future profits was $78 million and $94 million at December 31, 2001 and 2000, respectively. Amortization expense on present value of future profits was $16 million, $11 million and $4 million for the years ended December 31, 2001, 2000 and 1999, respectively.

     To the extent unrealized gains or losses on fixed income securities carried at fair value would result in an adjustment of estimated gross profits had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded net of tax as a reduction of the unrealized capital gains or losses included in Accumulated other comprehensive income.

     All other acquisition expenses are charged to operations as incurred.

Reinsurance recoverable

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers (see Note 9). The amounts reported in the Consolidated statements of financial position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities, including Reserve for life-contingent contract benefits, are reported gross of Reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable therefrom are regularly evaluated by the Company.

     The Company also has reinsurance agreements that transfer a portion of the investment risk of guaranteed minimum income annuitization options offered in certain variable contracts.

Income taxes

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are insurance reserves and deferred policy acquisition costs. Deferred income taxes also arise from unrealized capital gains and losses on fixed income securities carried at fair value.

Separate Accounts

     The Company issues variable annuities, variable life contracts and certain GICs, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's consolidated statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees, and mortality, surrender and expense risk charges.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

Contractholder funds

     Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, death benefits, mortality charges, net Separate Accounts transfers and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 8.

Reserves for life-contingent contract benefits

     The reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 8. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves is recorded net of tax as a reduction of the unrealized net capital gains included in Accumulated other comprehensive income.

Off-balance-sheet financial instruments

     Commitments to invest, to purchase private placement securities, to extend mortgage loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's consolidated statements of financial position. The contractual amounts and fair values of these instruments are outlined in Note 6.

Use of estimates

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Pending accounting standards

     In June 2001, the FASB issued SFAS No. 142, "Goodwill and other Intangible Assets", which eliminates the requirement to amortize goodwill, and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value as opposed to an undiscounted basis. SFAS No. 142 is effective January 1, 2002. A transitional goodwill impairment test is required to be completed within the first six months of adoption with any resulting impairment charge recognized as the cumulative effect of a change in accounting principle in the consolidated statement of operations. As of December 31, 2001, the Company's unamortized goodwill balance was $13 million and goodwill amortization expense recognized during 2001 was $627 thousand. Transitional goodwill impairment testing is being conducted.

     In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 supercedes SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed Of" and the accounting provisions of Accounting Principles Board ("APB") Opinion No. 30, "Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions", for the disposal of a segment of a business. The Statement also amends Accounting Research Bulletin ("ARB") No. 51, "Consolidated Financial Statements", to eliminate the exception to consolidation for a subsidiary for which control is likely to be temporary. SFAS No. 144 requires that long-lived assets held for sale be recorded at the lower of carrying value or fair value less cost to sell. An impairment loss is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be disposed of other than by sale are considered held and used until disposed of. The adoption of SFAS No. 144 on January 1, 2002 is not expected have a material impact on either the consolidated financial position or results of operations of the Company.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     In December 2001, the Accounting Standards Executive Committee (AcSEC) issued Statement of Position ("SOP") 01-6, "Accounting by Certain Entities (Including Entities With Trade Receivables) That Lend to or Finance the Activities of Others", which is effective for interim and annual financial statements issued for the fiscal year beginning after December 15, 2001. The SOP conforms accounting and financial reporting practices for certain lending and financing activities, eliminating various specialized accounting practices that developed from the issuance of AICPA finance company, bank, and credit union audit guides. The SOP also explicitly incorporates lending and financing activities of insurance companies within its scope. The Company's adoption of SOP 01-6 is not expected to have a material effect on the consolidated results of operations or financial position.

3.   Acquisitions and Disposition

American Maturity Life Insurance Company

     On January 2, 2001, the Company acquired blocks of business from American Maturity Life Insurance Company ("American Maturity") via coinsurance contracts. Pursuant to the terms of the coinsurance contracts, the Company assumed: variable annuities, market value adjusted annuities, equity-indexed annuities, fixed annuities, and immediate annuities. The Company received assets consisting primarily of cash, investments and accrued investment income with a fair value in an amount equal to the corresponding assumed reserves for life-contingent contract benefits and contractholder funds resulting in no goodwill being recorded.

Provident National Assurance Company

     On February 2, 2001, the Company acquired Provident National Assurance Company ("PNAC"), a broadly licensed inactive company that maintains authority to conduct life insurance and variable annuity products in most states, from UnumProvident Corporation. The transaction was accounted for as a purchase and the excess of the acquisition cost over the fair value of PNAC's net assets acquired of $5 million was recorded as goodwill. The Company paid consideration of $14 million as part of the acquisition. PNAC's name was subsequently changed to Allstate Assurance Company, which was redomiciled in the State of Illinois.

Pt Asuransi Jiwa Allstate, Indonesia

     On June 29, 2001, the Company disposed of its operations in Indonesia through a sale and purchase agreement with The Prudential Assurance Company Limited ("Prudential"), where Prudential acquired Allstate's holdings in Pt Asuransi Jiwa Allstate, Indonesia. The Company recognized a loss on the dispositions of $4 million ($3 million after-tax) and a $4 million tax benefit attributable to the inception-to-date losses of the subsidiaries, not previously recognized. The tax benefit was reported as a reduction to the Company's income tax expense on the consolidated statements of operations.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


4.   Related Party Transactions

Business operations

     The Company utilizes services performed and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses AIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company (see Note 14) were $208 million, $195 million, and $199 million in 2001, 2000 and 1999, respectively. A portion of these expenses relate to the acquisition of business, which is deferred and amortized into income.

Structured settlement annuities

     The Company issued $117 million, $96 million and $67 million of structured settlement annuities, a type of immediate annuity, in 2001, 2000 and 1999, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $38 million, $29 million and $19 million relate to structured settlement annuities with life contingencies and are included in premium income for 2001, 2000, and 1999, respectively. In most cases, these annuities were issued under a "qualified assignment," which means the Company assumed AIC's obligation to make the future payments.

     AIC has issued surety bonds, in return for premiums of $531 thousand, $817 thousand and $476 thousand in 2001, 2000 and 1999, respectively, to guarantee the payment of structured settlement benefits assumed and funded by certain annuity contracts issued by the Company (from both AIC and non-related parties). In previous periods, the Company had entered into a General Indemnity Agreement pursuant to which it has indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities related to the surety bonds were $5.23 billion and $4.88 billion at December 31, 2001 and 2000, respectively.

Broker/Dealer Agreement

     Beginning May 1, 2000, ALIC receives underwriting and distribution services from Allstate Distributors, LLC ("ADLLC"), a broker/dealer company owned equally by ALIC and Putnam Investments, LLC ("Putnam") for variable annuity contracts sold pursuant to a joint venture agreement between ALIC and Putnam. ALIC incurred $80 million and $100 million of commission expenses and other distribution expenses payable to ADLLC during 2001 and 2000. Other distribution expenses include administrative, legal, financial management and sales support which ALIC provides to ADLLC, for which ALIC earned administration fees of $1 million and $2 million for the years ended December 31, 2001 and 2000, respectively. Other distribution expenses also include marketing expenses for subsidized interest rates associated with ALIC's dollar cost averaging program, for which ADLLC reimbursed ALIC $7 million and $6 million for the years ended December 31, 2001 and 2000, respectively.

Reinsurance transactions

     The Company has a coinsurance contract with Columbia Universal Life Insurance Company ("Columbia"), an affiliate of the Company, to assume 100% of fixed annuity business in force as of June 30, 2000. In addition, the Company has a modified coinsurance contract with Columbia to assume 100% of traditional life and accident and health business in force on the effective date of July 1, 2000. Both agreements are continuous but may be terminated by either party with 30 days notice, material breach by either party, or by Columbia in the event of the Company's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2001 and 2000, the Company assumed $21 million and $10 million, respectively, in premiums and contract charges from Columbia.

     The Company has a modified coinsurance contract with Allstate Reinsurance, Ltd. ("Allstate Re"), an affiliate of the Company, to cede 50% of certain fixed annuity business issued under a distribution agreement with PNC Bank NA. Under the terms of the contract, a trust has been established to provide protection to the Company for ceded liabilities. This agreement is continuous but may be terminated by either party with 60 days notice. During 2001 and 2000, the Company ceded $236 thousand and $228 thousand, respectively, in contract charges to Allstate Re.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     The Company has a contract to assume 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed $29 million in premiums from AIC during both 2001 and 2000, respectively.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

     At December 31, 2001, $2.18 billion of ALIC's investments are held in a trust for the benefit of Northbrook Life Insurance Company ("NLIC"), a wholly owned subsidiary, to ensure payments are made to NLIC under its reinsurance agreement with ALIC so NLIC can meet policyholder obligations.

Preferred Stock

     Redeemable preferred stock--series A subscriptions receivable relate to the Company's issuance of redeemable preferred shares to The Northbrook Corporation, a wholly owned subsidiary of the Corporation, in return for $14 million cash, which was received on January 14, 2002.

     AIC guarantees the repayment of notes payable and the interest thereon issued to Morgan Stanley DW, Inc. under the terms of a distribution agreement with The Northbrook Corporation.

Income taxes

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 11).

Debt

     The Company had no outstanding debt at December 31, 2001, 2000 or 1999, respectively. The Company has entered into an inter-company loan agreement with the Corporation. The amount of inter-company loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. No amounts were outstanding for the inter-company loan agreement at December 31, 2001, 2000 or 1999. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund inter-company borrowings.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



5.   Investments

Fair values

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:


                                                                              Amortized     Gross unrealized       Fair
                                                                                 cost       Gains     Losses       value
                                                                              ---------     -----     ------      -------
(in millions)
At December 31, 2001
U.S. government and agencies..........................................          $ 2,538    $   485     $  (2)    $  3,021
Municipal.............................................................            1,162         40         --       1,202
Corporate.............................................................           21,354        959      (239)      22,074
Foreign government....................................................              245         12         --         257
Mortgage-backed securities............................................            7,927        259       (22)       8,164
Asset-backed securities...............................................            2,395         50       (35)       2,410
Redeemable preferred stock............................................               97          2        (1)          98
                                                                                -------    -------    ------     --------
   Total fixed income securities......................................          $35,718    $ 1,807    $ (299)    $ 37,226
                                                                                =======    =======    ======     ========


At December 31, 2000
U.S. government and agencies..........................................          $ 2,198    $   574    $   (1)     $ 2,771
Municipal.............................................................              910         28        (6)         932
Corporate.............................................................           18,356        751      (446)      18,661
Foreign government....................................................              256         87         --         343
Mortgage-backed securities............................................            6,859        206        (8)       7,057
Asset-backed securities...............................................            2,422         62       (21)       2,463
Redeemable preferred stock............................................               51          3         --          54
                                                                                -------    -------    ------     --------
   Total fixed income securities......................................          $31,052    $ 1,711    $ (482)     $32,281
                                                                                =======    =======    ======     ========


Scheduled maturities

     The scheduled maturities for fixed income securities are as follows at December 31, 2001:


                                                                                          Amortized      Fair
                                                                                             cost       value
                                                                                          ---------     -----
(in millions)

Due in one year or less.........................................................          $   887     $   912
Due after one year through five years...........................................            8,012       8,263
Due after five years through ten years..........................................            8,780       9,008
Due after ten years.............................................................            7,717       8,469
                                                                                          -------     -------
                                                                                           25,396      26,652
Mortgage- and asset-backed securities...........................................           10,322      10,574
                                                                                          -------     -------
   Total........................................................................          $35,718     $37,226
                                                                                          =======     =======




Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


Net investment income

                                                                                       Year ended December 31,
                                                                                        2001       2000       1999
                                                                                        ----       ----       ----
(in millions)

Fixed income securities.........................................................      $2,536     $2,245     $1,924
Mortgage loans..................................................................         366        317        277
Equity securities...............................................................          23         19         16
Other...........................................................................           4         72         66
                                                                                      ------     ------     ------
   Investment income, before expense............................................       2,929      2,653      2,283
   Investment expense...........................................................          90         64         44
                                                                                      ------     ------     ------
   Net investment income........................................................      $2,839     $2,589     $2,239
                                                                                      ======     ======     ======




     Net investment income from equity securities includes income from partnership interests of $15 million, $13 million and $15 million for the years ended December 31, 2001, 2000 and 1999, respectively.

Realized capital gains and losses, after tax

     Realized capital gains and losses by security type, for the year ended
December 31, are as follows:


                                                                                        2001       2000    1999
                                                                                        ----       ----    ----
(in millions)

Fixed income securities.........................................................      $ (134)    $ (132)    $  13
Equity securities...............................................................           9        102        89
Other...........................................................................         (88)         4        90
                                                                                      ------     ------     -----
   Realized capital gains and losses............................................        (213)       (26)      192
   Income taxes.................................................................         (75)        (9)       68
                                                                                      ------     ------     -----
   Realized capital gains and losses, after tax.................................      $ (138)    $  (17)    $ 124
                                                                                      ======     ======     =====




     Realized capital gains and losses by transaction type, for the year ended
December 31, are as follows:


                                                                                        2001      2000     1999
                                                                                        ----      ----     ----
(in millions)

Portfolio trading...............................................................      $  (4)     $  30     $ 212
Write-downs in value............................................................       (150)       (56)      (20)
Derivative valuation adjustments................................................        (59)        --        --
                                                                                      -----      -----     -----
   Realized capital gains and losses............................................       (213)       (26)      192
   Income taxes.................................................................        (75)        (9)       68
                                                                                      -----      -----     -----
   Realized capital gains and losses, after tax.................................      $(138)     $ (17)    $ 124
                                                                                      =====      =====     =====



     Excluding calls and prepayments, gross gains of $223 million, $151 million and $119 million and gross losses of $238 million, $228 million and $106 million were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


Unrealized net capital gains and losses

     Unrealized net capital gains and losses on fixed income securities, equity securities and derivative instruments included in Accumulated other comprehensive income at December 31, 2001 are as follows:

                                                                                                 Gross unrealized      Unrealized
                                                                Amortized cost    Fair value      Gains     Losses      net gains
                                                                --------------    ----------      -----     ------     ----------
(in millions)

Fixed income securities...............................            $35,718         $37,226         $1,807     $(299)       $1,508
Equity securities.....................................                196             201             10        (5)            5
Derivative instruments................................                 --               8              8        --             8
                                                                  -------         -------         ------     -----        ------
   Total..............................................            $35,914         $37,435         $1,825     $(304)        1,521
                                                                  =======         =======         ======     =====

Deferred income taxes,
 deferred policy acquisition                                                                                                (885)
   costs and other....................................                                                                    ------

Unrealized net capital gains and losses...............                                                                    $  636
                                                                                                                          ======



     At December 31, 2000, equity securities had gross unrealized gains of $84 million and gross unrealized losses of $36 million.

Change in unrealized net capital gains and losses

                                                                                      Year ended December 31,
                                                                                     2001       2000         1999
                                                                                     ----       ----         ----
(in millions)

Fixed income securities.........................................................     $ 279     $1,051     $(2,045)
Equity securities...............................................................       (43)      (161)        (82)
Derivative instruments..........................................................         8         --          --
                                                                                     -----     ------     -------
   Total........................................................................       244        890      (2,127)
Deferred income taxes, deferred policy acquisition costs and other..............      (168)      (539)      1,481
                                                                                     -----     ------     -------
   Increase (decrease) in unrealized net capital gains and losses...............     $  76     $  351     $  (646)
                                                                                     =====     ======     =======


Mortgage loan impairment

         A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

         The components of impaired loans at December 31 are as follows:

                                                                                     2001    2000
                                                                                     ----    ----
(in millions)

Impaired loans
   With valuation allowances....................................................     $ 21    $ 16
   Less: valuation allowances...................................................       (5)     (2)
   Without valuation allowances.................................................        5      13
                                                                                     ----    ----
      Net carrying value of impaired loans......................................     $ 21    $ 27
                                                                                     ====    ====


     The net carrying value of impaired loans at December 31, 2001 and 2000 comprised foreclosed and delinquent loans of $12 million and $20 million, respectively, measured at the fair value of the collateral, and restructured loans of $9 million and $7 million, respectively, measured at the present value of the loan's expected future cash flows discounted at the loan's effective interest rate. Impaired loans without valuation allowances include collateral dependent loans where the fair value of the collateral is greater than the recorded investment in the loans.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     Interest income is recognized on a cash basis for impaired loans carried at the fair value of the collateral, beginning at the time of impairment. For other impaired loans, interest is accrued based on the net carrying value. The Company recognized interest income of $1 million, $1 million and $2 million on impaired loans during 2001, 2000 and 1999, respectively, of which $1 million, $1 million and $2 million was received in cash during 2001, 2000 and 1999, respectively. The average balance of impaired loans was $27 million, $33 million and $37 million during 2001, 2000 and 1999, respectively.

     Valuation allowances for mortgage loans at December 31, 2001, 2000 and 1999, were $5 million, $5 million and $8 million, respectively. There were no direct writedowns of mortgage loan gross carrying amounts for the years ended December 31, 2001, 2000 and 1999. For the years ended December 31, 2001, 2000 and 1999, net reductions to mortgage loan valuation allowances were $300 thousand, $3 million, $2 million, respectively.

Investment concentration for commercial mortgage portfolios and other investment information

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The states with the largest portion of the commercial mortgage loan portfolio are listed below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31:


(% of commercial mortgage portfolio carrying value)

                                                      2001    2000
                                                     -----   -----
California......................................     16.9%   20.2%
Illinois........................................       7.6     7.9
Florida.........................................       7.0     7.5
Texas...........................................       7.0     5.3
New Jersey......................................       6.4     5.0
New York........................................       5.3     6.8
Pennsylvania....................................       5.3     5.5


     The types of properties collateralizing the commercial mortgage loans at December 31, are as follows:


(% of commercial mortgage portfolio carrying value)

                                                      2001     2000
                                                      -----    -----
Office buildings.................................     34.3%    36.1%
Warehouse........................................      20.3     16.2
Retail...........................................      20.0     23.1
Apartment complex................................      18.4     17.5
Industrial.......................................       1.9      1.8
Other............................................       5.1      5.3

                                                      100.0%   100.0%

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2001, for loans that were not in foreclosure are as follows:


                                            Number     Carrying
                                           of loans      value       Percent
                                           --------    --------      -------
(in millions)

2002                                            65         $292        5.4%
2003                                            79          324         5.9
2004                                            55          321         5.9
2005                                           100          595        10.9
2006                                           128          736        13.5
Thereafter                                     621        3,182        58.4
                                            ------       ------       -----
   Total                                     1,048       $5,450      100.0%


     In 2001, $169 million of commercial mortgage loans were contractually due. Of these, 63.5% were paid as due, 25.9% were refinanced at prevailing market terms, 5.5% were foreclosed or are in the process of foreclosure, and 5.1% were in the process of refinancing or restructuring discussions.

     Included in fixed income securities are below investment grade assets totaling $2.76 billion and $1.99 billion at December 31, 2001 and 2000, respectively. The Company defines its below investment grade assets as those securities rated "Ba" or lower by external rating agencies, having an NAIC rating between 3 and 6, or a comparable internal company rating.

     At December 31, 2001, the carrying value of investments, excluding equity securities, that were non-income producing during 2001 was $20 million.

     At December 31, 2001, fixed income securities with a carrying value of $68 million were on deposit with regulatory authorities as required by law.

Securities Lending

     The Company participates in securities lending programs, primarily as an investment yield enhancement, with third parties, which mostly include large brokerage firms. At December 31, 2001 and 2000, fixed income securities with a carrying value of $964 million and $821 million, respectively, have been loaned under these agreements. In return, the Company receives cash that is subsequently invested and included in Short-term investments with an offsetting liability recorded in Other Liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral was $6 million, $2 million and $1 million, as of December 31, 2001, 2000 and 1999, respectively.

6.   Financial Instruments

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including Deferred policy acquisition costs and Reinsurance recoverables) and liabilities (including traditional life and interest-sensitive life insurance reserves and Deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as Accrued investment income and Cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


Financial assets

     The carrying value and fair value of financial assets at December 31, are as follows:

(in millions)
                                                                                       2001                      2000
                                                                                       ----                      ----
                                                                             Carrying        Fair      Carrying        Fair
                                                                                Value       value         value       value
                                                                             --------       -----      --------       -----

Fixed income securities................................................       $37,226     $37,226       $32,281     $32,281
Mortgage loans.........................................................         5,450       5,588         4,351       4,447
Equity securities......................................................           201         201           473         473
Short-term investments.................................................           672         672           836         836
Policy loans...........................................................           673         673           644         644
Separate Accounts......................................................        13,587      13,587        15,298      15,298


     Fair values for exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Equity securities are valued based principally on quoted market prices. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate Accounts assets are carried in the consolidated statements of financial position at fair value based on quoted market prices.

Financial liabilities

         The carrying value and fair value of financial liabilities at December
31, are as follows:
(in millions)
                                                                                     2001                      2000
                                                                                     ----                      ----
                                                                            Carrying        Fair      Carrying        Fair
                                                                               value       value         value       value
                                                                            --------       -----      --------       -----
Contractholder funds on investment contracts............................     $26,615     $26,572       $22,299     $21,236
Security repurchase agreements..........................................       1,472       1,472           978         978
Separate Accounts.......................................................      13,587      13,587        15,298      15,298


     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities, immediate annuities without life contingencies, GICs and FAs are valued at the account balance less surrender charges. Market value adjusted deferred annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed deferred annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the consolidated financial statements.

     Security repurchase agreements are valued at carrying value due to their short-term nature. Separate Accounts liabilities are carried at the fair value of the underlying assets.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Derivative financial instruments

     The Company primarily uses derivative financial instruments to reduce its exposure to market risk (principally interest rate, equity price and foreign currency risk) and in conjunction with asset/liability management. The Company does not hold or issue these instruments for trading purposes.

     The following table summarizes the credit exposure, fair value and carrying value of the Company's derivative financial instruments subject to bifurcation at December 31, 2001 as follows:

                                                                                                  2001
                                                                                  -----------------------------------------------
                                                                                                          Carrying      Carrying
                                                                                    Credit       Fair      value           value
                                                                                  Exposure(1)    value     assets    (liabilities)
                                                                                  -----------    -----     -------   -------------
(in millions)
Interest rate contracts
Interest rate swap agreements....................................                $  15     $ (100)        $  15           $ (115)
Financial futures contracts......................................                    1          1             1               --
Interest rate cap and floor agreements...........................                   --          1            --                1
                                                                                 -----     ------         -----           ------
Total interest rate contracts....................................                   16       (98)            16             (114)
Equity and indexed contracts
Options, financial futures, and warrants.........................                   16         12            16               (4)
Foreign currency contracts
Foreign currency swap agreements.................................                   26         28            26                2
Embedded derivative financial instruments
Conversion options in fixed income securities....................                  173        173           173               --
Equity-indexed options in life and annuity contracts.............                   --         --            --               --
Forward starting options in annuity contracts....................                   --         --            --               --
Put options in variable contracts................................                   --         --            --               --
                                                                                 -----     ------         -----           ------
Total embedded derivative financial instruments..................                  173        173           173               --
Other derivative financial instruments
Synthetic guaranteed investment contracts........................                   --         --            --               --
Reinsurance of guaranteed minimum income annuitization options in                   --         12            12               --
   variable contracts............................................
Forward contracts for TBA mortgage securities....................                    7          7             7               --
Credit default swaps.............................................                   --         --            --               --
                                                                                 -----     ------         -----           ------
Total other derivative financial instruments.....................                    7         19            19               --

Total derivative financial instruments...........................                $ 238     $  134         $ 250           $ (116)
                                                                                 =====     ======         =====           ======




-----------

(1) Credit exposure and carrying value includes the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements which are reported in Accrued investment income.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



     The following table summarizes the credit exposure, fair value and carrying value of the Company's derivative financial instruments subject to bifurcation at December 31, 2000 as follows:

                                                                                                  2000
                                                                                  -----------------------------------------------
                                                                                                          Carrying      Carrying
                                                                                    Credit       Fair      value           value
                                                                                  Exposure(1)    value     assets    (liabilities)
                                                                                  -----------    -----     -------   -------------
(in millions)
Interest rate contracts
Interest rate swap agreements.....................................                  $16     $(48)           $1           $(66)
Financial futures contracts.......................................                   --        --            3             (1)
Interest rate cap and floor agreements............................                    2         2            1              1

Total interest rate contracts.....................................                   18      (46)            5            (66)
Equity and indexed contracts
Options, warrants, and financial futures..........................                   17         9           18             (9)
Foreign currency contracts
Foreign currency swap agreements..................................                    3        32           --              --
Embedded derivative financial instruments(2)
Conversion options in fixed income securities.....................                  N/A       N/A          N/A             N/A
Equity-indexed options in life and annuity Contracts..............                  N/A       N/A          N/A             N/A
Forward starting options in annuity contracts.....................                  N/A       N/A          N/A             N/A
Put options in variable contracts.................................                  N/A       N/A          N/A             N/A

Total embedded derivative financial instruments...................                  N/A       N/A          N/A             N/A
Other derivative financial instruments(2)
Synthetic guaranteed investment contracts.........................                  N/A       N/A          N/A             N/A
Reinsurance of guaranteed minimum income annuitization options in                   N/A       N/A          N/A             N/A
   variable contracts.............................................
Forward contracts for TBA mortgage securities.....................                  N/A       N/A          N/A             N/A

Total other derivative financial instruments......................                  N/A       N/A          N/A             N/A
Total derivative financial instruments............................                  $38      $(5)          $23           $(75)



-----------

(1) Credit exposure and carrying value includes the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements which are reported in Accrued investment income.

(2) In 2000, in accordance with existing accounting policies, certain derivative financial instruments were not reflected within the consolidated financial statements or in the case of embedded derivative financial instruments, were reflected in the consolidated financial statements but were not separately identified and adjusted to fair value. Such instruments are denoted as being not applicable ("N/A").

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date reduced by the effect, if any, of master netting agreements.

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The Company utilizes master netting agreements for all over-the-counter derivative transactions. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of certain of these agreements, collateral is either pledged or obtained when certain predetermined exposure limits will be exceeded. To date, the Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



     Fair value, which is equal to carrying value in 2001, is the estimated amount that the Company would receive (pay) to terminate or assign the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer and exchange quotes. The fair value of non-exchange traded derivative contracts, including embedded derivative financial instruments subject to bifurcation, is based on either independent third party pricing sources or widely accepted pricing and valuation models which utilize independent third party data as inputs.

     The contract or notional amount is specified in the contract and is utilized to calculate the exchange of contractual payments under the agreement.

     Interest rate swap agreements involve the exchange, at specified intervals, of contractual interest payments calculated based on a notional amount. The Company generally enters into swap agreements to change the interest rate characteristics of existing assets to more closely match the interest rate characteristics of the corresponding liabilities. Master netting agreements are used to minimize credit risk.

     Financial futures contracts are commitments to either purchase or sell designated financial instruments at a future date for a specified price or yield. They may be settled in cash or through delivery. As part of its asset/liability management, the Company generally utilizes these contracts to manage its market risk related to fixed income securities, certain annuity contracts and forecasted purchases and sales. These contracts are used to reduce interest rate risk related to forecasted transactions pertaining to identified transactions that are probable to occur and are generally completed within one year. Futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require security deposits, as well as the daily cash settlement of margins. The Company has pledged $20 million of securities on deposit as collateral at December 31, 2001.

     Interest rate cap and floor agreements give the holder the right to receive at a future date, the amount, if any, by which a specified market interest rate exceeds the fixed cap rate or falls below the fixed floor rate, applied to a notional amount. The Company purchases interest rate cap and floor agreements to reduce its exposure to rising or falling interest rates relative to certain existing assets and liabilities in conjunction with asset/liability management. Master netting agreements are utilized to minimize credit risk.

     Indexed option contracts and indexed financial futures provide returns based on a specified index applied to the instrument's notional amount. The Company utilizes these instruments to reduce the market risk associated with certain annuity contracts. Where required, counterparties post collateral to minimize credit risk.

     Warrants provide the right to purchase issues of debt or common stock at predetermined prices. Stock warrants are generally received in connection with the purchase of debt or preferred stock instruments or upon initiation of certain goods and services arrangements.

     Foreign currency swaps involve the future exchange or delivery of foreign currency on terms negotiated at the inception of the contract. The Company enters into these agreements primarily to manage the currency risk associated with investing in securities and issuing obligations that are denominated in foreign currencies. Where required, counterparties post collateral to minimize credit risk. Counterparties have pledged to the Company $14 million of securities on deposit as collateral at December 31, 2001.

     Embedded derivative financial instruments subject to bifurcation include conversion options in fixed income securities, equity-indexed options in life and annuity contracts, forward starting options in annuity contracts and put options in certain variable contracts.

     Other derivative financial instruments. The Company markets synthetic guaranteed investment contracts, which are considered derivative financial instruments. The Company has reinsurance agreements that transfer a portion of the investment risk of guaranteed minimum income annuitization options offered in certain variable contracts. The Company enters into forward contracts to purchase highly liquid TBA mortgage securities. Certain of these contracts are considered derivatives. Credit default swaps provide for the payment of fees as compensation for the agreement to exchange credit risk, depending on the nature or occurrence of credit events relating to the referenced entities. The Company may enter into credit default swaps to enhance yields while managing credit risk exposure.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management. In addition, the change in the value of the Company's derivative financial instruments designated as hedges is generally offset by the change in the value of the related assets and liabilities.

     The Company reclassified pretax gains of $1 million from Accumulated other comprehensive income to Net investment income during 2001. This amount was included in the transition adjustment affecting Accumulated other comprehensive income during the initial application of the statements. Of the amounts recorded in Accumulated other comprehensive income at December 31, 2001, the Company expects to reclassify an estimated $312 thousand of pretax net losses to Net income (related to cash flow hedges) during the next year. Amounts released from Accumulated other comprehensive income are matched together in Net income with the results of the hedged risk. As of December 31, 2001, the Company did not terminate any hedge of a forecasted transaction because it was probable that the forecasted transaction would not occur. Therefore, no gains or losses were reclassified from Accumulated other comprehensive income to Realized capital gains and losses related thereto.

Off-balance-sheet financial instruments

     A summary of the contractual amounts and fair values of off-balance-sheet financial instruments at December 31, follows:

(in millions)
                                                                        2001                       2000
                                                                        ----                       ----
                                                             Contractual      Fair      Contractual      Fair
                                                                  amount     value           amount     value


Commitments to invest                                                $49        --              $34        --
Commitments to purchase private placement securities                 119        --              104        --
Commitments to extend mortgage loans                                  32        --              191         2
Financial guarantees                                                  --        --                3         1
Credit guarantees                                                     49       (2)               49       (2)


     Except for credit guarantees, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practicable to estimate the fair value of these commitments.

     Commitments to purchase private placement securities represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made, as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed expiration dates or other termination clauses. The fair value of these commitments are estimated based upon discounted contractual cash flows, adjusted for changes in current rates at which loans would be made to borrowers with similar credit risk using similar properties as collateral.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Financial guarantees represent conditional commitments to repurchase notes from a creditor upon default of a debtor. The Company enters into these agreements primarily to provide financial support for certain companies in which the Company is an equity investor. Financial guarantees are valued based on estimates of payments that may occur over the life of the guarantees.

     Credit guarantees represent conditional commitments included in certain fixed income securities owned by the Company. These commitments provide for obligations to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of credit events for the referenced entities. The Company enters into these transactions in order to achieve higher yields than direct investment in referenced entities. The fees for assuming the conditional commitments are reflected in the interest receipts reported in Net investment income over the lives of the contracts. The fair value of the credit guarantees are estimates of the conditional commitments only and are calculated using quoted market prices or valuation models, which incorporate external market data.

     In the event of bankruptcy or other default of the referenced entities, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is the fair value of the subject fixed income securities, which totaled $47 million at December 31, 2001. The Company includes the impact of credit guarantees in its analysis of credit risk, and the referenced credits were current to their contractual terms at December 31, 2001.

7.   Deferred Policy Acquisition Costs

     Deferred policy acquisition costs for the years ended December 31, are as follows:

(in millions)

                                                                                   2001       2000       1999
                                                                                   ----       ----       ----


Balance, beginning of year                                                       $2,926     $2,675     $2,181
Acquisition costs deferred                                                          637        797        630
Amortization charged to income                                                     (365)      (418)      (367)
Effect of unrealized gains and losses                                              (201)      (128)       231
                                                                                 ------     ------     ------
Balance, end of year                                                             $2,997     $2,926     $2,675
                                                                                 ======     ======     ======



8.   Reserve for Life-Contingent Contract Benefits and Contractholder Funds

     At December 31, the Reserve for life-contingent contract benefits consists of the following:

(in millions)
                                                                                              2001       2000
                                                                                              ----       ----
Immediate annuities:
   Structured settlement annuities                                                          $5,024     $4,811
   Other immediate annuities                                                                 1,870      1,629
Traditional life                                                                             1,567      1,418
Other                                                                                          171        142
                                                                                            ------     ------
   Total Reserve for life-contingent contract benefits                                      $8,632     $8,000
                                                                                            ======     ======


     The assumptions for mortality generally utilized in calculating reserves include the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; the 1983 group annuity mortality table for other immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 5.5% to 11.7% for structured settlement annuities; 2.0% to 11.5% for other immediate annuities; and 4.0% to 11.3% for traditional life. Other estimation methods include the present value of contractually fixed future benefits for structured settlement annuities, the present value of expected future benefits based on historical experience for other immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for the structured settlement annuity business and for certain immediate annuities with life contingencies. A liability of $212 million and $290 million is included in the Reserve for life-contingent contract benefits with respect to this deficiency for the years ended December 31, 2001 and 2000, respectively.


     At December 31, Contractholder funds are as follows:

(in millions)
                                                          2001        2000
                                                          ----        ----
Interest-sensitive life                                $ 5,734     $ 5,422
Fixed annuities:
   Immediate annuities                                   2,293       1,954
   Deferred annuities                                   16,596      14,537
Guaranteed investment contracts                          2,279       2,588
Funding agreements (non-putable)                         3,557       1,585
Funding agreements (putable/callable)                    1,750       1,515
Other investment contracts                                  92          75
                                                       -------     -------
   Total contractholder funds                          $32,301     $27,676
                                                       =======     =======


     Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, death benefits, mortality charges, net Separate Accounts transfers and administrative expenses. Interest rates credited range from 3.4% to 8.0% for interest-sensitive life contracts; 3.2% to 10.0% for immediate annuities; 0.0% to 12.0% for deferred annuities (which include equity-indexed annuities that are hedged (see
Note 2 and Note 6)); 4.9% to 8.5% for guaranteed investment contracts; 2.0% to 5.9% for funding agreements; and 2.0% to 5.7% for other investment contracts. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 25.9% of deferred annuities are subject to a market value adjustment.

     Contractholder funds include FAs sold to Special Purpose Entities ("SPEs") issuing medium-term notes. The SPEs, Allstate Life Funding, LLC and Allstate Financial Global Funding, LLC are used exclusively for the Company's FAs supporting medium-term note programs. The assets and liabilities of Allstate Life Funding, LLC are included on the Consolidated statements of financial position. The Company classifies the medium-term notes issued by Allstate Life Funding, LLC as Contractholder funds, using similar accounting treatment as its other investment contracts. The assets and liabilities of Allstate Financial Global Funding, LLC are not included on the Consolidated statements of financial position due to the existence of a sufficient equity ownership interest by unrelated third parties in this entity. The Company classifies the funding agreements issued to Allstate Financial Global Funding, LLC as Contractholder funds. The Corporation's management does not have an ownership interest in the SPEs.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Contractholder funds activity for the year ended December 31, was as follows:

(in millions)
                                                         2001        2000
                                                         ----        ----
Balance, beginning of year                            $27,676     $23,995
   Deposits                                             7,860       7,875
   Surrenders and withdrawals                          (3,211)     (3,881)
   Death benefits                                        (415)       (385)
   Interest credited to contractholders' funds          1,670       1,519
   Transfers (to)/from Separate Accounts               (1,014)     (1,356)
   Other adjustments                                     (265)        (91)
                                                      -------     -------
Balance, end of year                                  $32,301     $27,676
                                                      =======     =======




9.   Reinsurance

     The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as a direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves. Failure of reinsurers to honor their obligations could result in losses to the Company.

     The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Yearly renewable term and coinsurance agreements result in the passing of a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less commissions and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

     The Company has a coinsurance contract with Columbia, an affiliate of the Company, to assume 100% of fixed annuity business in force as of June 30, 2000. In addition, the Company has a modified coinsurance contract with Columbia to assume 100% of traditional life and accident and health business in force on the effective date of July 1, 2000. Both agreements are continuous but may be terminated by either party with 30 days notice, material breach by either party, or by Columbia in the event of the Company's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2001 and 2000, the Company assumed $21 million and $10 million, respectively, in premiums and contract charges from Columbia.

     The Company has a coinsurance contract to assume 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed $29 million, $29 million and $11 million in premiums from AIC for the years ended December 31, 2001, 2000 and 1999, respectively.

     The Company has a contract to assume 100% of all insurance written by Sears Life Insurance Company ("SLIC"). This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed $64 million, $38 million and $14 million in premiums from SLIC for the years ended December 31, 2001, 2000 and 1999, respectively.

     On January 2, 2001, the Company acquired blocks of business from American Maturity via coinsurance contracts. Pursuant to the terms of the coinsurance contracts, the Company assumed: variable annuities, market value adjusted annuities, equity-indexed annuities, fixed annuities, and immediate annuities. The Company received assets consisting primarily of cash, investments and accrued investment income with a fair value in an amount equal to the corresponding assumed reserves for life contingent contract benefits and contractholder funds resulting in no goodwill being recorded.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The Company has an administrative services agreement with respect to a block of variable annuity contracts. Pursuant to the terms of the agreement, the Company provides insurance contract administration and financial services. As part of the agreement, the Company assumed via coinsurance 100% of the general account portion of these contracts (85% for business written in New York) with an aggregate account value of $32 million as of December 31, 2001. The Company paid $65 million, which was capitalized as present value of future profits and will be subsequently amortized into income over 20 years, for the right to receive future contract charges and fees on the block of variable annuity contracts, which has an aggregate account value of $795 million and $1.23 billion as of December 31, 2001 and 2000, respectively. During 2001, 2000 and 1999, the Company earned contract charges and fees assessed to contractholders' fund balances of $8 million, $17 million, and $15 million, respectively.

     The Company cedes 90%, 80% or 60% of the mortality risk on certain term life policies, depending upon the issue year and product, to a pool of eleven reinsurers that are not affiliated with the Company or the Corporation. Beginning in 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to 1998, the Company ceded mortality risk in excess of $1 million per life for individual coverage. As of December 31, 2001, $138.92 billion of life insurance in force was ceded to other companies.

     The Company also has catastrophe reinsurance from three reinsurers not affiliated with the Company or the Corporation covering single events exceeding predetermined limits. The risk of reinsurance collectibility on the Company's recoverables is mitigated by an absence of high concentrations with individual reinsurers.

     The Company has a modified coinsurance contract with Alpine Indemnity Limited ("Alpine") to cede 50% of certain variable annuity business issued on or after May 1, 1999 under a distribution agreement with PNC Bank NA. The agreement is continuous but may be terminated by either party with 120 days notice.

     The Company has entered into reinsurance agreements in conjunction with the disposition of certain blocks of business.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. No single reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The effects of reinsurance on premiums and contract charges for the years ended December 31, are as follows:

(in millions)
                                                                                   2001       2000       1999
                                                                                   ----       ----       ----
Premiums and contract charges
Direct                                                                           $2,085     $2,075     $1,748
Assumed
   Affiliate                                                                         41         39         24
   Non-affiliate                                                                     64         55         30
Ceded--non affiliate                                                               (323)      (302)      (241)
                                                                                 ------     ------     ------
   Premiums and contract charges, net of reinsurance                             $1,867     $1,867     $1,561
                                                                                 ======     ======     ======




     The effects of reinsurance on contract benefits for the years ended
December 31, are as follows:

(in millions)
                                                                                   2001       2000       1999
                                                                                   ----       ----       ----
Contract Benefits
Direct                                                                           $1,693     $1,633     $1,382
Assumed
   Affiliate                                                                         36         29         23
   Non-affiliate                                                                     33         20          7
Ceded--non affiliate                                                               (277)      (243)      (161)
                                                                                 ------     ------     ------
   Contract benefits, net of reinsurance                                         $1,485     $1,439     $1,251
                                                                                 ======     ======     ======


     Reinsurance recoverables in the Company's consolidated statements of financial position were $950 million and $614 million, at December 31, 2001 and 2000, respectively. The reinsurance recoverable and reinsurance payable balances pertaining to related party reinsurance agreements were not material at December 31, 2001 and 2000, respectively.

10.  Commitments and Contingent Liabilities

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $3 million, $1 million and $11 million in 2001, 2000 and 1999, respectively.

     Minimum rental commitments under noncancelable operating leases with an initial or remaining term of more than one year as of December 31, 2001 are as follows:


(in millions)

2002                                    $1.5
2003                                     0.5
2004                                      --
2005                                      --
Thereafter                                --
                                        ----
                                        $2.0
                                        ====

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


Regulations and legal proceedings

     The Company's business is subject to the effects of a changing social, economic and regulatory environment. State and federal initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance businesses, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and the overall expansion of regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

     The Company is defending various lawsuits involving sales practices such as breach of contract, licensing and other business conduct. One statewide class action alleges that the Company violated Florida insurance statutes in the sales of credit insurance. The judge has granted a partial summary judgment against the Company, however, damages have not yet been determined. The Company is vigorously defending these lawsuits. The outcome of these disputes is currently uncertain.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of an increasing number of class action lawsuits and other types of litigation, some of which involve claims for substantial and/or indeterminate amounts (including punitive and treble damages) and the outcomes of which are unpredictable. This litigation is based on a variety of issues. However, at this time, based on their present status, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

Guaranty Funds

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

11.  Income Taxes

     ALIC and its eligible domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return. Certain domestic subsidiaries are not eligible to join in the consolidated federal income tax return and file a separate tax return.

     Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

     The Internal Revenue Service ("IRS") has completed its review of the Corporation's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

         The components of the deferred income tax assets and liabilities at December 31, are as follows:

(in millions)
                                                         2001        2000
                                                         ----        ----
Deferred assets
Life and annuity reserves............................  $   533     $   603
Other assets.........................................      116          66
                                                          ----        ----
   Total deferred assets.............................      649         669
Deferred liabilities
Deferred policy acquisition costs....................     (846)       (819)
Unrealized net capital gains.........................     (343)       (301)
Other liabilities....................................      (29)        (54)

   Total deferred liabilities........................   (1,218)     (1,174)

   Net deferred liability............................  $ (569)     $  (505)



     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved. The Company had established valuation allowances for deferred tax assets of an international operation, due to a lack of evidence that such assets would be realized. The valuation allowance reducing deferred tax assets was $2 million at December 31, 2000. During 2001, the $2 million valuation allowance was released as the entire amount held related to the Company's holdings in its subsidiary, Pt Asuransi Jiwa Allstate, Indonesia, which was sold on June 29, 2001.

     The components of income tax expense for the year ended December 31, are as follows:

(in millions)
                                                        2001    2000    1999
                                                        ----    ----    ----

Current................................................ $156    $116    $195
Deferred...............................................   23     125      71
                                                        ----    ----    ----
   Total income tax expense............................ $179    $241    $266
                                                        ====    ====    ====


     The Company paid income taxes of $116 million, $168 million and $197 million in 2001, 2000 and 1999, respectively. The Company had a current income tax liability of $21 million at December 31, 2001 and a current income tax asset of $16 million at December 31, 2000.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

9in millions)
                                                        2001    2000    1999
                                                        ----    ----    ----

Statutory federal income tax rate..................... 35.0%   35.0%   35.0%
Dividends received deduction.......................... (2.4)   (1.9)   (1.3)
Other................................................. (0.2)     0.8     0.8
                                                       -----   -----   -----
Effective income tax rate............................. 32.4%   33.9%   34.5%


     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2001, approximately $94 million, will result in federal income taxes payable of $33 million if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  Preferred stock

     The Company has issued two series of non-voting, redeemable preferred stock. Redeemable preferred stock--Series A was issued to Northbrook Corporation, a subsidiary of AIC, while Redeemable preferred stock--Series B was issued directly to AIC. Both series of preferred stock are redeemable at the option of the Company at any time five years after the issuance date at a price of $100 per share plus cumulative accrued and unpaid dividends. If the Company is liquidated or dissolved, holders of the preferred stock will be entitled to payments of $100 per share plus cumulative accrued and unpaid dividends.

     For Redeemable preferred stock--Series A, the Company's Board of Directors declares and pays a cash dividend from time to time, but not more frequently than quarterly. The dividend is based on the three month LIBOR rate. Dividends of $5 million, $5 million and $4 million were paid during 2001, 2000, and 1999, respectively. There were no accrued and unpaid dividends for Series A preferred stock at December 31, 2001.

     Redeemable preferred stock--Series A subscriptions receivable resulted from the Company's issuance of additional shares to Northbrook Corporation in return for $14 million in cash, which was received on January 14, 2002.

     For Redeemable preferred stock--Series B, cash dividends of 6.9% per annum were payable annually in arrears on the last business day of each year to the shareholder of record on the immediately preceding business day. Dividends of $8 million were paid annually in 2001, 2000 and 1999, respectively.

     On December 28, 2001 AIC made a capital contribution to ALIC of all of the issued and outstanding ALIC Redeemable preferred stock--Series B, resulting in an increase in Additional capital paid-in of $117 million.


13.  Statutory Financial Information

     The following table reconciles consolidated Net income for the year ended December 31, and consolidated Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of ALIC and its subsidiaries, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

(in millions)
                                                                Net income        Shareholder's equity
                                                                ----------        --------------------
                                                             2001    2000    1999       2001       2000
                                                             ----    ----    ----       ----       ----
Balance per GAAP............................................ $368    $470    $504     $5,397     $5,125
Undistributed net income of certain subsidiaries............    7       2       2         --         --
Unrealized gain/loss on fixed income securities.............   --      --      --     (1,508)    (1,280)
Deferred policy acquisition costs........................... (291)   (368)   (262)    (2,997)    (2,926)
Deferred income taxes.......................................   18      30     104      1,055        505
Employee benefits...........................................    8     (1)       1        (17)       (34)
Reserves and non-admitted assets............................  112     205     (72)       743      3,658
Separate Accounts...........................................   --      --      --        141     (2,513)
Other.......................................................    5      13      27        (79)        46
                                                             ----    ----    ----     ------     ------
Balance per statutory accounting practices.................. $227    $351    $304     $2,735     $2,581
                                                             ====    ====    ====     ======     ======

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     ALIC and each of its subsidiaries prepares their statutory financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Beginning in 2001, all states required domiciled insurance companies to prepare statutory-basis financial statements in accordance with NAIC Accounting Practices and Procedures Manual--Version effective January 1, 2001 ("Codification") subject to any deviations prescribed or permitted by the applicable state of domicile's insurance commissioner.

     Accounting changes adopted to conform to the provisions of Codification are reported as changes in accounting principles in the statutory-basis financial statements for 2001. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The adoption of Codification increased the surplus of ALIC by $81 million effective January 1, 2001. The increase is primarily a result of the requirement to recognize net statutory deferred tax assets for temporary differences reversing within the succeeding twelve-month period. Two of the Company's subsidiaries are domiciled in the State of New York, which chose not to adopt Statement of Statutory Accounting Principle No. 10, Income Taxes. As a result, the Company's total surplus does not reflect deferred taxes of the New York domiciled subsidiaries. Statutory surplus on the basis of Codification would have increased $3 million had the Company recorded deferred tax assets for the New York domiciled subsidiaries.

Dividends

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months.

     In the twelve month period beginning January 1, 2001, ALIC paid dividends of $172 million. This was less than the maximum amount allowed under Illinois insurance law without the approval of the Illinois Department of Insurance ("IL Department") based on 2000 formula amounts. Based on 2001 ALIC statutory net income, the maximum amount of dividends ALIC will be able to pay without prior IL Department approval at a given point in time during 2002 is $273 million, less dividends paid during the preceding twelve months measured at that point in time.

Risk-based capital

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December, 31 2001, RBC for each of the Company's domestic insurance subsidiaries was significantly above levels that would require regulatory action.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


14.  Benefit Plans

Pension and other postretirement plans

     Defined benefit pension plans, sponsored by AIC, cover most domestic full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The allocated benefit to the Company included in net income was $1 million for the pension plans in 2001, 2000 and 1999.

     AIC also provides certain health care and life insurance benefits for employees when they retire. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans for ten or more years prior to retirement. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $5 million, $3 million and $1 million for postretirement benefits other than pension plans in 2001, 2000 and 1999, respectively.

Profit sharing plans

     Employees of AIC are also eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance.

     The Company's allocation of profit sharing expense from the Corporation was $5 million, $4 million, and $4 million in 2001, 2000 and 1999, respectively.

15.  Business Segments

     ALIC's management is organized around products and services, and this structure is considered in the identification of its two reportable segments. These segments and their respective operations are as follows:

Retail

     The Retail segment offers a diversified group of products to meet consumers' lifetime needs in the areas of protection and retirement solutions through a variety of distribution channels. See Note 1 for discussion of the Retail segment's products and distribution channels. The Company evaluates the results of this segment based upon invested asset growth, face amounts of policies inforce and Net Income.

Structured Financial Products

     The Structured Financial Products segment offers a variety of spread-based and fee-based products to qualified investment buyers. See Note 1 for discussion of the Structured Financial Products segment's products and distribution channels. The Company evaluates the results of this segment based upon statutory premiums and deposits and Net Income.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     Summarized revenue data for each of the Company's business segments for the years ended December 31, are as follows:

(in millions)
                                                                                 2001       2000       1999
                                                                                 ----       ----       ----
Revenues
Retail
Premiums and contract charges..................................................$ 1,510     $1,449     $1,306
Net investment income..........................................................  1,705      1,556      1,342
Realized capital gains and losses..............................................   (140)       (20)       162
                                                                               -------     ------     ------
   Total Retail................................................................  3,075      2,985      2,810
                                                                               -------     ------     ------
Structured Financial Products
Premiums and contract charges..................................................    357        418        255
Net investment income..........................................................  1,134      1,033        897
Realized capital gains and losses..............................................    (73)        (6)        30
                                                                               -------     ------     ------
   Total Structured Financial Products.........................................  1,418      1,445      1,182
                                                                               -------     ------     ------
      Consolidated Revenues....................................................$ 4,493     $4,430     $3,992
                                                                               =======     ======     ======



     Summarized financial performance data for each of the Company's business segments for the years ended December 31, are as follows:

(in millions)
                                                                                    2001       2000       1999
                                                                                    ----       ----       ----
Income from operations before income taxes and other items
Retail
Premiums and contract charges.....................................................$1,510     $1,449     $1,306
Net investment income............................................................. 1,705      1,556      1,342
Realized capital gains and losses.................................................  (140)       (20)       162
Contract benefits.................................................................   706        606        598
Interest credited to contractholders' funds....................................... 1,165      1,075        869
Amortization of deferred policy acquisition costs.................................   360        414        365
Operating costs and expenses......................................................   371        299        313
Loss on disposition of operations.................................................    (4)        --         --
                                                                                  ------     ------     ------
   Retail income from operations before income taxes and other items..............   469        591        665
                                                                                  ------     ------     ------
Structured Financial Products
Premiums and contract charges.....................................................   357        418        255
Net investment income............................................................. 1,134      1,033        897
Realized capital gains and losses.................................................   (73)        (6)        30
Contract benefits.................................................................   779        833        653
Interest credited to contractholders' funds.......................................   505        444        391
Amortization of deferred policy acquisition costs.................................     5          4          2
Operating costs and expenses......................................................    45         44         31
                                                                                  ------     ------     ------
   Structured Financial Products income from operations before
     income taxes and other items.................................................    84        120        105
                                                                                  ------     ------     ------
      Consolidated income from operations before income taxes and other items.....$  553     $  711     $  770
                                                                                  ======     ======     ======


               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     Additional significant financial performance data for each of the Company's reportable segments for the years ended December 31, are as follows:

(in millions)
                                                                                  2001    2000    1999
                                                                                  ----    ----    ----
Amortization of deferred policy acquisition costs
Retail..........................................................................  $360    $414    $365
Structured Financial Products...................................................     5       4       2
                                                                                  ----    ----    ----
   Consolidated.................................................................  $365    $418    $367
                                                                                  ----    ----    ----
Income tax expense
Retail..........................................................................  $151    $200    $231
Structured Financial Products...................................................    28      41      35
                                                                                  ----    ----    ----
   Consolidated.................................................................  $179    $241    $266
                                                                                  ====    ====    ====



     Summarized data for total assets and investments for each of the Company's reportable segments as of December 31, are as follows:

(in millions)
                                                                                    2001        2000        1999
                                                                                    ----        ----        ----
Assets
Retail.......................................................................... $44,041     $41,729     $37,067
Structured Financial Products...................................................  18,581      16,462      13,380
                                                                                 -------     -------     -------
   Consolidated................................................................. $62,622     $58,191     $50,447
                                                                                 -------     -------     -------


Investments
Retail.......................................................................... $26,398     $23,331     $20,640
Structured Financial Products...................................................  17,899      15,289      12,239
                                                                                 -------     -------     -------
   Consolidated................................................................. $44,297     $38,620     $32,879
                                                                                 =======     =======     =======


               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


16.  Other Comprehensive Income

     The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

(in millions)                                       2001                          2000                           1999
                                                    ----                          ----                           ----
                                                                After-                      After-                      After-
                                           Pretax       Tax      tax      Pretax     Tax      tax     Pretax     Tax     tax
                                           ------       ---     ------    ------     ----   ------    ------     ----   ------
Unrealized net capital gains and
   losses and net losses on
   derivative financial instruments:
   Unrealized holding gains (losses)       $ (115)    $ 40      $ (75)      $550     $(192)    $358     $ (814)    $285    $(529)
      arising during the period......
   Less: reclassification adjustments        (238)      83       (155)        10        (3)       7        180      (63)     117

Unrealized net capital gains and              123      (43)        80        540      (189)     351       (994)     348     (646)
   losses............................
   Cumulative effect of change in              (1)      --         (1)        --        --       --         --      --        --
      accounting for derivative
      financial instruments..........
   Net losses on derivative financial          (1)      --         (1)        --        --       --         --      --        --
      instruments arising during the
      period.........................
   Less: reclassification adjustments           4       (2)         2         --        --       --         --      --        --
      for derivative financial
      instruments....................
                                           ------    -----      -----       ----     -----     ----     ------     ----     -----
Net losses on derivative financial             (6)       2         (4)        --        --       --         --      --        --
   instruments.......................
                                           ------    -----      -----       ----     -----     ----     ------     ----     -----
Unrealized net capital gains and              117      (41)        76        540      (189)     351       (994)     348     (646)
   losses and net losses on
   derivative financial instruments:.
Unrealized foreign currency                     3       (1)         2         (3)        1       (2)         2       (1)       1
   translation adjustments
                                           ------    -----      -----       ----     -----     ----     ------     ----    -----
Other comprehensive income...........      $  120    $ (42)     $  78       $537     $(188)    $349     $ (992)    $347    $(645)
                                           ======    =====      =====       ====     =====     ====     ======     ====    =====





                                      F-38


               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



17.  Quarterly Results (unaudited)

(in millions)

                                              First Quarter       Second Quarter      Third Quarter        Fourth Quarter
                                              -------------       --------------      -------------        --------------
                                             2001       2000      2001     2000      2001       2000       2001       2000
                                             ----       ----      ----     ----      ----       ----       ----       ----


Revenues.................................  $1,048     $1,086    $1,154     $998    $1,130     $1,189     $1,161     $1,157
Net Income...............................      67        127        89      104        90        147        122         92

18.  Subsequent event

     On March 28, 2002, Allstate Life paid a dividend of $44 million to AIC.

                -------------------------------------------------
                ALLSTATE FINANCIAL ADVISORS
                SEPARATE ACCOUNT I

                Financial Statements as of December 31, 2001
                and for the periods ended December 31, 2001 and December 31, 2000, and Independent
                Auditors' Report

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2001, the related statements of operations for the periods then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2001, the results of operations for the periods then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 8, 2002

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001

---------------------------------------------------------------------------------------------------------------------------------
                                                                      AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                                    -----------------------------------------------------------------------------
                                                      AIM V.I.                         AIM V.I.       AIM V.I.        AIM V.I.
                                                      Capital       AIM V.I. Dent    Diversified     Growth and     International
                                                    Appreciation   Demographics (a)     Income         Income          Equity
                                                    -------------  ---------------  -------------   -------------   -------------
ASSETS
Investments at fair value                           $   3,731,348   $       6,349   $     692,756   $   2,572,217   $   1,147,253
                                                    -------------   -------------   -------------   -------------   -------------

     Total assets                                   $   3,731,348   $       6,349   $     692,756   $   2,572,217   $   1,147,253
                                                    =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                                  $   3,731,348   $       6,349   $     692,756   $   2,572,217   $   1,147,253
Retained in Allstate Financial Advisors Separate
     Account I by Allstate Life Insurance Company               -               -               -               -               -
                                                    -------------   -------------   -------------   -------------   -------------

     Total net assets                               $   3,731,348   $       6,349   $     692,756   $   2,572,217   $   1,147,253
                                                    =============   =============   =============   =============   =============

FUND SHARE INFORMATION
     Number of shares                                     171,793           1,136          75,877         127,337          76,945
                                                    =============   =============   =============   =============   =============

     Cost                                           $   4,967,139   $       5,789   $     740,659   $   3,165,191   $   1,488,024
                                                    =============   =============   =============   =============   =============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------
                                                    AIM VARIABLE
                                                  Insurance Funds
                                                    Sub-Accounts    Fidelity Variable Insurance Products Fund Sub-Accounts
                                                  ---------------  ---------------------------------------------------------

                                                     AIM V.I.
                                                       Value      VIP Contrafund   VIP Growth  VIP High Income VIP Index 500
                                                    ------------  --------------  ------------ --------------- -------------

ASSETS
Investments at fair value                           $  2,128,600   $  3,434,777   $  4,520,539   $    549,109   $  4,279,233
                                                    ------------   ------------   ------------   ------------   ------------

     Total assets                                   $  2,128,600   $  3,434,777   $  4,520,539   $    549,109   $  4,279,233
                                                    ============   ============   ============   ============   ============

NET ASSETS
Accumulation units                                  $  2,128,600   $  3,434,777   $  4,520,539   $    549,109   $  4,279,233
Retained in Allstate Financial Advisors Separate
     Account I by Allstate Life Insurance Company              -              -              -              -              -
                                                    ------------   ------------   ------------   ------------   ------------

     Total net assets                               $  2,128,600   $  3,434,777   $  4,520,539   $    549,109   $  4,279,233
                                                    ============   ============   ============   ============   ============

FUND SHARE INFORMATION
     Number of shares                                     91,161        170,630        134,500         85,664         32,899
                                                    ============   ============   ============   ============   ============

     Cost                                           $  2,429,310   $  3,703,799   $  5,444,405   $    649,519   $  4,658,116
                                                    ============   ============   ============   ============   ============



See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------
                                                    Fidelity Variable Insurance      Fidelity Variable Insurance Products Fund
                                                     Products Fund Sub-Accounts            (Service Class 2) Sub-Accounts
                                                    -----------------------------   ---------------------------------------------
                                                                                                  VIP Investment
                                                                                    VIP Equity-     Grade Bond      VIP Overseas
                                                    VIP INVESTMENT                Income (Service    (Service        (Service
                                                     Grade Bond     VIP Overseas    Class 2) (a)    Class 2) (a)    Class 2) (a)
                                                    --------------  ------------- --------------- ---------------   -------------

ASSETS
Investments at fair value                           $   3,153,795   $   1,308,030   $         708   $       9,221   $         592
                                                    -------------   -------------   -------------   -------------   -------------

     Total assets                                   $   3,153,795   $   1,308,030   $         708   $       9,221   $         592
                                                    =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                                  $   3,153,795   $   1,308,030   $         708   $       9,221   $         592
Retained in Allstate Financial Advisors Separate
     Account I by Allstate Life Insurance Company               -               -               -               -               -
                                                    -------------   -------------   -------------   -------------   -------------

     Total net assets                               $   3,153,795   $   1,308,030   $         708   $       9,221   $         592
                                                    =============   =============   =============   =============   =============

FUND SHARE INFORMATION
     Number of shares                                     244,102          94,238              31             719              43
                                                    =============   =============   =============   =============   =============

     Cost                                           $   3,038,067   $   1,660,992   $         699   $       9,245   $         613
                                                    =============   =============   =============   =============   =============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------
                                                      Lazard
                                                    Retirement
                                                    Series, Inc.
                                                     Sub-Account             LSA Variable Series Trust Sub-Accounts
                                                    ------------    -------------------------------------------------------------

                                                                                                       LSA
                                                      Emerging        Aggressive                     LSA Basic         LSA Blue
                                                     Markets (a)      Growth (a)    LSA Balanced      Value (a)        Chip (a)
                                                    -------------   -------------   -------------   -------------   -------------

ASSETS
Investments at fair value                           $       4,966   $   2,346,059   $   5,758,128   $   2,409,559   $   2,410,787
                                                    -------------   -------------   -------------   -------------   -------------

     Total assets                                   $       4,966   $   2,346,059   $   5,758,128   $   2,409,559   $   2,410,787
                                                    =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                                  $       4,966   $       3,559   $       2,900   $       1,755   $       5,787
Retained in Allstate Financial Advisors Separate
     Account I by Allstate Life Insurance Company               -       2,342,500       5,755,228       2,407,804       2,405,000
                                                    -------------   -------------   -------------   -------------   -------------

     Total net assets                               $       4,966   $   2,346,059   $   5,758,128   $   2,409,559   $   2,410,787
                                                    =============   =============   =============   =============   =============

FUND SHARE INFORMATION
     Number of shares                                         693         250,380         578,706         250,214         250,602
                                                    =============   =============   =============   =============   =============

     Cost                                           $       4,414   $   2,503,362   $   5,802,877   $   2,501,956   $   2,505,561
                                                    =============   =============   =============   =============   =============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
                                                                        LSA Variable Series Trust Sub-Accounts
                                                   -----------------------------------------------------------------------------

                                                    LSA Capital     LSA Disciplined LSA Diversified  LSA Emerging     LSA Focused
                                                  Appreciation (a)      Equity        Mid Cap (a)       Growth           Equity
                                                  ----------------  --------------- ---------------  ------------    -------------

ASSETS
Investments at fair value                          $   2,957,166     $   8,765,598   $   3,018,824   $   5,029,847   $   4,500,448
                                                   -------------     -------------   -------------   -------------   -------------

     Total assets                                  $   2,957,166     $   8,765,598   $   3,018,824   $   5,029,847   $   4,500,448
                                                   =============     =============   =============   =============   =============

NET ASSETS
Accumulation units                                 $       5,166     $       6,416   $       4,852   $       9,593   $         623
Retained in Allstate Financial Advisors Separate
     Account I by Allstate Life Insurance Company      2,952,000         8,759,182       3,013,972       5,020,254       4,499,825
                                                   -------------     -------------   -------------   -------------   -------------

     Total net assets                              $   2,957,166     $   8,765,598   $   3,018,824   $   5,029,847   $   4,500,448
                                                   =============     =============   =============   =============   =============

FUND SHARE INFORMATION
     Number of shares                                    300,525         1,020,442         300,680         617,917         522,094
                                                   =============     =============   =============   =============   =============

     Cost                                          $   3,004,720     $  10,202,631   $   3,006,394   $   6,200,901   $   5,226,258
                                                   =============     =============   =============   =============   =============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                      MFS Variable Insurance
                                                        LSA Variable Series Trust Sub-Accounts          Trust Sub-Accounts
                                                    ---------------------------------------------   -----------------------------

                                                     LSA Growth      LSA Mid Cap     LSA Value                         MFS High
                                                       Equity         Value (a)        Equity         MFS Bond          Income
                                                    -------------   -------------   -------------   -------------   -------------

ASSETS
Investments at fair value                           $   4,742,363   $   2,676,744   $   5,910,674   $   1,394,497   $     341,129
                                                    -------------   -------------   -------------   -------------   -------------

     Total assets                                   $   4,742,363   $   2,676,744   $   5,910,674   $   1,394,497   $     341,129
                                                    =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                                  $         498   $           -   $       9,424   $   1,394,497   $     341,129
Retained in Allstate Financial Advisors Separate
     Account I by Allstate Life Insurance Company       4,741,865       2,676,744       5,901,250               -               -
                                                    -------------   -------------   -------------   -------------   -------------

     Total net assets                               $   4,742,363   $   2,676,744   $   5,910,674   $   1,394,497   $     341,129
                                                    =============   =============   =============   =============   =============

FUND SHARE INFORMATION
     Number of shares                                     518,858         250,866         557,611         121,050          36,999
                                                    =============   =============   =============   =============   =============

     Cost                                           $   5,203,099   $   2,509,201   $   5,647,423   $   1,365,487   $     362,451
                                                    =============   =============   =============   =============   =============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                    MFS Variable
                                                                                   Insurance Trust
                                                       MFS Variable Insurance      (Service Class)     OCC Accumulation Trust
                                                         Trust Sub-Accounts          Sub-Account             Sub-Accounts
                                                    -----------------------------   -------------  ------------------------------
                                                                                     MFS New
                                                                                     Discovery          OCC
                                                    MFS Investors      MFS New       (Service        Science and      OCC Small
                                                      Trust (b)       Discovery      Class) (a)     Technology (a)     Cap (a)
                                                    -------------   -------------   -------------   --------------  -------------

ASSETS
Investments at fair value                           $   1,844,242   $   2,830,392   $         827   $       2,556   $         468
                                                    -------------   -------------   -------------   -------------   -------------

     Total assets                                   $   1,844,242   $   2,830,392   $         827   $       2,556   $         468
                                                    =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                                  $   1,844,242   $   2,830,392   $         827   $       2,556   $         468
Retained in Allstate Financial Advisors Separate
     Account I by Allstate Life Insurance Company               -               -               -               -               -
                                                    -------------   -------------   -------------   -------------   -------------

     Total net assets                               $   1,844,242   $   2,830,392   $         827   $       2,556   $         468
                                                    =============   =============   =============   =============   =============

FUND SHARE INFORMATION
     Number of shares                                     107,662         185,356              54           1,074              15
                                                    =============   =============   =============   =============   =============

     Cost                                           $   2,032,488   $   2,913,189   $         817   $       2,036   $         412
                                                    =============   =============   =============   =============   =============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

(b)  Previously known as MFS Growth with Income

See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------

                                                                      Oppenheimer Variable Account Funds Sub-Accounts
                                                    -----------------------------------------------------------------------------
                                                                                                                     Oppenheimer
                                                                    Oppenheimer      Oppenheimer                     Main Street
                                                     Oppenheimer       Capital         Global        Oppenheimer      Small Cap
                                                        Bond        Appreciation     Securities      High Income      Growth (c)
                                                    -------------   -------------   -------------   -------------   -------------

ASSETS
Investments at fair value                           $   5,325,476   $   7,148,106   $   6,023,454   $   1,317,816   $   1,991,007
                                                    -------------   -------------   -------------   -------------   -------------

     Total assets                                   $   5,325,476   $   7,148,106   $   6,023,454   $   1,317,816   $   1,991,007
                                                    =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                                  $   5,325,476   $   7,148,106   $   6,023,454   $   1,317,816   $   1,991,007
Retained in Allstate Financial Advisors Separate
     Account I by Allstate Life Insurance Company               -               -               -               -               -
                                                    -------------   -------------   -------------   -------------   -------------

     Total net assets                               $   5,325,476   $   7,148,106   $   6,023,454   $   1,317,816   $   1,991,007
                                                    =============   =============   =============   =============   =============

FUND SHARE INFORMATION
     Number of shares                                     475,065         195,410         263,724         154,311         180,182
                                                    =============   =============   =============   =============   =============

     Cost                                           $   5,187,762   $   8,236,739   $   6,741,444   $   1,393,930   $   1,965,826
                                                    =============   =============   =============   =============   =============

(c)  Previously known as Oppenheimer Small Cap Growth

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
                                                        Oppenheimer
                                                         Variable
                                                       Account Funds
                                                      (Service Class)
                                                        Sub-Account              PIMCO Variable Insurance Trust Sub-Accounts
                                                    ------------------   ----------------------------------------------------------
                                                      Oppenheimer
                                                    Main Street Small
                                                       Cap Growth               Foreign              Money           Total Return
                                                    (Service Class) (a)         Bond (a)           Market (a)           Bond (a)
                                                    ------------------   ------------------   ------------------   ----------------

ASSETS
Investments at fair value                           $            3,690   $              746   $           3,726   $             658
                                                    ------------------   ------------------   -----------------   -----------------

     Total assets                                   $            3,690   $              746   $           3,726   $             658
                                                    ==================   ==================   =================   =================

NET ASSETS
Accumulation units                                  $            3,690   $              746   $           3,726   $             658
Retained in Allstate Financial Advisors Separate
     Account I by Allstate Life Insurance Company                    -                    -                   -                   -
                                                    ------------------   ------------------   -----------------   -----------------

     Total net assets                               $            3,690   $              746   $           3,726   $             658
                                                    ==================   ==================   =================   =================

FUND SHARE INFORMATION
     Number of shares                                              334                   77               3,726                  67
                                                    ==================   ==================   =================   =================

     Cost                                           $            3,289   $              752   $           3,726   $             677
                                                    ==================   ==================   =================   =================

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------

                                                                                          Solomon Brothers     The Universal
                                                                                              Variable         Institutional
                                                              Putnam Variable               Series Funds        Funds, Inc.
                                                             Trust Sub-Accounts              Sub-Account        Sub-Account
                                                    -----------------------------------   ----------------   ----------------

                                                                       VT International
                                                        VT High           Growth and
                                                        Yield (a)         Income (a)        Capital (a)       High Yield (a)
                                                    ----------------   ----------------   ----------------   ----------------

ASSETS
Investments at fair value                           $          4,726   $          3,756   $          5,209   $          4,293
                                                    ----------------   ----------------   ----------------   ----------------

     Total assets                                   $          4,726   $          3,756   $          5,209   $          4,293
                                                    ================   ================   ================   ================

NET ASSETS
Accumulation units                                  $          4,726   $          3,756   $          5,209   $          4,293
Retained in Allstate Financial Advisors Separate
     Account I by Allstate Life Insurance Company                  -                  -                  -                  -
                                                    ----------------   ----------------   ----------------   ----------------

     Total net assets                               $          4,726   $          3,756   $          5,209   $          4,293
                                                    ================   ================   ================   ================


FUND SHARE INFORMATION
     Number of shares                                            587                386                345                637
                                                    ================   ================   ================   ================

     Cost                                           $          4,604   $          3,624   $          4,892   $          4,624
                                                    ================   ================   ================   ================

(a) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------

                                                             Van Kampen Life Investment Trust Sub-Accounts
                                                    -------------------------------------------------------------

                                                                    LIT Domestic    LIT Emerging      LIT Money
                                                     LIT Comstock      Income          Growth           Market
                                                    -------------   -------------   -------------   -------------
ASSETS
Investments at fair value                           $   3,253,536   $     746,243   $   4,015,402   $   3,032,384
                                                    -------------   -------------   -------------   -------------

     Total assets                                   $   3,253,536   $     746,243   $   4,015,402   $   3,032,384
                                                    =============   =============   =============   =============

NET ASSETS
Accumulation units                                  $   3,253,536   $     746,243   $   4,015,402   $   3,032,384
Retained in Allstate Financial Advisors Separate
     Account I by Allstate Life Insurance Company               -               -               -               -
                                                    -------------   -------------   -------------   -------------

     Total net assets                               $   3,253,536   $     746,243   $   4,015,402   $   3,032,384
                                                    =============   =============   =============   =============

FUND SHARE INFORMATION
     Number of shares                                     284,649          92,932         141,587       3,032,384
                                                    =============   =============   =============   =============

     Cost                                           $   3,333,071   $     720,646   $   5,190,039   $   3,032,384
                                                    =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     AIM Variable Insurance Funds Sub-Accounts
                                               ------------------------------------------------------------------------------------

                                                  AIM V.I.                            AIM V.I.         AIM V.I.        AIM V.I.
                                                  Capital        AIM V.I. Dent      Diversified       Growth and     International
                                                Appreciation    Demographics (a)       Income           Income          Equity
                                               ---------------  ----------------  ---------------  ---------------- ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $            -   $             -   $       47,325   $         1,254  $        3,724
Charges from Allstate Life Insurance Company:
    Mortality and expense risk                        (34,319)              (16)          (6,712)          (22,949)        (10,336)
    Administrative expense                             (2,901)               (1)            (557)           (1,937)           (863)
                                               ---------------  ----------------  ---------------  ---------------- ---------------

        Net investment income (loss)                  (37,220)              (17)          40,056           (23,632)         (7,475)
                                               ---------------  ----------------  ---------------  ---------------- ---------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               207,096                14          174,461           159,414         120,912
    Cost of investments sold                          260,720                13          176,921           205,198         155,662
                                               ---------------  ----------------  ---------------  ---------------- ---------------

        Realized gains (losses) on fund shares        (53,624)                1           (2,460)          (45,784)        (34,750)

Realized gain distributions                           293,299                 -                -                 -          29,120
                                               ---------------  ----------------  ---------------  ---------------- ---------------

        Net realized gains (losses)                   239,675                 1           (2,460)          (45,784)         (5,630)


Change in unrealized gains (losses)                  (886,233)              560          (28,000)         (387,049)       (205,974)
                                               ---------------  ----------------  ---------------  ---------------- ---------------


        Net realized and unrealized gains
             (losses) on investments                 (646,558)              561          (30,460)         (432,833)       (211,604)
                                               ---------------  ----------------  ---------------  ---------------- ---------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                $     (683,778)  $           544   $        9,596   $      (456,465) $     (219,079)
                                               ===============  ================  ===============  ================ ===============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001


See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
                                                AIM Variable
                                               Insurance Funds
                                                Sub-Accounts            Fidelity Variable Insurance Products Fund Sub-Accounts
                                               ---------------  -------------------------------------------------------------------

                                                  AIM V.I.
                                                   Value         VIP Contrafund     VIP Growth      VIP High Income  VIP Index 500
                                               ---------------  ----------------  ---------------  ---------------- ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $        2,706   $         9,694   $        1,712   $        32,622  $       20,948
Charges from Allstate Life Insurance Company:
    Mortality and expense risk                        (17,506)          (28,142)         (39,793)           (4,651)        (34,761)
    Administrative expense                             (1,442)           (2,302)          (3,317)             (392)         (2,854)
                                               ---------------  ----------------  ---------------  ---------------- ---------------

        Net investment income (loss)                  (16,242)          (20,750)         (41,398)           27,579         (16,667)
                                               ---------------  ----------------  ---------------  ---------------- ---------------


NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               297,378           351,507          269,375            98,911         418,551
    Cost of investments sold                          347,367           393,422          335,359           117,968         466,337
                                               ---------------  ----------------  ---------------  ---------------- ---------------

        Realized gains (losses) on fund shares        (49,989)          (41,915)         (65,984)          (19,057)        (47,786)

Realized gain distributions                            41,071            34,217          160,938                 -               -
                                               ---------------  ----------------  ---------------  ---------------- ---------------

        Net realized gains (losses)                    (8,918)           (7,698)          94,954           (19,057)        (47,786)

Change in unrealized gains (losses)                  (160,651)         (182,849)        (651,147)          (65,746)       (260,054)
                                               ---------------  ----------------  ---------------  ---------------- ---------------

        Net realized and unrealized gains
             (losses) on investments                 (169,569)         (190,547)        (556,193)          (84,803)       (307,840)
                                               ---------------  ----------------  ---------------  ---------------- ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                $     (185,811)  $      (211,297)  $     (597,591)  $       (57,224) $     (324,507)
                                               ===============  ================  ===============  ================ ===============


See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
                                                  Fidelity Variable Insurance          Fidelity Variable Insurance Products Fund
                                                  Products Fund Sub-Accounts                 (Service Class 2) Sub-Accounts
                                               ---------------------------------  -------------------------------------------------
                                                                                                   VIP Investment
                                                                                    VIP Equity-       Grade Bond      VIP Overseas
                                               VIP Investment                     Income (Service     (Service         (Service
                                                 Grade Bond       VIP Overseas      Class 2)(a)      Class 2)(a)      Class 2)(a)
                                               ---------------  ----------------  ---------------  ---------------- ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $       56,653   $        34,175   $            -   $             -  $            -
Charges from Allstate Life Insurance Company:
     Mortality and expense risk                       (24,713)          (11,797)              (1)              (19)             (1)
     Administrative expense                            (2,089)             (986)               -                (1)              -
                                               ---------------  ----------------  ---------------  ---------------- ---------------

         Net investment income (loss)                  29,851            21,392               (1)              (20)             (1)
                                               ---------------  ----------------  ---------------  ---------------- ---------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                 556,011           185,975                1                18               -
  Cost of investments sold                            540,960           246,121                1                18               1
                                               ---------------  ----------------  ---------------  ---------------- ---------------

         Realized gains (losses) on fund shares        15,051           (60,146)               -                 -              (1)

Realized gain distributions                                 -            54,020                -                 -               -
                                               ---------------  ----------------  ---------------  ---------------- ---------------

         Net realized gains (losses)                   15,051            (6,126)               -                 -              (1)

Change in unrealized gains (losses)                    81,151          (254,803)               9               (24)            (21)
                                               ---------------  ----------------  ---------------  ---------------- ---------------

         Net realized and unrealized gains
              (losses) on investments                  96,202          (260,929)               9               (24)            (22)
                                               ---------------  ----------------  ---------------  ---------------- ---------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                $      126,053   $      (239,537)  $            8   $           (44) $          (23)
                                               ===============  ================  ===============  ================ ===============

(a) For the Period Beginning October 1, 2001 and Ended December 31, 2001


See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
                                                   Lazard
                                                 Retirement
                                                Series, Inc.
                                                Sub-Account                    LSA Variable Series Trust Sub-Accounts
                                               ---------------  -------------------------------------------------------------------

                                                                      LSA
                                                  Emerging        Aggressive                           LSA Basic       LSA Blue
                                                Markets (a)       Growth (a)        LSA Balanced       Value (a)       Chip (a)
                                               ---------------  ----------------  ---------------  ---------------- ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $           20   $             -   $      106,332   $           304  $            -
Charges from Allstate Life Insurance Company:
    Mortality and expense risk                            (12)               (9)              (9)               (3)            (13)
    Administrative expense                                 (1)               (1)              (1)                -              (1)
                                               ---------------  ----------------  ---------------  ---------------- ---------------

        Net investment income (loss)                        7               (10)         106,322               301             (14)
                                               ---------------  ----------------  ---------------  ---------------- ---------------


NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                      12                 9                8                 3              12
  Cost of investments sold                                 11                 9                8                 3              12
                                               ---------------  ----------------  ---------------  ---------------- ---------------

        Realized gains (losses) on fund shares              1                 -                -                 -               -

Realized gain distributions                                 -                 -          290,142                 -               -
                                               ---------------  ----------------  ---------------  ---------------- ---------------

        Net realized gains (losses)                         1                 -          290,142                 -               -

Change in unrealized gains (losses)                       552          (157,303)        (270,300)          (92,397)        (94,774)
                                               ---------------  ----------------  ---------------  ---------------- ---------------

        Net realized and unrealized gains
             (losses) on investments                      553          (157,303)          19,842           (92,397)        (94,774)
                                               ---------------  ----------------  ---------------  ---------------- ---------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                $          560   $      (157,313)  $      126,164   $       (92,096) $      (94,788)
                                               ===============  ================  ===============  ================ ===============

(a) For the Period Beginning October 1, 2001 and Ended December 31, 2001


See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                    LSA Variable Series Trust Sub-Accounts
                                               ------------------------------------------------------------------------------------


                                                LSA Capital     LSA Disciplined   LSA Diversified    LSA Emerging     LSA Focused
                                               Appreciation (a)     Equity         Mid Cap (a)         Growth          Equity
                                               ---------------  ----------------  ---------------  ---------------- ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $            -   $        20,852   $        1,972   $         1,433  $         2,738
Charges from Allstate Life Insurance Company:
    Mortality and expense risk                            (13)              (16)             (13)              (24)             (2)
    Administrative expense                                 (1)               (1)              (1)               (2)              -
                                               ---------------  ----------------  ---------------  ---------------- ---------------

        Net investment income (loss)                      (14)           20,835            1,958             1,407           2,736
                                               ---------------  ----------------  ---------------  ---------------- ---------------


NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                      12                17               12                23               1
  Cost of investments sold                                 12                16               11                22               1
                                               ---------------  ----------------  ---------------  ---------------- ---------------

        Realized gains (losses) on fund shares              -                 1                1                 1               -

Realized gain distributions                                 -                 -                -                 -               -
                                               ---------------  ----------------  ---------------  ---------------- ---------------

        Net realized gains (losses)                         -                 1                1                 1               -

Change in unrealized gains (losses)                   (47,554)       (1,200,223)          12,430        (1,089,919)       (824,291)
                                               ---------------  ----------------  ---------------  ---------------- ---------------

        Net realized and unrealized gains
             (losses) on investments                  (47,554)       (1,200,222)          12,431        (1,089,918)       (824,291)
                                               ---------------  ----------------  ---------------  ---------------- ---------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                $      (47,568)  $    (1,179,387)  $        14,389  $    (1,088,511) $     (821,555)
                                               ===============  ================  ===============  ================ ===============

(a) For the Period Beginning October 1, 2001 and Ended December 31, 2001


See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         MFS Variable Insurance
                                                      LSA Variable Series Trust Sub-Accounts               Trust Sub-Accounts
                                               --------------------------------------------------  --------------------------------

                                                LSA Growth        LSA Mid Cap       LSA Value                          MFS High
                                                  Equity           Value (a)          Equity          MFS Bond          Income
                                               ---------------  ----------------  ---------------  ---------------- ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $            -   $         9,201   $       29,924   $        40,232  $       15,661
Charges from Allstate Life Insurance Company:
     Mortality and expense risk                            (1)                -              (26)          (10,359)         (2,690)
     Administrative expense                                 -                 -               (2)             (870)           (225)
                                               ---------------  ----------------  ---------------  ---------------- ---------------

         Net investment income (loss)                      (1)            9,201           29,896            29,003          12,746
                                               ---------------  ----------------  ---------------  ---------------- ---------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                       -                 -               27           430,714          38,254
  Cost of investments sold                                  1                 -               26           425,937          41,293
                                               ---------------  ----------------  ---------------  ---------------- ---------------

         Realized gains (losses) on fund shares            (1)                -                1             4,777          (3,039)

Realized gain distributions                               164                 -          132,787                 -               -
                                               ---------------  ----------------  ---------------  ---------------- ---------------

         Net realized gains (losses)                      163                 -          132,788             4,777          (3,039)

Change in unrealized gains (losses)                  (788,557)          167,543         (464,882)           17,644         (11,373)
                                               ---------------  ----------------  ---------------  ---------------- ---------------

         Net realized and unrealized gains
              (losses) on investments                (788,394)          167,543         (332,094)           22,421         (14,412)
                                               ---------------  ----------------  ---------------  ---------------- ---------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                $     (788,395)  $       176,744   $     (302,198)  $        51,424  $       (1,666)
                                               ===============  ================  ===============  ================ ===============

(a) For the Period Beginning October 1, 2001 and Ended December 31, 2001


See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   MFS Variable
                                                                                  Insurance Trust
                                                    MFS Variable Insurance        (Service Class)        OCC Accumulation Trust
                                                      Trust Sub-Accounts            Sub-Account                Sub-Accounts
                                               ---------------------------------  ---------------  --------------------------------
                                                                                     MFS New
                                                                                    Discovery            OCC
                                                MFS Investors        MFS New        (Service        Science and        OCC Small
                                                  Trust (b)         Discovery        Class) (a)     Technology (a)      Cap (a)
                                               ---------------  ----------------  ---------------  ---------------- ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $        5,371   $             -   $            -   $             -  $            -
Charges from Allstate Life Insurance Company:
     Mortality and expense risk                       (15,107)          (21,370)              (1)               (7)             (1)
     Administrative expense                            (1,285)           (1,797)               -                (1)              -
                                               ---------------  ----------------  ---------------  ---------------- ---------------

         Net investment income (loss)                 (11,021)          (23,167)              (1)               (8)             (1)
                                               ---------------  ----------------  ---------------  ---------------- ---------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                  96,698           261,702                1                 7               1
  Cost of investments sold                            112,274           287,341                1                 5               1
                                               ---------------  ----------------  ---------------  ---------------- ---------------

         Realized gains (losses) on fund shares       (15,576)          (25,639)               -                 2               -

Realized gain distributions                            27,566            47,267                -                 -               -
                                               ---------------  ----------------  ---------------  ---------------- ---------------

         Net realized gains (losses)                   11,990            21,628                -                 2               -

Change in unrealized gains (losses)                  (190,535)          (37,899)              10               520              56
                                               ---------------  ----------------  ---------------  ---------------- ---------------

         Net realized and unrealized gains
              (losses) on investments                (178,545)          (16,271)              10               522              56
                                               ---------------  ----------------  ---------------  ---------------- ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                $     (189,566)  $       (39,438)  $            9   $           514  $           55
                                               ===============  ================  ===============  ================ ===============

(a) For the Period Beginning October 1, 2001 and Ended December 31, 2001

(b) Previously known as MFS Growth with Income


See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                                                Oppenheimer Variable Account Funds Sub-Accounts
                                               ------------------------------------------------------------------------------------
                                                                                                                     Oppenheimer
                                                                  Oppenheimer      Oppenheimer                       Main Street
                                                Oppenheimer         Capital           Global         Oppenheimer      Small Cap
                                                   Bond          Appreciation       Securities       High Income      Growth (c)
                                               ---------------  ----------------  ---------------  ---------------- ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $      232,261   $        23,583   $       21,203   $        74,563  $            -
Charges from Allstate Life Insurance Company:
     Mortality and expense risk                       (47,679)          (62,263)         (50,292)          (11,657)        (14,834)
     Administrative expense                            (4,047)           (5,267)          (4,235)             (993)         (1,253)
                                               ---------------  ----------------  ---------------  ---------------- ---------------

         Net investment income (loss)                 180,535           (43,947)         (33,324)           61,913         (16,087)
                                               ---------------  ----------------  ---------------  ---------------- ---------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                 912,685           686,393          768,565           121,043         189,914
  Cost of investments sold                            896,569           826,521          914,239           128,105         216,696
                                               ---------------  ----------------  ---------------  ---------------- ---------------

         Realized gains (losses) on fund shares        16,116          (140,128)        (145,674)           (7,062)        (26,782)

Realized gain distributions                                 -           353,890          393,107                 -               -
                                               ---------------  ----------------  ---------------  ---------------- ---------------

         Net realized gains (losses)                   16,116           213,762          247,433            (7,062)        (26,782)

Change in unrealized gains (losses)                    (9,734)         (928,165)        (676,642)          (60,088)        110,656
                                               ---------------  ----------------  ---------------  ---------------- ---------------

         Net realized and unrealized gains
              (losses) on investments                   6,382          (714,403)        (429,209)          (67,150)         83,874
                                               ---------------  ----------------  ---------------  ---------------- ---------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                $      186,917   $      (758,350)  $     (462,533)  $        (5,237) $       67,787
                                               ===============  ================  ===============  ================ ===============


(c) Previously known as Oppenheimer Small Cap Growth


See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------
                                                          Oppenheimer
                                                           Variable
                                                         Account Funds
                                                        (Service Class)
                                                          Sub-Account             PIMCO Variable Insurance Trust Sub-Accounts
                                                        ----------------   -------------------------------------------------------
                                                          Oppenheimer
                                                        Main Street Small
                                                         Cap Growth             Foreign             Money           Total Return
                                                        (Service Class) (a)      Bond (a)           Market (a)          Bond (a)
                                                        ----------------   ----------------    ---------------    ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                               $             -    $             3     $           13     $             8
Charges from Allstate Life Insurance Company:
     Mortality and expense risk                                     (11)                (1)                (8)                 (1)
     Administrative expense                                          (1)                 -                 (1)                  -
                                                        ----------------   ----------------    ---------------    ----------------

         Net investment income (loss)                               (12)                 2                  4                   7
                                                        ----------------   ----------------    ---------------    ----------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                                11                  1                  8                   -
  Cost of investments sold                                           11                  1                  8                   1
                                                        ----------------   ----------------    ---------------    ----------------

         Realized gains (losses) on fund shares                       -                  -                  -                  (1)

Realized gain distributions                                           -                  -                  -                   7
                                                        ----------------   ----------------    ---------------    ----------------

         Net realized gains (losses)                                  -                  -                  -                   6

Change in unrealized gains (losses)                                 401                 (6)                 -                 (19)
                                                        ----------------   ----------------    ---------------    ----------------

         Net realized and unrealized gains
              (losses) on investments                               401                 (6)                 -                 (13)
                                                        ----------------   ----------------    ---------------    ----------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                         $           389    $            (4)    $            4     $            (6)
                                                        ================   ================    ===============    ================

(a) For the Period Beginning October 1, 2001 and Ended December 31, 2001


See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                               Solomon Brothers    The Universal
                                                                                                  Variable         Institutional
                                                                 Putnam Variable                Series Funds        Funds, Inc.
                                                                Trust Sub-Accounts               Sub-Account        Sub-Account
                                                        -----------------------------------    ---------------    ----------------

                                                                           VT International
                                                            VT High          Growth and
                                                           Yield (a)         Income (a)           Capital (a)       High Yield (a)
                                                        ----------------   ----------------    ---------------    ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                               $             -    $             -     $           35     $           486
Charges from Allstate Life Insurance Company:
     Mortality and expense risk                                     (10)                (9)               (13)                (11)
     Administrative expense                                          (1)                (1)                (1)                 (1)
                                                        ----------------   ----------------    ---------------    ----------------

         Net investment income (loss)                               (11)               (10)                21                 474
                                                        ----------------   ----------------    ---------------    ----------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                                 9                  8                 13                  11
  Cost of investments sold                                            9                  9                 13                  11
                                                        ----------------   ----------------    ---------------    ----------------

         Realized gains (losses) on fund shares                       -                 (1)                 -                   -

Realized gain distributions                                           -                  -                  -                   -
                                                        ----------------   ----------------    ---------------    ----------------

         Net realized gains (losses)                                  -                 (1)                 -                   -

Change in unrealized gains (losses)                                 122                132                317                (331)
                                                        ----------------   ----------------    ---------------    ----------------

         Net realized and unrealized gains
              (losses) on investments                               122                131                317                (331)
                                                        ----------------   ----------------    ---------------    ----------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                         $           111    $           121     $          338     $           143
                                                        ================   ================    ===============    ================


(a) For the Period Beginning October 1, 2001 and Ended December 31, 2001


See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------
                                                                       Van Kampen Life Investment Trust Sub-Accounts
                                                        --------------------------------------------------------------------------

                                                                            LIT Domestic        LIT Emerging         LIT Money
                                                          LIT Comstock          Income              Growth             Market
                                                        ----------------   ----------------    ---------------    ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                               $             -    $        25,995     $        1,900     $        67,229
Charges from Allstate Life Insurance Company:
     Mortality and expense risk                                 (22,616)            (6,751)           (34,095)            (25,623)
     Administrative expense                                      (1,883)              (555)            (2,832)             (2,105)
                                                        ----------------   ----------------    ---------------    ----------------

         Net investment income (loss)                           (24,499)            18,689            (35,027)             39,501
                                                        ----------------   ----------------    ---------------    ----------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                           635,195            107,865            347,026           2,229,669
  Cost of investments sold                                      647,398            106,703            453,201           2,229,669
                                                        ----------------   ----------------    ---------------    ----------------

         Realized gains (losses) on fund shares                 (12,203)             1,162           (106,175)                  -

Realized gain distributions                                       2,743                  -                  -                   -
                                                        ----------------   ----------------    ---------------    ----------------

         Net realized gains (losses)                             (9,460)             1,162           (106,175)                  -

Change in unrealized gains (losses)                            (140,223)            21,122           (821,152)                  -
                                                        ----------------   ----------------    ---------------    ----------------

         Net realized and unrealized gains
              (losses) on investments                          (149,683)            22,284           (927,327)                  -
                                                        ----------------   ----------------    ---------------    ----------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                         $      (174,182)   $        40,973     $     (962,354)    $        39,501
                                                        ================   ================    ===============    ================


See notes to financial statements.
                                       23

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------



                                                                    AIM Variable Insurance Funds Sub-Accounts
                                                  -----------------------------------------------------------------------------


                                                                                  AIM V.I. Dent
                                                  AIM V.I. Capital Appreciation   Demographics     AIM V.I. Diversified Income
                                                  -----------------------------   -------------   -----------------------------

                                                      2001            2000          2001 (a)          2001            2000
                                                  -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                      $     (37,220)  $     (10,309)  $         (17)  $      40,056   $      19,341
Net realized gains (losses)                             239,675          53,608               1          (2,460)           (517)
Change in unrealized gains (losses)                    (886,233)       (366,759)            560         (28,000)        (18,099)
                                                  -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from operations                                      (683,778)       (323,460)            544           9,596             725
                                                  -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              1,248,175       1,943,311           5,192         342,841         253,210
Benefit payments                                         (2,676)         (5,351)              -          (5,818)              -
Payments on termination                                 (81,025)         (5,701)              -         (23,577)         (4,704)
Contract maintenance charge                                (651)         (1,117)              -               4            (172)
Transfers among the sub-accounts
  and with the Fixed Account - net                    1,150,240         338,566             613          16,965          15,136
                                                  -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
  from capital transactions                           2,314,063       2,269,708           5,805         330,415         263,470
                                                  -------------   -------------   -------------   -------------   -------------

Increase (decrease) in amounts retained in
  Allstate Financial Advisors Separate Account I              -               -               -               -               -
                                                  -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS                     1,630,285       1,946,248           6,349         340,011         264,195

NET ASSETS AT BEGINNING OF PERIOD                     2,101,063         154,815               -         352,745          88,550
                                                  -------------   -------------   -------------   -------------   -------------

NET ASSETS AT END OF PERIOD                       $   3,731,348   $   2,101,063   $       6,349   $     692,756   $     352,745
                                                  =============   =============   =============   =============   =============


UNITS OUTSTANDING
  Units outstanding at beginning of period              171,090          11,089               -          35,481           8,850
    Units issued                                        258,067         163,302             510          45,791          29,133
    Units redeemed                                      (27,796)         (3,301)              -         (13,114)         (2,502)
                                                  -------------   -------------   -------------   -------------   -------------
  Units outstanding at end of period                    401,361         171,090             510          68,158          35,481
                                                  =============   =============   =============   =============   =============


(a) For the Period Beginning October 1, 2001 and Ended December 31, 2001



See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------------



                                                                      AIM Variable Insurance Funds Sub-Accounts
                                                 -----------------------------------------------------------------------------------


                                                 AIM V.I. Growth and Income  AIM V.I. International Equity       AIM V.I. Value
                                                 --------------------------  -----------------------------  ------------------------

                                                     2001          2000          2001          2000          2001          2000
                                                 ------------  ------------  -------------  --------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                     $    (23,632) $     (5,761) $      (7,475) $      (2,875) $   (16,242) $    (4,816)
Net realized gains (losses)                           (45,784)       38,243         (5,630)        29,678       (8,918)      40,624
Change in unrealized gains (losses)                  (387,049)     (216,002)      (205,974)      (144,274)    (160,651)    (142,956)
                                                 ------------  ------------  -------------  -------------  -----------  -----------

Increase (decrease) in net assets
  from operations                                    (456,465)     (183,520)      (219,079)      (117,471)    (185,811)    (107,148)
                                                 ------------  ------------  -------------  -------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            1,047,261     1,247,904        538,031        718,594      979,075      874,358
Benefit payments                                            -             -         (6,942)             -       (9,849)           -
Payments on termination                               (94,200)      (43,612)       (23,510)       (23,623)     (63,480)      (8,668)
Contract maintenance charge                              (652)         (703)          (605)          (358)        (420)        (581)
Transfers among the sub-accounts
  and with the Fixed Account - net                    804,121       181,468        218,219            123      437,841      153,248
                                                 ------------  ------------  -------------  -------------  -----------  -----------

Increase (decrease) in net assets
  from capital transactions                         1,756,530     1,385,057        725,193        694,736    1,343,167    1,018,357
                                                 ------------  ------------  -------------  -------------  -----------  -----------

Increase (decrease) in amounts retained in
  Allstate Financial Advisors Separate Account I            -             -              -              -            -            -
                                                 ------------  ------------  -------------  -------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS                   1,300,065     1,201,537        506,114        577,265    1,157,356      911,209

NET ASSETS AT BEGINNING OF PERIOD                   1,272,152        70,615        641,139         63,874      971,244       60,035
                                                 ------------  ------------  -------------  -------------  -----------  -----------

NET ASSETS AT END OF PERIOD                      $  2,572,217  $  1,272,152  $   1,147,253  $     641,139  $ 2,128,600  $   971,244
                                                 ============  ============  =============  =============  ===========  ===========


UNITS OUTSTANDING
  Units outstanding at beginning of period            121,874         5,706         59,434          4,301       96,586        5,029
    Units issued                                      227,687       121,838         90,156         60,499      183,550       93,658
    Units redeemed                                    (26,098)       (5,670)        (8,659)        (5,366)     (34,881)      (2,101)
                                                 ------------  ------------  -------------  -------------  -----------  -----------
  Units outstanding at end of period                  323,463       121,874        140,931         59,434      245,255       96,586
                                                 ============  ============  =============  =============  ===========  ===========



See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------



                                                               Fidelity Variable Insurance Products Fund Sub-Accounts
                                                  ---------------------------------------------------------------------------------


                                                       VIP Contrafund                VIP Growth                VIP High Income
                                                  -------------------------   -------------------------   -------------------------

                                                     2001          2000          2001          2000          2001          2000
                                                  -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                      $   (20,750)  $    (7,808)  $   (41,398)  $   (13,765)  $    27,579   $     1,605
Net realized gains (losses)                            (7,698)       42,885        94,954        34,623       (19,057)       (2,120)
Change in unrealized gains (losses)                  (182,849)      (98,317)     (651,147)     (287,431)      (65,746)      (35,461)
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
  from operations                                    (211,297)      (63,240)     (597,591)     (266,573)      (57,224)      (35,976)
                                                  -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            1,880,113       974,544     2,084,400     2,143,413       214,714       199,967
Benefit payments                                            -             -             -             -             -        (2,695)
Payments on termination                              (150,427)      (38,277)     (173,740)      (16,703)      (28,155)       (1,535)
Contract maintenance charge                              (794)         (787)       (2,202)       (1,427)         (144)         (119)
Transfers among the sub-accounts
  and with the Fixed Account - net                    748,501       141,630       997,977       217,332       200,001        34,793
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
  from capital transactions                         2,477,393     1,077,110     2,906,435     2,342,615       386,416       230,411
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in amounts retained in
  Allstate Financial Advisors Separate Account I            -             -             -             -             -             -
                                                  -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                   2,266,096     1,013,870     2,308,844     2,076,042       329,192       194,435

NET ASSETS AT BEGINNING OF PERIOD                   1,168,681       154,811     2,211,695       135,653       219,917        25,482
                                                  -----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                       $ 3,434,777   $ 1,168,681   $ 4,520,539   $ 2,211,695   $   549,109   $   219,917
                                                  ===========   ===========   ===========   ===========   ===========   ===========


UNITS OUTSTANDING
  Units outstanding at beginning of period            110,084        13,431       202,793        10,926        28,295         2,509
    Units issued                                      304,595       102,908       350,188       195,006        67,728        28,248
    Units redeemed                                    (41,177)       (6,255)      (43,099)       (3,139)      (14,933)       (2,462)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
  Units outstanding at end of period                  373,502       110,084       509,882       202,793        81,090        28,295
                                                  ===========   ===========   ===========   ===========   ===========   ===========



See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------



                                                               Fidelity Variable Insurance Products Fund Sub-Accounts
                                                  ---------------------------------------------------------------------------------


                                                        VIP Index 500         VIP Investment Grade Bond         VIP Overseas
                                                  -------------------------   -------------------------   -------------------------

                                                     2001          2000          2001          2000          2001          2000
                                                  -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                      $   (16,667)  $    (9,466)  $    29,851   $       (10)  $    21,392   $    (2,217)
Net realized gains (losses)                           (47,786)        4,089        15,051         1,203        (6,126)       15,255
Change in unrealized gains (losses)                  (260,054)     (124,941)       81,151        34,454      (254,803)     (114,170)
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
  from operations                                    (324,507)     (130,318)      126,053        35,647      (239,537)     (101,132)
                                                  -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            1,877,829     1,654,973     1,511,584       676,582       706,256       491,718
Benefit payments                                            -       (18,496)            -             -             -             -
Payments on termination                              (168,462)      (78,669)     (108,327)       (3,897)      (26,700)       (3,707)
Contract maintenance charge                            (1,178)       (1,180)         (371)         (475)         (391)         (396)
Transfers among the sub-accounts
  and with the Fixed Account - net                  1,107,054       237,158       782,654       103,330       179,195       151,346
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
  from capital transactions                         2,815,243     1,793,786     2,185,540       775,540       858,360       638,961
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in amounts retained in
  Allstate Financial Advisors Separate Account I            -             -             -             -             -             -
                                                  -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                   2,490,736     1,663,468     2,311,593       811,187       618,823       537,829

NET ASSETS AT BEGINNING OF PERIOD                   1,788,497       125,029       842,202        31,015       689,207       151,378
                                                  -----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                       $ 4,279,233   $ 1,788,497   $ 3,153,795   $   842,202   $ 1,308,030   $   689,207
                                                  ===========   ===========   ===========   ===========   ===========   ===========


UNITS OUTSTANDING
  Units outstanding at beginning of period            178,937        11,193        76,221         3,082        66,295        11,627
    Units issued                                      353,722       180,320       236,682        75,659       116,998        55,887
    Units redeemed                                    (39,200)      (12,576)      (46,370)       (2,520)      (21,538)       (1,219)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
  Units outstanding at end of period                  493,459       178,937       266,533        76,221       161,755        66,295
                                                  ===========   ===========   ===========   ===========   ===========   ===========



See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Lazard
                                                                                                      Retirement      LSA Variable
                                                     Fidelity Variable Insurance Products Fund       Series, Inc.     Series Trust
                                                          (Service Class 2) Sub-Accounts              Sub-Account     Sub-Accounts
                                                 -------------------------------------------------  ---------------  --------------
                                                                  VIP Investment
                                                 VIP Equity-      Grade Bond       VIP Overseas                            LSA
                                                 Income (Service     (Service         (Service         Emerging        Aggressive
                                                    Class 2)         Class 2)         Class 2)          Markets          Growth
                                                 ---------------  ---------------  ---------------  ---------------  --------------

                                                    2001 (a)         2001 (a)         2001 (a)         2001 (a)         2001 (a)
                                                 ---------------  ---------------  ---------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                     $            (1) $           (20) $            (1) $             7  $          (10)
Net realized gains (losses)                                    -                -               (1)               1               -
Change in unrealized gains (losses)                            9              (24)             (21)             552        (157,303)
                                                 ---------------  ---------------  ---------------  ---------------  --------------

Increase (decrease) in net assets
  from operations                                              8              (44)             (23)             560        (157,313)
                                                 ---------------  ---------------  ---------------  ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                     700            8,753                -            4,408           2,400
Benefit payments                                               -                -                -                -               -
Payments on termination                                        -                -                -                -               -
Contract maintenance charge                                    -                -                -                -               -
Transfers among the sub-accounts
  and with the Fixed Account - net                             -              512              615               (2)            972
                                                 ---------------  ---------------  ---------------  ---------------  --------------

Increase (decrease) in net assets
  from capital transactions                                  700            9,265              615            4,406           3,372
                                                 ---------------  ---------------  ---------------  ---------------  --------------

Increase (decrease) in amounts retained in
  Allstate Financial Advisors Separate Account I               -                -                -                -       2,500,000
                                                 ---------------  ---------------  ---------------  ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS                            708            9,221              592            4,966       2,346,059

NET ASSETS AT BEGINNING OF PERIOD                              -                -                -                -               -
                                                 ---------------  ---------------  ---------------  ---------------  --------------

NET ASSETS AT END OF PERIOD                      $           708  $         9,221  $           592  $         4,966  $    2,346,059
                                                 ===============  ===============  ===============  ===============  ==============


UNITS OUTSTANDING
  Units outstanding at beginning of period                     -                -                -                -               -
    Units issued                                              65              927               54              411             310
    Units redeemed                                             -                -                -                -               -
                                                 ---------------  ---------------  ---------------  ---------------  --------------
  Units outstanding at end of period                          65              927               54              411             310
                                                 ===============  ===============  ===============  ===============  ==============


(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001



See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------



                                                                    LSA Variable Series Trust Sub-Accounts
                                                    -----------------------------------------------------------------------


                                                                                  LSA Basic       LSA Blue     LSA Capital
                                                           LSA Balanced             Value           Chip       Appreciation
                                                    ---------------------------  ------------   ------------   ------------

                                                        2001           2000        2001 (a)       2001 (a)       2001 (a)
                                                    ------------   ------------  ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                        $    106,322   $    161,855  $        301   $        (14)  $        (14)
Net realized gains (losses)                              290,142        211,718             -              -              -
Change in unrealized gains (losses)                     (270,300)        85,493       (92,397)       (94,774)       (47,554)
                                                    ------------   ------------  ------------   ------------   ------------

Increase (decrease) in net assets
  from operations                                        126,164        459,066       (92,096)       (94,788)       (47,568)
                                                    ------------   ------------  ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                   3,090              -         1,655          5,064          4,120
Benefit payments                                               -              -             -              -              -
Payments on termination                                        -              -             -              -              -
Contract maintenance charge                                    -              -             -              -              -
Transfers among the sub-accounts
  and with the Fixed Account - net                             -              -             -            511            614
                                                    ------------   ------------  ------------   ------------   ------------

Increase (decrease) in net assets
  from capital transactions                                3,090              -         1,655          5,575          4,734
                                                    ------------   ------------  ------------   ------------   ------------

Increase (decrease) in amounts retained in
  Allstate Financial Advisors Separate Account I               -              -     2,500,000      2,500,000      3,000,000
                                                    ------------   ------------  ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                        129,254        459,066     2,409,559      2,410,787      2,957,166

NET ASSETS AT BEGINNING OF PERIOD                      5,628,874      5,169,808             -              -              -
                                                    ------------   ------------  ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                         $  5,758,128   $  5,628,874  $  2,409,559   $  2,410,787   $  2,957,166
                                                    ============   ============  ============   ============   ============


UNITS OUTSTANDING
  Units outstanding at beginning of period                     -              -             -              -              -
    Units issued                                             305              -           153            516            407
    Units redeemed                                           (20)             -             -              -              -
                                                    ------------   ------------  ------------   ------------   ------------
  Units outstanding at end of period                         285              -           153            516            407
                                                    ============   ============  ============   ============   ============


(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001



See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------



                                                                    LSA Variable Series Trust Sub-Accounts
                                                  --------------------------------------------------------------------------


                                                                                LSA Diversified
                                                    LSA Disciplined Equity          Mid Cap          LSA Emerging Growth
                                                  ---------------------------   ---------------  ---------------------------

                                                      2001           2000         2001 (a)        2001           2000
                                                  ------------   ------------   ---------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                      $     20,835   $     27,052   $         1,958  $      1,407            $ -
Net realized gains (losses)                                  1        105,531                 1             1      1,191,263
Change in unrealized gains (losses)                 (1,200,223)    (1,366,888)           12,430    (1,089,919)    (3,826,134)
                                                  ------------   ------------   ---------------  ------------   ------------

Increase (decrease) in net assets
  from operations                                   (1,179,387)    (1,234,305)           14,389    (1,088,511)    (2,634,871)
                                                  ------------   ------------   ---------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                 6,085              -             4,435         8,229              -
Benefit payments                                             -              -                 -             -              -
Payments on termination                                      -              -                 -             -              -
Contract maintenance charge                                  -              -                 -             -              -
Transfers among the sub-accounts
  and with the Fixed Account - net                           1              -                 -             -              -
                                                  ------------   ------------   ---------------  ------------   ------------

Increase (decrease) in net assets
  from capital transactions                              6,086              -             4,435         8,229              -
                                                  ------------   ------------   ---------------  ------------   ------------

Increase (decrease) in amounts retained in
  Allstate Financial Advisors Separate Account I             -              -         3,000,000             -              -
                                                  ------------   ------------   ---------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                   (1,173,301)    (1,234,305)        3,018,824    (1,080,282)    (2,634,871)

NET ASSETS AT BEGINNING OF PERIOD                    9,938,899     11,173,204                 -     6,110,129      8,745,000
                                                  ------------   ------------   ---------------  ------------   ------------

NET ASSETS AT END OF PERIOD                       $  8,765,598   $  9,938,899   $     3,018,824  $  5,029,847   $  6,110,129
                                                  ============   ============   ===============  ============   ============


UNITS OUTSTANDING
  Units outstanding at beginning of period                   -              -                 -             -              -
    Units issued                                           580              -               408           729              -
    Units redeemed                                          (1)             -                 -            (1)             -
                                                  ------------   ------------   ---------------  ------------   ------------
  Units outstanding at end of period                       579              -               408           728              -
                                                  ============   ============   ===============  ============   ============


(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001



See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------



                                                                     LSA Variable Series Trust Sub-Accounts
                                                    ------------------------------------------------------------------------


                                                                                                                LSA Mid Cap
                                                        LSA Focused Equity             LSA Growth Equity           Value
                                                    ---------------------------   ---------------------------   ------------

                                                        2001           2000           2001           2000         2001 (a)
                                                    ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                        $      2,736            $ -   $         (1)           $ -   $      9,201
Net realized gains (losses)                                    -        222,931            163        197,714              -
Change in unrealized gains (losses)                     (824,291)      (936,519)      (788,557)      (707,211)       167,543
                                                    ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from operations                                       (821,555)      (713,588)      (788,395)      (509,497)       176,744
                                                    ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                     591              -            501              -              -
Benefit payments                                               -              -              -              -              -
Payments on termination                                        -              -              -              -              -
Contract maintenance charge                                    -              -              -              -              -
Transfers among the sub-accounts
  and with the Fixed Account - net                             -              -              -              -              -
                                                    ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
  from capital transactions                                  591              -            501              -              -
                                                    ------------   ------------   ------------   ------------   ------------

Increase (decrease) in amounts retained in
  Allstate Financial Advisors Separate Account I               -              -              -              -      2,500,000
                                                    ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                       (820,964)      (713,588)      (787,894)      (509,497)     2,676,744

NET ASSETS AT BEGINNING OF PERIOD                      5,321,412      6,035,000      5,530,257      6,039,754              -
                                                    ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                         $  4,500,448   $  5,321,412   $  4,742,363   $  5,530,257   $  2,676,744
                                                    ============   ============   ============   ============   ============


UNITS OUTSTANDING
  Units outstanding at beginning of period                     -              -              -              -              -
    Units issued                                              56              -             45              -              -
    Units redeemed                                             -              -              -              -              -
                                                    ------------   ------------   ------------   ------------   ------------
  Units outstanding at end of period                          56              -             45              -              -
                                                    ============   ============   ============   ============   ============


(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001



See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------


                                                     LSA Variable Series
                                                     Trust Sub-Accounts            MFS Variable Insurance Trust Sub-Accounts
                                                  -------------------------  -----------------------------------------------------



                                                  LSA Value Equity           MFS Bond                    MFS High Income
                                                  -------------------------  -------------------------   -------------------------

                                                     2001          2000         2001          2000          2001          2000
                                                  -----------   -----------  -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                      $    29,896   $    39,289  $    29,003   $     5,174   $    12,746   $     3,796
Net realized gains (losses)                           132,788       428,363        4,777           145        (3,039)         (930)
Change in unrealized gains (losses)                  (464,882)      358,103       17,644        11,757       (11,373)      (10,414)
                                                  -----------   -----------  -----------   -----------   -----------   -----------

Increase (decrease) in net assets
  from operations                                    (302,198)      825,755       51,424        17,076        (1,666)       (7,548)
                                                  -----------   -----------  -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                9,088             -      686,780       150,793       106,592        54,233
Benefit payments                                            -             -            -             -             -             -
Payments on termination                                     -             -      (74,487)      (10,749)      (18,137)       (3,281)
Contract maintenance charge                                 -             -         (192)         (184)          (37)          (58)
Transfers among the sub-accounts
  and with the Fixed Account - net                         (1)            -      369,327       102,058       140,208        28,626
                                                  -----------   -----------  -----------   -----------   -----------   -----------

Increase (decrease) in net assets
  from capital transactions                             9,087             -      981,428       241,918       228,626        79,520
                                                  -----------   -----------  -----------   -----------   -----------   -----------

Increase (decrease) in amounts retained in
  Allstate Financial Advisors Separate Account I            -             -            -             -             -             -
                                                  -----------   -----------  -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                    (293,111)      825,755    1,032,852       258,994       226,960        71,972

NET ASSETS AT BEGINNING OF PERIOD                   6,203,785     5,378,030      361,645       102,651       114,169        42,197
                                                  -----------   -----------  -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                       $ 5,910,674   $ 6,203,785  $ 1,394,497   $   361,645   $   341,129   $   114,169
                                                  ===========   ===========  ===========   ===========   ===========   ===========


UNITS OUTSTANDING
  Units outstanding at beginning of period                  -             -       33,711        10,317        12,219         4,159
    Units issued                                          876             -      110,754        26,879        30,654         8,713
    Units redeemed                                        (25)            -      (23,288)       (3,485)       (6,644)         (653)
                                                  -----------   -----------  -----------   -----------   -----------   -----------
  Units outstanding at end of period                      851             -      121,177        33,711        36,229        12,219
                                                  ===========   ===========  ===========   ===========   ===========   ===========



See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               MFS Variable
                                                                                                              Insurance Trust
                                                                                                              (Service Class)
                                                  MFS Variable Insurance Trust Sub-Accounts                     Sub-Account
                                                  ---------------------------------------------------------   ---------------

                                                                                                                  MFS New
                                                                                                                 Discovery
                                                    MFS Investors Trust (b)          MFS New Discovery        (Service Class)
                                                  ---------------------------   ---------------------------   ---------------

                                                      2001           2000           2001           2000          2001 (a)
                                                  ------------   ------------   ------------   ------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                      $    (11,021)  $     (1,827)  $    (23,167)  $     (1,564)  $            (1)
Net realized gains (losses)                             11,990          2,102         21,628           (427)                -
Change in unrealized gains (losses)                   (190,535)        (5,526)       (37,899)       (56,085)               10
                                                  ------------   ------------   ------------   ------------   ---------------

Increase (decrease) in net assets
  from operations                                     (189,566)        (5,251)       (39,438)       (58,076)                9
                                                  ------------   ------------   ------------   ------------   ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                               767,528        439,287      1,235,095        870,981                 -
Benefit payments                                             -              -              -              -                 -
Payments on termination                                (53,995)       (10,708)       (82,399)        (7,651)                -
Contract maintenance charge                               (248)          (462)          (628)          (598)                -
Transfers among the sub-accounts
  and with the Fixed Account - net                     664,408        115,663        656,012        174,780               818
                                                  ------------   ------------   ------------   ------------   ---------------

Increase (decrease) in net assets
  from capital transactions                          1,377,693        543,780      1,808,080      1,037,512               818
                                                  ------------   ------------   ------------   ------------   ---------------

Increase (decrease) in amounts retained in
  Allstate Financial Advisors Separate Account I             -              -              -              -                 -
                                                  ------------   ------------   ------------   ------------   ---------------

INCREASE (DECREASE) IN NET ASSETS                    1,188,127        538,529      1,768,642        979,436               827

NET ASSETS AT BEGINNING OF PERIOD                      656,115        117,586      1,061,750         82,314                 -
                                                  ------------   ------------   ------------   ------------   ---------------

NET ASSETS AT END OF PERIOD                       $  1,844,242   $    656,115   $  2,830,392   $  1,061,750   $           827
                                                  ============   ============   ============   ============   ===============


UNITS OUTSTANDING
  Units outstanding at beginning of period              63,500         11,219         70,680          5,303                 -
    Units issued                                       169,255         54,343        151,104         66,961                64
    Units redeemed                                     (17,599)        (2,062)       (20,702)        (1,584)                -
                                                  ------------   ------------   ------------   ------------   ---------------
  Units outstanding at end of period                   215,156         63,500        201,082         70,680                64
                                                  ============   ============   ============   ============   ===============


(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001

(b)  Previously known as MFS Growth with Income

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------


                                                   OCC Accumulation Trust
                                                        Sub-Accounts             Oppenheimer Variable Account Funds Sub-Accounts
                                                  -------------------------   -----------------------------------------------------

                                                      OCC
                                                  Science and       OCC                                          Oppenheimer
                                                  Technology    Small Cap         Oppenheimer Bond          Capital Appreciation
                                                  -----------   -----------   -------------------------   -------------------------

                                                   2001 (a)      2001 (a)        2001          2000          2001          2000
                                                  -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                      $        (8)  $        (1)  $   180,535   $    (5,019)  $   (43,947)  $   (13,857)
Net realized gains (losses)                                 2             -        16,116         1,728       213,762        18,632
Change in unrealized gains (losses)                       520            56        (9,734)      147,997      (928,165)     (181,637)
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
  from operations                                         514            55       186,917       144,706      (758,350)     (176,862)
                                                  -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                2,042           413     1,849,650     2,378,873     3,448,851     2,681,659
Benefit payments                                            -             -             -       (17,206)            -             -
Payments on termination                                     -             -       (77,513)       (5,235)     (148,589)       (7,108)
Contract maintenance charge                                 -             -           813        (1,374)       (1,187)       (1,655)
Transfers among the sub-accounts
  and with the Fixed Account - net                          -             -       721,248        34,428     1,662,569       279,346
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
  from capital transactions                             2,042           413     2,494,198     2,389,486     4,961,644     2,952,242
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in amounts retained in
  Allstate Financial Advisors Separate Account I            -             -             -             -             -             -
                                                  -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                       2,556           468     2,681,115     2,534,192     4,203,294     2,775,380

NET ASSETS AT BEGINNING OF PERIOD                           -             -     2,644,361       110,169     2,944,812       169,432
                                                  -----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                       $     2,556   $       468   $ 5,325,476   $ 2,644,361   $ 7,148,106   $ 2,944,812
                                                  ===========   ===========   ===========   ===========   ===========   ===========


UNITS OUTSTANDING
  Units outstanding at beginning of period                  -             -       251,952        10,996       231,990        13,148
    Units issued                                          163            39       281,995       245,187       488,298       221,264
    Units redeemed                                          -             -       (56,929)       (4,231)      (67,560)       (2,422)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
  Units outstanding at end of period                      163            39       477,018       251,952       652,728       231,990
                                                  ===========   ===========   ===========   ===========   ===========   ===========


(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001



See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------



                                                                   Oppenheimer Variable Account Funds Sub-Accounts
                                                  ---------------------------------------------------------------------------------


                                                         Oppenheimer                                       Oppenheimer Main Street
                                                      Global Securities        Oppenheimer High Income      Small Cap Growth (c)
                                                  -------------------------   -------------------------   -------------------------

                                                     2001          2000          2001          2000          2001          2000
                                                  -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                      $   (33,324)  $   (10,277)  $    61,913   $    (3,046)  $   (16,087)  $    (4,765)
Net realized gains (losses)                           247,433        17,474        (7,062)          (30)      (26,782)        5,052
Change in unrealized gains (losses)                  (676,642)      (50,350)      (60,088)      (16,119)      110,656       (97,887)
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
  from operations                                    (462,533)      (43,153)       (5,237)      (19,195)       67,787       (97,600)
                                                  -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            2,719,718     1,998,752       540,545       669,167       754,200       751,326
Benefit payments                                            -        (9,316)            -             -        (3,210)       (2,867)
Payments on termination                              (192,198)      (10,494)      (39,451)         (352)      (63,436)      (19,029)
Contract maintenance charge                              (632)       (1,236)          108          (339)         (754)         (435)
Transfers among the sub-accounts
  and with the Fixed Account - net                  1,644,416       326,453       155,741         7,794       472,816        61,711
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
  from capital transactions                         4,171,304     2,304,159       656,943       676,270     1,159,616       790,706
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in amounts retained in
  Allstate Financial Advisors Separate Account I            -             -             -             -             -             -
                                                  -----------   -----------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS                   3,708,771     2,261,006       651,706       657,075     1,227,403       693,106

NET ASSETS AT BEGINNING OF PERIOD                   2,314,683        53,677       666,110         9,035       763,604        70,498
                                                  -----------   -----------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                       $ 6,023,454   $ 2,314,683   $ 1,317,816   $   666,110   $ 1,991,007   $   763,604
                                                  ===========   ===========   ===========   ===========   ===========   ===========


UNITS OUTSTANDING
  Units outstanding at beginning of period            157,682         3,793        69,642           898        59,886         4,457
    Units issued                                      371,095       157,596        78,556        68,971       117,408        58,373
    Units redeemed                                    (56,133)       (3,707)      (11,270)         (227)      (18,523)       (2,944)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
  Units outstanding at end of period                  472,644       157,682       136,928        69,642       158,771        59,886
                                                  ===========   ===========   ===========   ===========   ===========   ===========


(c)  Previously known as Oppenheimer Small Cap Growth



See notes to financial statements.

----------------------------------------------------------------------------------------------------------------------
                                                  Oppenheimer
                                                   Variable
                                                  Account Funds
                                                   Sub-Account         PIMCO Variable Insurance Trust Sub-Accounts
                                                  ---------------   --------------------------------------------------
                                                   Oppenheimer
                                                   Main Street
                                                    Small Cap                                            Total Return
                                                  (Service Class)   Foreign Bond      Money Market           Bond
                                                  ---------------   ---------------   ---------------  ---------------

                                                     2001 (a)          2001 (a)          2001 (a)         2001 (a)
                                                  ---------------   ---------------   ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                      $           (12)  $             2   $             4  $             7
Net realized gains (losses)                                     -                 -                 -                6
Change in unrealized gains (losses)                           401                (6)                -              (19)
                                                  ---------------   ---------------   ---------------  ---------------

Increase (decrease) in net assets
  from operations                                             389                (4)                4               (6)
                                                  ---------------   ---------------   ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                    3,301               750             3,722              664
Benefit payments                                                -                 -                 -                -
Payments on termination                                         -                 -                 -                -
Contract maintenance charge                                     -                 -                 -                -
Transfers among the sub-accounts
  and with the Fixed Account - net                              -                 -                 -                -
                                                  ---------------   ---------------   ---------------  ---------------

Increase (decrease) in net assets
  from capital transactions                                 3,301               750             3,722              664
                                                  ---------------   ---------------   ---------------  ---------------

Increase (decrease) in amounts retained in
  Allstate Financial Advisors Separate Account I                -                 -                 -                -
                                                  ---------------   ---------------   ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS                           3,690               746             3,726              658

NET ASSETS AT BEGINNING OF PERIOD                               -                 -                 -                -
                                                  ---------------   ---------------   ---------------  ---------------

NET ASSETS AT END OF PERIOD                       $         3,690   $           746   $         3,726  $           658
                                                  ===============   ===============   ===============  ===============


UNITS OUTSTANDING
  Units outstanding at beginning of period                      -                 -                 -                -
    Units issued                                              309                74               372               66
    Units redeemed                                              -                 -                 -                -
                                                  ---------------   ---------------   ---------------  ---------------
  Units outstanding at end of period                          309                74               372               66
                                                  ===============   ===============   ===============  ===============



                                                            Putnam Variable
                                                          Trust Sub-Accounts
                                                  ----------------------------------

                                                                    VT International
                                                                       Growth and
                                                  VT High Yield           Income
                                                  ---------------   ----------------

                                                     2001 (a)          2001 (a)
                                                  ---------------   ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                      $           (11)  $            (10)
Net realized gains (losses)                                     -                 (1)
Change in unrealized gains (losses)                           122                132
                                                  ---------------   ----------------

Increase (decrease) in net assets
  from operations                                             111                121
                                                  ---------------   ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                    4,155              3,635
Benefit payments                                                -                  -
Payments on termination                                         -                  -
Contract maintenance charge                                     -                  -
Transfers among the sub-accounts
  and with the Fixed Account - net                            460                  -
                                                  ---------------   ----------------

Increase (decrease) in net assets
  from capital transactions                                 4,615              3,635
                                                  ---------------   ----------------

Increase (decrease) in amounts retained in
  Allstate Financial Advisors Separate Account I                -                  -
                                                  ---------------   ----------------

INCREASE (DECREASE) IN NET ASSETS                           4,726              3,756

NET ASSETS AT BEGINNING OF PERIOD                               -                  -
                                                  ---------------   ----------------

NET ASSETS AT END OF PERIOD                       $         4,726   $          3,756
                                                  ===============   ================


UNITS OUTSTANDING
  Units outstanding at beginning of period                      -                  -
    Units issued                                              448                345
    Units redeemed                                              -                  -
                                                  ---------------   ----------------
  Units outstanding at end of period                          448                345
                                                  ===============   ================


(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001



See notes to financial statements.

--------------------------------------------------------------------------------
                                                 Solomon Brothers  The Universal
                                                  Variable Series  Institutional
                                                     Funds Sub-     Funds, Inc.
                                                      Account       Sub-Account
                                                   -------------   -------------

                                                      Capital        High Yield
                                                   -------------   -------------

                                                      2001 (a)        2001 (a)
                                                   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                       $          21   $         474
Net realized gains (losses)                                    -               -
Change in unrealized gains (losses)                          317            (331)
                                                   -------------   -------------

Increase (decrease) in net assets
  from operations                                            338             143
                                                   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                   4,871           4,150
Benefit payments                                               -               -
Payments on termination                                        -               -
Contract maintenance charge                                    -               -
Transfers among the sub-accounts
  and with the Fixed Account - net                             -               -
                                                   -------------   -------------

Increase (decrease) in net assets
  from capital transactions                                4,871           4,150
                                                   -------------   -------------

Increase (decrease) in amounts retained in
  Allstate Financial Advisors Separate Account I               -               -
                                                   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS                          5,209           4,293

NET ASSETS AT BEGINNING OF PERIOD                              -               -
                                                   -------------   -------------

NET ASSETS AT END OF PERIOD                        $       5,209   $       4,293
                                                   =============   =============


UNITS OUTSTANDING
  Units outstanding at beginning of period                     -               -
    Units issued                                             468             410
    Units redeemed                                             -               -
                                                   -------------   -------------
  Units outstanding at end of period                         468             410
                                                   =============   =============


-------------------------------------------------------------------------------------------------------------------



                                                              Van Kampen Life Investment Trust Sub-Accounts
                                                   ----------------------------------------------------------------

                                                              LIT Comstock                LIT Domestic Income
                                                   ------------------------------    ------------------------------

                                                       2001              2000             2001            2000
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                       $     (24,499)   $       3,394    $      18,689    $       5,808
Net realized gains (losses)                               (9,460)           2,881            1,162              (85)
Change in unrealized gains (losses)                     (140,223)          60,888           21,122            4,616
                                                   -------------    -------------    -------------    -------------

Increase (decrease) in net assets
  from operations                                       (174,182)          67,163           40,973           10,339
                                                   -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                               2,500,785          320,750          281,237          300,003
Benefit payments                                               -                -                -                -
Payments on termination                                 (107,764)          (2,619)         (45,433)          (1,317)
Contract maintenance charge                                 (356)            (303)              68             (187)
Transfers among the sub-accounts
  and with the Fixed Account - net                       559,300           31,692          118,599           20,773
                                                   -------------    -------------    -------------    -------------

Increase (decrease) in net assets
  from capital transactions                            2,951,965          349,520          354,471          319,272
                                                   -------------    -------------    -------------    -------------

Increase (decrease) in amounts retained in
  Allstate Financial Advisors Separate Account I               -                -                -                -
                                                   -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                      2,777,783          416,683          395,444          329,611

NET ASSETS AT BEGINNING OF PERIOD                        475,753           59,070          350,799           21,188
                                                   -------------    -------------    -------------    -------------

NET ASSETS AT END OF PERIOD                        $   3,253,536    $     475,753    $     746,243    $     350,799
                                                   =============    =============    =============    =============


UNITS OUTSTANDING
  Units outstanding at beginning of period                38,222            6,078           33,266            2,103
    Units issued                                         288,347           34,551           39,189           31,847
    Units redeemed                                       (55,034)          (2,407)          (7,287)            (684)
                                                   -------------    -------------    -------------    -------------
  Units outstanding at end of period                     271,535           38,222           65,168           33,266
                                                   =============    =============    =============    =============

(a)  For the Period Beginning October 1, 2001 and Ended December 31, 2001



See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------

                                                            Van Kampen Life Investment Trust Sub-Accounts
                                                   ----------------------------------------------------------------

                                                        LIT Emerging Growth                  LIT Money Market
                                                   ------------------------------    ------------------------------

                                                       2001              2000             2001             2000
                                                   -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                       $     (35,027)   $     (10,284)   $      39,501    $      12,539
Net realized gains (losses)                             (106,175)           2,145                -                -
Change in unrealized gains (losses)                     (821,152)        (387,455)               -                -
                                                   -------------    -------------    -------------    -------------

Increase (decrease) in net assets
  from operations                                       (962,354)        (395,594)          39,501           12,539
                                                   -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                               2,480,607        1,943,551        1,361,761          984,082
Benefit payments                                               -                -                -           (6,910)
Payments on termination                                 (141,588)         (18,442)        (204,847)         (17,248)
Contract maintenance charge                               (1,891)          (1,116)          (1,687)            (594)
Transfers among the sub-accounts
  and with the Fixed Account - net                       795,907          186,601        1,002,267         (210,565)
                                                   -------------    -------------    -------------    -------------

Increase (decrease) in net assets
  from capital transactions                            3,133,035        2,110,594        2,157,494          748,765
                                                   -------------    -------------    -------------    -------------

Increase (decrease) in amounts retained in
  Allstate Financial Advisors Separate Account I               -                -                -                -
                                                   -------------    -------------    -------------    -------------

INCREASE (DECREASE) IN NET ASSETS                      2,170,681        1,715,000        2,196,995          761,304

NET ASSETS AT BEGINNING OF PERIOD                      1,844,721          129,721          835,389           74,085
                                                   -------------    -------------    -------------    -------------

NET ASSETS AT END OF PERIOD                        $   4,015,402    $   1,844,721    $   3,032,384    $     835,389
                                                   =============    =============    =============    =============


UNITS OUTSTANDING
  Units outstanding at beginning of period               118,584            7,394           78,720            7,302
    Units issued                                         307,655          115,317          438,075          103,598
    Units redeemed                                       (44,385)          (4,127)        (237,354)         (32,180)
                                                   -------------    -------------    -------------    -------------
  Units outstanding at end of period                     381,854          118,584          279,441           78,720
                                                   =============    =============    =============    =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Allstate issues two variable annuity contracts, SelectDirections and the Allstate Financial Personal Retirement Manager ("Retirement Manager") (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

        AIM VARIABLE INSURANCE FUNDS                    LSA VARIABLE SERIES TRUST (CONTINUED)
            AIM V.I. Capital Appreciation                   LSA Emerging Growth
            AIM V.I. Dent Demographics                      LSA Focused Equity
            AIM V.I. Diversified Income                     LSA Growth Equity
            AIM V.I. Growth and Income                      LSA Mid Cap Value
            AIM V.I. International Equity                   LSA Value Equity
            AIM V.I. Value                              MFS VARIABLE INSURANCE TRUST
        FIDELITY VARIABLE INSURANCE PRODUCTS FUND           MFS Bond
            VIP Contrafund                                  MFS High Income
            VIP Growth                                      MFS Investors Trust (Previously known as
            VIP High Income                                      MFS Growth with Income)
            VIP Index 500                                   MFS New Discovery
            VIP Investment Grade Bond                   MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
            VIP Overseas                                    MFS New Discovery (Service Class)
        FIDELITY VARIABLE INSURANCE PRODUCTS FUND           MFS Utilities (Service Class)*
            (SERVICE CLASS 2)                           OCC ACCUMULATION TRUST
            VIP Equity-Income (Service Class 2)             OCC Science and Technology
            VIP Investment Grade Bond (Service              OCC Small Cap
                Class 2)                                OPPENHEIMER VARIABLE ACCOUNT FUNDS
            VIP Overseas (Service Class 2)                  Oppenheimer Bond
        JANUS ASPEN SERIES                                  Oppenheimer Capital Appreciation
            Global Value (Service Shares)*                  Oppenheimer Global Securities
            Worldwide Growth (Service Shares)*              Oppenheimer High Income
        LAZARD RETIREMENT SERIES, INC.                      Oppenheimer Main Street Small Cap Growth
            Emerging Markets                                     (Previously known as Oppenheimer
        LSA VARIABLE SERIES TRUST                                Small Cap Growth)
            LSA Aggressive Growth                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
            LSA Balanced                                   (SERVICE CLASS)
            LSA Basic Value                                 Oppenheimer International Growth (Service
            LSA Blue Chip                                        Class)*
            LSA Capital Appreciation                        Oppenheimer Main Street Small Cap Growth
            LSA Disciplined Equity                               (Service Class)
            LSA Diversified Mid Cap

        PIMCO VARIABLE INSURANCE TRUST                  THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
            Foreign Bond                                    High Yield
            Money Market                                VAN KAMPEN LIFE INVESTMENT TRUST
            Total Return Bond                               LIT Comstock
        PUTNAM VARIABLE TRUST                               LIT Domestic Income
            VT High Yield                                   LIT Emerging Growth
            VT International Growth and Income              LIT Money Market
        RYDEX VARIABLE TRUST                            VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
            Rydex OTC*                                      LIT Emerging Growth (Class II)*
        SOLOMON BROTHERS VARIABLE SERIES FUNDS
            Capital

* These Funds were available, but had no Fund activity as of December 31, 2001.

     Allstate provides insurance and administrative services to the contractholders for a fee. Allstate also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     In 2001, Allstate made an additional investment of $16 million to the LSA Variable Series Trust ("Trust"), to bring the total amount invested to $51 million. Allstate has made the investments in order to establish and enhance the diversification of the funds within the Trust. The Trust is managed by LSA Asset Management, LLC (the "Manager"), a wholly-owned subsidiary of Allstate, pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from each sub-account investing in the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.75% to 1.05%. Since Allstate did not purchase a variable annuity contract, the expenses described in Note 3 are not deducted from Allstate's investment in the Trust.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Fund's ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included with and taxed as a part of Allstate. Allstate is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     OTHER - To conform with the 2001 presentation, certain amounts in the prior year's financial statements and notes have been reclassified. In addition, disclosures have been revised to adopt appropriate provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES.

3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 1.70% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge covers insurance benefits available with the Contract and certain expenses of the Contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contract. Allstate guarantees that the amount of this charge will not increase over the life of the Contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account.

     CONTRACT MAINTENANCE CHARGE - Allstate deducts an annual maintenance charge of $35 on each Contract anniversary and guarantees that this charge will not increase over the life of the Contract. This charge will be waived if certain conditions are met.

4.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                       Purchases
                                                                     ------------
 Investments in the AIM Variable Insurance Funds Sub-Accounts:
  AIM V. I. Capital Appreciation                                     $  2,776,167
  AIM V. I. Dent Demographics                                               5,802
  AIM V. I. Diversified Income                                            544,752
  AIM V. I. Growth and Income                                           1,891,664
  AIM V. I. International Equity                                          867,424
  AIM V. I. Value                                                       1,664,878

Investments in the Fidelity Variable Insurance Products Fund
 Sub-Accounts:
   VIP Contrafund                                                       2,841,773
   VIP Growth                                                           3,294,224
   VIP High Income                                                        512,794
   VIP Index 500                                                        3,216,216
   VIP Investment Grade Bond                                            2,770,974
   VIP Overseas                                                         1,119,396

Investments in the Fidelity Variable Insurance Products Fund
 (Service Class 2) Sub-Accounts:
   VIP Equity-Income (Service Class 2)                                        700
   VIP Investment Grade Bond (Service Class 2)                              9,264
   VIP Overseas (Service Class 2)                                             613

Investments in the Lazard Retirement Series, Inc. Sub-Account:
   Emerging Markets                                                         4,425

Investments in the LSA Variable Series Trust Sub-Accounts:
   LSA Aggressive Growth                                                2,503,371
   LSA Balanced                                                           399,562
   LSA Basic Value                                                      2,501,959
   LSA Blue Chip                                                        2,505,573
   LSA Capital Appreciation                                             3,004,731
   LSA Disciplined Equity                                                  26,939
   LSA Diversified Mid Cap                                              3,006,405
   LSA Emerging Growth                                                      9,659
   LSA Focused Equity                                                       3,327
   LSA Growth Equity                                                          664
   LSA Mid Cap Value                                                    2,509,201
   LSA Value Equity                                                       171,797

Investments in MFS Variable Insurance Trust Sub-Accounts:
   MFS Bond                                                             1,440,961
   MFS High Income                                                        279,568
   MFS Investors Trust                                                  1,490,602
   MFS New Discovery                                                    2,093,340

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                           Purchases
                                                                         -------------
Investments in MFS Variable Insurance Trust (Service Class)
    Sub-Account:
        MFS New Discovery (Service Class)                                $         818

Investments in the OCC Accumulation Trust Sub-Accounts:
        OCC Science and Technology                                               2,042
        OCC Small Cap                                                              412

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
        Oppenheimer Bond                                                     3,586,071
        Oppenheimer Capital Appreciation                                     5,956,479
        Oppenheimer Global Securities                                        5,298,473
        Oppenheimer High Income                                                839,560
        Oppenheimer Main Street Small Cap Growth                             1,333,054

Investments in the Oppenheimer Variable Account Funds (Service Class)
    Sub-Account:
        Oppenheimer Main Street Small Cap Growth (Service Class)                 3,299

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
        Foreign Bond                                                               752
        Money Market                                                             3,734
        Total Return Bond                                                          678

Investments in the Putnam Variable Trust Sub-Accounts:
        VT High Yield                                                            4,613
        VT International Growth and Income                                       3,632

Investments in the Salomon Brothers Variable Series Funds Sub-Account:
        Capital                                                                  4,905

Investments in The Universal Institutional Funds, Inc. Sub-Account:
        High Yield                                                               4,636

Investments in the Van Kampen Life Investment Trust Sub-Accounts:
        LIT Comstock                                                         3,565,162
        LIT Domestic Income                                                    480,845
        LIT Emerging Growth                                                  3,444,095
        LIT Money Market                                                     4,426,239
                                                                         -------------
                                                                         $  72,428,224
                                                                         =============

5.   FINANCIAL HIGHLIGHTS

     The accumulation unit value, the investment income ratio, the expense ratio assessed by Allstate, and the total return is presented for each sub-account. As explained in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets.


     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

       * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends in which the sub-accounts invest.

      ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

     *** TOTAL RETURN - This represents the total return for the period and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

          Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.



                                                                                     SelectDirections
                                                          -------------------------------------------------------------------

                                                          At December 31, 2001      For the year ended December 31, 2001
                                                          --------------------    -------------------------------------------
                                                              Accumulation         Investment         Expense        Total
                                                               Unit Value         Income Ratio*        Ratio**      Return***
                                                          --------------------    -------------     ------------  -----------
Investments in the AIM Variable Insurance Funds
  Sub-Accounts:
     AIM V. I. Capital Appreciation                               $    9.31            0.00 %           1.25 %      -24.24 %
     AIM V. I. Diversified Income                                     10.18            9.05             1.25          2.30
     AIM V. I. Growth and Income                                       7.96            0.07             1.25        -23.80
     AIM V. I. International Equity                                    8.15            0.42             1.25        -24.49
     AIM V. I. Value                                                   8.69            0.17             1.25        -13.66

Investments in the Fidelity Variable Insurance Products
   Fund Sub-Accounts:
     VIP Contrafund                                                    9.21            0.42             1.25        -13.34
     VIP Growth                                                        8.88            0.05             1.25        -18.68
     VIP High Income                                                   6.78            8.48             1.25        -12.84
     VIP Index 500                                                     8.69            0.69             1.25        -13.20
     VIP Investment Grade Bond                                        11.84            2.84             1.25          7.11
     VIP Overseas                                                      8.10            3.42             1.25        -22.15

                                                                                SelectDirections (continued)
                                                          ---------------------------------------------------------------------
                                                          At December 31, 2001      For the year ended December 31, 2001
                                                          -------------------    ----------------------------------------------
                                                              Accumulation         Investment        Expense         Total
                                                               Unit Value         Income Ratio*      Ratio**        Return***
                                                          -------------------    ---------------   ------------   -------------
Investments in MFS Variable Insurance Trust Sub-Accounts:
     MFS Bond                                                  $   11.52              4.58 %           1.25 %          7.35 %
     MFS High Income                                                9.42              6.88             1.25            0.80
     MFS Investors Trust (b)                                        8.58              0.43             1.25          -17.00
     MFS New Discovery                                             14.09              0.00             1.25           -6.22

Investments in the Oppenheimer Variable Account Funds
   Sub-Accounts:
     Oppenheimer Bond                                              11.17              5.83             1.25            6.44
     Oppenheimer Capital Appreciation                              10.96              0.47             1.25          -13.67
     Oppenheimer Global Securities                                 12.76              0.51             1.25          -13.14
     Oppenheimer High Income                                        9.63              7.52             1.25            0.69
     Oppenheimer Main Street Small Cap Growth (c)                  12.55              0.00             1.25           -1.61

Investments in the Van Kampen Life Investment Trust
   Sub-Accounts:
     LIT Comstock                                                  12.00              0.00             1.25           -3.68
     LIT Domestic Income                                           11.47              4.74             1.25            8.60
     LIT Emerging Growth                                           10.53              0.06             1.25          -32.35
     LIT Money Market                                              10.87              3.48             1.25            2.39


(b)  Previously known as MFS Growth with Income

(c)  Previously known as Oppenheimer Small Cap Growth

                                                                     SelectDirections with Enhanced Death Benefit Rider
                                                        ------------------------------------------------------------------------
                                                        At December 31, 2001          For the year ended December 31, 2001
                                                        --------------------   -------------------------------------------------
                                                            Accumulation          Investment        Expense         Total
                                                             Unit Value          Income Ratio*      Ratio**         Return***
                                                        --------------------   ----------------   -----------    ---------------
Investments in the AIM Variable Insurance Funds
  Sub-Accounts:
     AIM V. I. Capital Appreciation                            $    9.26            0.00 %           1.45 %          -24.39 %
     AIM V. I. Diversified Income                                  10.13            9.05             1.45              2.09
     AIM V. I. Growth and Income                                    7.92            0.07             1.45            -23.95
     AIM V. I. International Equity                                 8.11            0.42             1.45            -24.64
     AIM V. I. Value                                                8.65            0.17             1.45            -13.83

Investments in the Fidelity Variable Insurance Products
   Fund Sub-Accounts:
     VIP Contrafund                                                 9.17            0.42             1.45            -13.52
     VIP Growth                                                     8.83            0.05             1.45            -18.84
     VIP High Income                                                6.75            8.48             1.45            -13.01
     VIP Index 500                                                  8.64            0.69             1.45            -13.37
     VIP Investment Grade Bond                                     11.78            2.84             1.45              6.89
     VIP Overseas                                                   8.06            3.42             1.45            -22.31

Investments in MFS Variable Insurance Trust Sub-Accounts:
     MFS Bond                                                      11.46            4.58             1.45              7.13
     MFS High Income                                                9.38            6.88             1.45              0.60
     MFS Investors Trust (b)                                        8.54            0.43             1.45            -17.17
     MFS New Discovery                                             14.03            0.00             1.45             -6.40

Investments in the Oppenheimer Variable Account Funds
   Sub-Accounts:
     Oppenheimer Bond                                              11.12            5.83             1.45              6.23
     Oppenheimer Capital Appreciation                              10.91            0.47             1.45            -13.84
     Oppenheimer Global Securities                                 12.70            0.51             1.45            -13.31
     Oppenheimer High Income                                        9.59            7.52             1.45              0.49
     Oppenheimer Main Street Small Cap Growth (c)                  12.49            0.00             1.45             -1.81

Investments in the Van Kampen Life Investment Trust
   Sub-Accounts:
     LIT Comstock                                                  11.94            0.00             1.45             -3.87
     LIT Domestic Income                                           11.41            4.74             1.45              8.38
     LIT Emerging Growth                                           10.48            0.06             1.45            -32.49
     LIT Money Market                                              10.82            3.48             1.45              2.18


(b)  Previously known as MFS Growth with Income

(c)  Previously known as Oppenheimer Small Cap Growth

                                                               SelectDirections with Enhanced Death and Income Benefit Rider
                                                          ----------------------------------------------------------------------
                                                          At December 31, 2001        For the year ended December 31, 2001
                                                          --------------------  ------------------------------------------------
                                                             Accumulation         Investment        Expense           Total
                                                              Unit Value         Income Ratio*      Ratio**          Return***
                                                          --------------------  ---------------   --------------    ------------
Investments in the AIM Variable Insurance Funds
   Sub-Accounts:
     AIM V. I. Capital Appreciation                            $    9.22            0.00 %           1.65 %          -24.55 %
     AIM V. I. Growth and Income                                    7.88            0.07             1.65            -24.11
     AIM V. I. International Equity                                 8.07            0.42             1.65            -24.79
     AIM V. I. Value                                                8.61            0.17             1.65            -14.00

Investments in the Fidelity Variable Insurance Products
   Fund Sub-Accounts:
     VIP Contrafund                                                 9.12            0.42             1.65            -13.69
     VIP Growth                                                     8.79            0.05             1.65            -19.01
     VIP High Income                                                6.71            8.48             1.65            -32.87
     VIP Index 500                                                  8.60            0.69             1.65            -13.55
     VIP Investment Grade Bond                                     11.73            2.84             1.65              6.68
     VIP Overseas                                                   8.02            3.42             1.65            -22.47

Investments in MFS Variable Insurance Trust Sub-Accounts:
     MFS Bond                                                      11.41            4.58             1.65              6.92
     MFS High Income                                                9.33            6.88             1.65              0.39
     MFS New Discovery                                             13.96            0.00             1.65             -6.59

Investments in the Oppenheimer Variable Account Funds
   Sub-Accounts:
     Oppenheimer Bond                                              11.07            5.83             1.65              6.01
     Oppenheimer Capital Appreciation                              10.86            0.47             1.65            -14.02
     Oppenheimer Global Securities                                 12.64            0.51             1.65            -13.49
     Oppenheimer Main Street Small Cap Growth (c)                  12.43            0.00             1.65             -2.00

Investments in the Van Kampen Life Investment Trust
   Sub-Accounts:
     LIT Comstock                                                  11.89            0.00             1.65             -4.06
     LIT Domestic Income                                           11.36            4.74             1.65              8.16
     LIT Emerging Growth                                           10.43            0.06             1.65            -32.62
     LIT Money Market                                              10.76            3.48             1.65              1.98


(c) Previously known as Oppenheimer Small Cap Growth

                                                                       Allstate Financial Personal Retirement Manager
                                                               ----------------------------------------------------------------
                                                               At December 31, 2001      For the year ended December 31, 2001
                                                               --------------------   -----------------------------------------
                                                                   Accumulation         Investment      Expense           Total
                                                                    Unit Value         Income Ratio*    Ratio**          Return***
                                                               --------------------   ---------------  ----------    --------------
Investments in the AIM Variable Insurance Funds
   Sub-Account:
     AIM V. I. Dent Demographics (a)                           $   12.46                 0.00 %           1.50 %           24.59 %

Investments in the Fidelity Variable Insurance Products
   Fund (Service Class 2) Sub-Accounts:
     VIP Equity-Income (Service Class 2) (a)                       10.94                 0.00             1.50              9.41
     VIP Investment Grade Bond (Service Class 2) (a)                9.95                 0.00             1.50             -0.53
     VIP Overseas (Service Class 2) (a)                            11.00                 0.00             1.50              9.98

Investments in the Lazard Retirement Series, Inc.
   Sub-Account:
     Emerging Markets (a)                                          12.09                 0.81             1.50             20.95

Investments in the LSA Variable Series Trust Sub-Accounts:
     LSA Aggressive Growth (a)                                     11.48                 0.00             1.50             14.82
     LSA Balanced                                                  10.19                 1.87             1.50              1.86
     LSA Basic Value (a)                                           11.46                 0.03             1.50             14.64
     LSA Blue Chip (a)                                             11.22                 0.00             1.50             12.22
     LSA Capital Appreciation (a)                                  12.68                 0.00             1.50             26.82
     LSA Disciplined Equity                                        11.08                 0.22             1.50             10.83
     LSA Diversified Mid Cap (a)                                   11.90                 0.13             1.50             19.01
     LSA Emerging Growth                                           13.17                 0.03             1.50             31.69
     LSA Focused Equity                                            11.10                 0.06             1.50             11.02
     LSA Growth Equity                                             11.02                 0.00             1.50             10.24
     LSA Value Equity                                              11.07                 0.49             1.50             10.71

Investments in MFS Variable Insurance Trust (Service Class)
   Sub-Account:
     MFS New Discovery (Service Class) (a)                         12.85                 0.00             1.50             28.50

Investments in the OCC Accumulation Trust Sub-Accounts:
     OCC Science and Technology (a)                                15.70                 0.00             1.50             57.03
     OCC Small Cap (a)                                             12.03                 0.00             1.50             20.33

(a) For the Period Beginning October 1, 2001 and Ended December 31, 2001

                                                                    Allstate Financial Personal Retirement Manager (continued)
                                                               --------------------------------------------------------------------
                                                               At December 31, 2001       For the year ended December 31, 2001
                                                               --------------------   ---------------------------------------------
                                                                  Accumulation          Investment        Expense         Total
                                                                   Unit Value          Income Ratio*      Ratio**         Return***
                                                               --------------------   ----------------  ------------    -----------
    Investments in the Oppenheimer Variable Account Funds
       (Service Class) Sub-Account:
         Oppenheimer Main Street Small Cap Growth
         (Service Class) (a)                                   $       11.94            0.00 %           1.50 %           19.40 %

    Investments in the PIMCO Variable Insurance Trust
       Sub-Accounts:
         Foreign Bond (a)                                              10.07            0.80             1.50              0.68
         Money Market (a)                                              10.02            0.70             1.50              0.17
         Total Return Bond (a)                                          9.97            2.43             1.50             -0.25

    Investments in the Putnam Variable Trust Sub-Accounts:
         VT High Yield (a)                                             10.54            0.00             1.50              5.38
         VT International Growth and Income (a)                        10.88            0.00             1.50              8.79

    Investments in the Salomon Brothers Variable Series Funds
       Sub-Account:
         Capital (a)                                                   11.14            1.34             1.50             11.37

    Investments in The Universal Institutional Funds, Inc.
       Sub-Account:
         High Yield (a)                                                10.48           22.64             1.50              4.78

    (a) For the Period Beginning October 1, 2001 and Ended December 31, 2001


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